UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22696

Victory Portfolios II
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio		44144
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-539-3863

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2018

Item 1. Schedule of Investments.

Victory Portfolios II	Schedule of Portfolio Investments
Victory US 500 Enhanced Volatility Wtd Index Fund	September 30, 2018
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.7%)
Communication Services (3.1%):
AT&T, Inc.	8,782	$294,900
Cable One, Inc.	319	281,871
Cargurus, Inc.(a)	2,454	136,663
CBS Corp., Class B(b)	4,094	235,200
CenturyLink, Inc.(b)	8,483	179,840
Charter Communications, Inc., Class A(a)	586	190,966
Comcast Corp., Class A	6,200	219,542
DISH Network Corp.(a)	4,159	148,726
Facebook, Inc., Class A(a)	865	142,258
InterActive Corp.(a)	766	166,008
Netflix, Inc.(a)	418	156,386
Omnicom Group, Inc.(b)	4,118	280,106
The Walt Disney Co.(b)	3,247	379,705
T-Mobile US, Inc.(a)	3,727	261,561
Verizon Communications, Inc.	5,938	317,029
Viacom, Inc., Class B	7,611	256,947
World Wrestling Entertainment, Inc.(b)	1,817	175,758
Zayo Group Holdings, Inc.(a)	7,901	274,323
		4,097,789
Consumer Discretionary (12.7%):
Advance Auto Parts, Inc.	1,314	221,186
Amazon.com, Inc.(a)	118	236,354
American Eagle Outfitters, Inc.	6,190	153,698
Aramark	6,524	280,662
AutoZone, Inc.(a)	331	256,757
Best Buy Co., Inc.	2,596	206,019
Bright Horizons Family Solutions, Inc.(a)	2,811	331,248
Burlington Stores, Inc.(a)	1,405	228,903
CarMax, Inc.(a)	2,701	201,684
Carter’s, Inc.	2,388	235,457
Chipotle Mexican Grill, Inc.(a)	275	124,993
D.R. Horton, Inc.	4,364	184,074
Darden Restaurants, Inc.	1,785	198,474
Dollar General Corp.	2,328	254,450
Dollar Tree, Inc.(a)	1,845	150,460
Domino’s Pizza, Inc.	851	250,875
Dunkin’ Brands Group, Inc.(b)	5,165	380,763
Etsy, Inc.(a)	2,456	126,189
Five Below, Inc.(a)	1,240	161,274
Ford Motor Co.	29,033	268,555
Garmin Ltd.(b)	5,106	357,675
Gentex Corp.	10,619	227,884
Genuine Parts Co.	3,496	347,502
Grand Canyon Education, Inc.(a)	2,512	283,354
GrubHub, Inc.(a)	871	120,738
Harley-Davidson, Inc.(b)	5,494	248,878
Hilton Worldwide Holdings, Inc.	4,063	328,209
Hyatt Hotels Corp., Class A	4,101	326,399
Kohl’s Corp.	2,157	160,804
L Brands, Inc.(b)	5,283	160,075
Las Vegas Sands Corp.	3,684	218,572
Lear Corp.	1,565	226,925
Leggett & Platt, Inc.(b)	6,279	274,958
Lennar Corp., Class A	3,801	177,469
LKQ Corp.(a)	5,165	163,576
Lowe’s Co., Inc.	1,999	229,525
Macy’s, Inc.	3,795	131,800
Marriott International, Inc., Class A	2,214	292,314
McDonald’s Corp.	1,828	305,806
MGM Resorts International	6,081	169,721
Mohawk Industries, Inc.(a)	947	166,056
Newell Brands, Inc.(b)	7,442	151,073
Nordstrom, Inc.(b)	2,545	152,216
Norwegian Cruise Line Holdings Ltd.(a)(b)	4,506	258,780

See notes to schedules of portfolio investments

Security Description	Shares	Value
NVR, Inc.(a)	74	$182,839
Ollie’s Bargain Outlet Holdings, Inc.(a)	2,475	237,848
O’Reilly Automotive, Inc.(a)	626	217,422
Penske Automotive Group, Inc.	4,620	218,942
Polaris Industries, Inc.(b)	1,793	181,003
Pool Corp.	2,040	340,435
PulteGroup, Inc.	7,604	188,351
PVH Corp.	1,642	237,105
Qurate Retail, Inc.(a)	9,659	214,526
Ross Stores, Inc.	2,615	259,147
Royal Caribbean Cruises Ltd.(b)	1,885	244,937
Service Corp. International(b)	7,825	345,865
Servicemaster Global Holdings, Inc.(a)	4,868	301,962
Stamps.com, Inc.(a)	649	146,804
Starbucks Corp.	5,030	285,905
Target Corp.	2,938	259,162
Texas Roadhouse, Inc.(b)	3,975	275,428
The Gap, Inc.(b)	4,938	142,461
The Home Depot, Inc.	1,765	365,619
The TJX Co., Inc.	3,190	357,343
Thor Industries, Inc.	1,631	136,515
Tiffany & Co.	1,274	164,308
Toll Brothers, Inc.	4,775	157,718
Tractor Supply Co.	2,480	225,382
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	792	223,439
Urban Outfitters, Inc.(a)	4,006	163,845
Weight Watchers International, Inc.(a)	1,825	131,382
Williams-Sonoma, Inc.(b)	2,292	150,630
Yum! Brands, Inc.	3,859	350,822
		16,639,529
Consumer Staples (6.9%):
Altria Group, Inc.	4,521	272,662
Archer-Daniels-Midland Co.	7,874	395,825
Brown-Forman Corp., Class B	4,790	242,135
Church & Dwight Co., Inc.	5,101	302,846
Colgate-Palmolive Co.	5,571	372,978
Conagra Brands, Inc.	7,841	266,359
Constellation Brands, Inc., Class A	1,390	299,712
Costco Wholesale Corp.	1,615	379,330
General Mills, Inc.	5,354	229,794
Hormel Foods Corp.(b)	8,023	316,106
Ingredion, Inc.	2,415	253,478
Kellogg Co.	3,909	273,708
Kimberly-Clark Corp.	2,384	270,918
Lamb Weston Holdings, Inc.	4,570	304,362
McCormick & Co., Inc.(b)	2,393	315,278
Molson Coors Brewing Co., Class B	2,920	179,580
Mondelez International, Inc., Class A	7,473	321,040
Monster Beverage Corp.(a)	3,098	180,551
National Beverage Corp.(a)(b)	1,570	183,093
Nu Skin Enterprises, Inc., Class A	2,731	225,089
Philip Morris International, Inc.	2,608	212,656
Pilgrim’s Pride Corp.(a)	10,432	188,715
Post Holdings, Inc.(a)(b)	2,543	249,316
Sysco Corp.	4,122	301,937
The Clorox Co.	1,755	263,970
The Estee Lauder Cos., Inc., Class A	1,833	266,372
The Hershey Co.	2,931	298,962
The J.M. Smucker Co.(b)	2,302	236,208
The Kraft Heinz Co.	4,224	232,785
The Kroger Co.	5,789	168,518
The Procter & Gamble Co.	4,791	398,755
Tyson Foods, Inc., Class A	4,085	243,180
US Foods Holding Corp.(a)	6,041	186,184
Walgreens Boots Alliance, Inc.	3,255	237,290
		9,069,692

See notes to schedules of portfolio investments

Security Description	Shares	Value
Energy (3.5%):
Apache Corp.	3,963	$188,916
Centennial Resource Development, Inc.(a)(b)	7,616	166,410
Chevron Corp.	2,479	303,132
Cimarex Energy Co.	2,133	198,241
ConocoPhillips	3,130	242,262
Continental Resources, Inc.(a)	2,809	191,799
Core Laboratories N.V.(b)	1,731	200,502
Diamondback Energy, Inc.(b)	1,283	173,449
EOG Resources, Inc.	2,057	262,411
Exxon Mobil Corp.	3,920	333,278
HollyFrontier Corp.	2,460	171,954
Marathon Petroleum Corp.(b)	2,476	198,006
Newfield Exploration Co.(a)	5,807	167,416
Occidental Petroleum Corp.	3,410	280,200
ONEOK, Inc.	5,107	346,203
PBF Energy, Inc.	3,689	184,118
Peabody Energy Corp.	5,310	189,248
Phillips 66	2,529	285,069
The Williams Cos., Inc.	9,302	252,921
Valero Energy Corp.	2,121	241,264
		4,576,799
Financials (20.4%):
Affiliated Managers Group, Inc.	1,734	237,072
Aflac, Inc.	9,125	429,514
Ally Financial, Inc.	10,675	282,354
American Financial Group, Inc.	3,499	388,284
Ameriprise Financial, Inc.	1,750	258,405
Arthur J. Gallagher & Co.	5,483	408,155
Associated Banc-Corp.	9,739	253,214
Athene Holding Ltd., Class A(a)	5,304	274,005
Bank of America Corp.	8,498	250,351
Bank Ozk	5,865	222,635
BB&T Corp.	5,528	268,329
BlackRock, Inc., Class A	550	259,232
BOK Financial Corp.(b)	2,986	290,478
Brown & Brown, Inc.	13,502	399,254
CBOE Holdings, Inc.	2,633	252,663
Citizens Financial Group, Inc.	6,284	242,374
CME Group, Inc.	1,804	307,059
CNA Financial Corp.	7,133	325,621
Comerica, Inc.	2,838	255,988
Commerce Bank, Inc.	4,631	305,739
Credit Acceptance Corp.(a)(b)	481	210,712
Cullen/Frost Bankers, Inc.	2,588	270,291
Discover Financial Services	3,637	278,049
E*TRADE Financial Corp.(a)	4,080	213,751
East West Bancorp, Inc.	4,220	254,761
Eaton Vance Corp.	6,153	323,402
Erie Indemnity Co., Class A	2,861	364,863
FactSet Research Systems, Inc.(b)	1,362	304,693
Fifth Third BanCorp	7,704	215,096
First American Financial Corp.	5,749	296,591
First Citizens BancShares, Inc., Class A	565	255,538
First Republic Bank(b)	3,286	315,456
FNF Group	7,780	306,143
Green Dot Corp.(a)	2,142	190,252
Hanover Insurance Group, Inc.	2,691	331,989
Huntington Bancshares, Inc.	18,046	269,246
IBERIABANK Corp.	3,386	275,451
Intercontinental Exchange, Inc.	4,418	330,864
Invesco Ltd.	9,567	218,893
JPMorgan Chase & Co.	2,526	285,034
Kemper Corp.	2,521	202,814
KeyCorp	11,862	235,935
Lincoln National Corp.	3,808	257,649
Loews Corp.	7,563	379,889
LPL Financial Holdings, Inc.	3,416	220,366

See notes to schedules of portfolio investments

Security Description	Shares	Value
M&T Bank Corp.	1,785	$293,704
MarketAxess Holdings, Inc.	1,655	295,401
Marsh & McLennan Co., Inc.	4,893	404,749
MGIC Investment Corp.(a)	12,028	160,093
Moody’s Corp.	1,849	309,153
Morgan Stanley	4,946	230,335
Morningstar, Inc.	2,428	305,685
MSCI, Inc.	1,809	320,935
Nasdaq, Inc.	3,725	319,605
New York Community Bancorp, Inc.(b)	23,480	243,487
Northern Trust Corp.	2,592	264,721
Old Republic International Corp.	16,941	379,140
Onemain Holdings, Inc.(a)	6,433	216,213
PacWest Bancorp	6,090	290,189
People’s United Financial, Inc.(b)	19,926	341,133
Pinnacle Financial Partners, Inc.	4,144	249,262
Primerica, Inc.	2,296	276,783
Principal Financial Group, Inc.	4,779	280,002
Prosperity Bancshares, Inc.	3,871	268,454
Prudential Financial, Inc.	2,665	270,018
Raymond James Financial, Inc.	2,635	242,552
Regions Financial Corp.	13,077	239,963
Reinsurance Group of America, Inc.	2,159	312,105
S&P Global, Inc.	1,795	350,724
Santander Consumer USA Holdings, Inc.	8,483	169,999
SEI Investments Co.	4,260	260,286
Signature Bank	2,097	240,819
SLM Corp.(a)	23,867	266,117
State Street Corp.	2,699	226,122
SunTrust Banks, Inc.	3,882	259,279
SVB Financial Group(a)	504	156,658
Synchrony Financial	6,854	213,022
Synovus Financial Corp.(b)	5,337	244,381
T. Rowe Price Group, Inc.	2,340	255,481
TD Ameritrade Holding Corp.	3,867	204,294
Texas Capital Bancshares, Inc.(a)	2,764	228,445
The Allstate Corp.	3,897	384,634
The Bank of New York Mellon Corp.	5,091	259,590
The Charles Schwab Corp.	4,559	224,075
The PNC Financial Services Group, Inc.	2,011	273,878
The Progressive Corp.	5,370	381,485
The Travelers Co., Inc.	2,678	347,363
Torchmark Corp.	3,905	338,524
U.S. Bancorp(b)	6,385	337,192
Umpqua Holdings Corp.	12,320	256,256
Unum Group	4,722	184,489
W.R. Berkley Corp.	5,343	427,066
Webster Financial Corp.	3,899	229,885
Wells Fargo & Co.	4,971	261,276
Western Alliance BanCorp(a)	4,909	279,273
Wintrust Financial Corp.	3,066	260,426
Zions BanCorp	5,070	254,261
		27,007,436
Health Care (9.0%):
AbbVie, Inc.	1,930	182,539
ABIOMED, Inc.(a)	403	181,249
Align Technology, Inc.(a)	434	169,789
Anthem, Inc.	1,115	305,566
Athenahealth, Inc.(a)	1,093	146,025
BIO-RAD Laboratories, Inc., Class A(a)	780	244,132
Bio-Techne Corp.	1,361	277,794
Centene Corp.(a)	1,902	275,372
Cerner Corp.(a)(b)	3,816	245,788
Chemed Corp.	1,043	333,322
Cigna Corp.	1,304	271,558
Danaher Corp.	3,271	355,428
Encompass Health Corp.	3,376	263,159
Exelixis, Inc.(a)	6,385	113,142

See notes to schedules of portfolio investments

Security Description	Shares	Value
Globus Medical, Inc., Class A(a)	4,568	$259,280
HCA Holdings, Inc.	2,064	287,144
HealthEquity, Inc.(a)	1,857	175,319
Henry Schein, Inc.(a)(b)	3,037	258,236
Hill-Rom Holdings, Inc.	3,182	300,381
Humana, Inc.	1,084	366,957
ICU Medical, Inc.(a)	723	204,428
IDEXX Laboratories, Inc.(a)	878	219,201
Illumina, Inc.(a)	546	200,415
Integra LifeSciences Holdings Corp.(a)	4,305	283,570
IQVIA Holdings, Inc.(a)	2,140	277,644
Jazz Pharmaceuticals PLC(a)	1,547	260,097
Laboratory Corp. of America Holdings(a)	1,960	340,413
Masimo Corp.(a)	1,982	246,838
Medidata Solutions, Inc.(a)(b)	2,100	153,951
Mednax, Inc.(a)	4,738	221,075
Mettler-Toledo International, Inc.(a)	457	278,304
Mylan NV(a)	5,189	189,917
Neogen Corp.(a)(b)	2,931	209,654
Penumbra, Inc.(a)	1,053	157,634
Perrigo Co. PLC(b)	2,823	199,868
Pfizer, Inc.	9,725	428,582
Quest Diagnostics, Inc.	2,658	286,825
Regeneron Pharmaceuticals, Inc.(a)	521	210,505
ResMed, Inc.	2,989	344,752
Thermo Fisher Scientific, Inc.	1,312	320,232
United Therapeutics Corp.(a)	1,503	192,204
UnitedHealth Group, Inc.	1,207	321,110
Universal Health Services, Inc., Class B	2,147	274,472
Veeva Systems, Inc.(a)	1,746	190,087
WellCare Health Plans, Inc.(a)	839	268,891
Zimmer Biomet Holdings, Inc.	2,219	291,732
Zoetis, Inc.	3,106	284,385
		11,868,966
Industrials (19.5%):
3M Co.	1,324	278,980
A.O. Smith Corp.	4,722	252,013
Acuity Brands, Inc.	1,146	180,151
AGCO Corp.	3,742	227,476
Air Lease Corp.	6,590	302,348
Alaska Air Group, Inc.	2,682	184,683
Allegion PLC	3,472	314,460
Allison Transmission Holdings, Inc.	4,297	223,487
AMERCO, Inc.	647	230,753
American Airlines Group, Inc.(b)	4,475	184,952
AMETEK, Inc.	4,103	324,629
ASGN, Inc.(a)	2,471	195,036
C.H. Robinson Worldwide, Inc.	2,667	261,153
Carlisle Cos., Inc.	2,034	247,741
Cintas Corp.	1,509	298,495
Copart, Inc.(a)	4,511	232,452
Costar Group, Inc.(a)	642	270,179
CSX Corp.	3,489	258,360
Curtiss-Wright Corp.	1,856	255,052
Delta Air Lines, Inc.	4,406	254,798
Dover Corp.	3,050	270,017
Eaton Corp. PLC	3,548	307,718
EMCOR Group, Inc.	3,341	250,943
Emerson Electric Co.	3,527	270,098
Equifax, Inc.(b)	2,041	266,493
Expeditors International of Washington, Inc.	3,479	255,811
Fastenal Co.	3,791	219,954
FedEx Corp.	1,090	262,461
Fortive Corp.	3,296	277,523
Fortune Brands Home & Security, Inc.	4,867	254,836
Gardner Denver Holdings, Inc.(a)	6,692	189,651
General Dynamics Corp.	1,629	333,489

See notes to schedules of portfolio investments

Security Description	Shares	Value
Genesee & Wyoming, Inc., Class A(a)	3,265	$297,082
Graco, Inc.	6,657	308,486
Harris Corp.	1,620	274,120
HEICO Corp.(b)	2,607	241,434
Hexcel Corp.	4,888	327,740
Hubbell, Inc.	2,054	274,353
Huntington Ingalls Industries, Inc.	943	241,483
IDEX Corp.	1,922	289,569
Ingersoll-Rand PLC	2,602	266,185
Insperity, Inc.	1,520	179,284
J.B. Hunt Transport Services, Inc.	2,297	273,205
Jacobs Engineering Group, Inc.	3,105	237,533
Johnson Controls International PLC	6,496	227,360
Kansas City Southern	2,349	266,095
KAR Auction Services, Inc.	5,781	345,068
Kirby Corp.(a)	2,709	222,815
Knight-Swift Transportation Holdings, Inc.(b)	5,385	185,675
L3 Technologies, Inc.	1,441	306,385
Landstar System, Inc.	2,257	275,354
Lennox International, Inc.	1,193	260,551
Lincoln Electric Holdings, Inc.	2,951	275,741
ManpowerGroup, Inc.	2,079	178,711
Masco Corp.	6,824	249,758
MSC Industrial Direct Co., Inc., Class A	3,365	296,490
Nordson Corp.	1,927	267,660
Norfolk Southern Corp.	1,406	253,783
Northrop Grumman Corp.	857	271,986
Old Dominion Freight Line, Inc.(b)	1,400	225,764
Oshkosh Corp.	3,037	216,356
PACCAR, Inc.	3,501	238,733
Parker-Hannifin Corp.	1,375	252,904
Quanta Services, Inc.(a)	8,400	280,391
Raytheon Co.	1,503	310,610
Republic Services, Inc., Class A	5,446	395,707
Robert Half International, Inc.	3,321	233,732
Rollins, Inc.	5,628	341,563
Roper Technologies, Inc.	998	295,618
Schneider National, Inc.	7,827	195,518
Sensata Technologies Holding PLC(a)	4,979	246,709
Snap-on, Inc.(b)	1,374	252,266
Southwest Airlines Co.	3,857	240,870
Spirit Aerosystems Holdings, Inc., Class A(b)	2,924	268,043
Stanley Black & Decker, Inc.(b)	1,703	249,387
Stericycle, Inc.(a)	3,614	212,070
Teledyne Technologies, Inc.(a)	1,170	288,616
The Boeing Co.	658	244,710
The Middleby Corp.(a)(b)	1,353	175,011
Toro Co.	4,658	279,340
TransDigm Group, Inc.(a)	938	349,218
TransUnion	3,725	274,086
Trex Co., Inc.(a)	1,657	127,556
Trinity Industries, Inc.	7,964	291,801
Union Pacific Corp.	1,971	320,938
United Continental Holdings, Inc.(a)	2,516	224,075
United Parcel Service, Inc., Class B	2,347	274,012
United Rentals, Inc.(a)	1,168	191,085
United Technologies Corp.	2,677	374,272
Verisk Analytics, Inc., Class A(a)	2,978	358,998
W.W. Grainger, Inc.	587	209,800
WABCO Holdings, Inc.(a)	2,220	261,827
Wabtec Corp.	2,813	295,027
Waste Management, Inc.	3,937	355,747
Watsco, Inc.	1,398	248,984
Woodward, Inc.	3,799	307,188
XPO Logistics, Inc.(a)	1,797	205,163
Xylem, Inc.	3,127	249,753
		25,593,546

See notes to schedules of portfolio investments

Security Description	Shares	Value
Information Technology (11.5%):
Accenture PLC, Class A	1,578	$268,576
Adobe Systems, Inc.(a)	856	231,077
Advanced Micro Devices, Inc.(a)(b)	4,882	150,805
Akamai Technologies, Inc.(a)	2,927	214,110
Alliance Data Systems Corp.	1,009	238,285
Analog Devices, Inc.	2,691	248,810
ANSYS, Inc.(a)	1,620	302,422
Apple, Inc.	1,201	271,114
Applied Materials, Inc.	3,810	147,257
Arrow Electronics, Inc.(a)	3,524	259,789
Aspen Technology, Inc.(a)	2,321	264,385
Automatic Data Processing, Inc.	2,229	335,821
Black Knight, Inc.(a)	7,476	388,378
Blackbaud, Inc.(b)	1,979	200,829
Booz Allen Hamilton Holdings Corp.	6,587	326,913
Broadcom, Inc.	825	203,552
Broadridge Financial Solutions, Inc.	1,863	245,823
CACI International, Inc., Class A(a)	1,327	244,367
CDK Global, Inc.	6,067	379,551
CDW Corp. of Delaware	3,293	292,814
Coherent, Inc.(a)	735	126,560
CommScope Holding Co., Inc.(a)	4,324	133,006
DXC Technology Co.	3,040	284,301
F5 Networks, Inc.(a)	1,554	309,899
Fair Isaac Corp.(a)	1,242	283,859
Fidelity National Information Services, Inc.	3,478	379,345
First Data Corp., Class A(a)	6,932	169,626
Fiserv, Inc.(a)	5,057	416,597
FleetCor Technologies, Inc.(a)	1,314	299,382
Genpact Ltd.	10,486	320,976
Global Payments, Inc.	2,286	291,236
Hewlett Packard Enterprises Co.	13,472	219,728
HP, Inc.	10,882	280,429
IPG Photonics Corp.(a)	668	104,255
Jabil Circuit, Inc.	7,830	212,036
Jack Henry & Associates, Inc.	2,084	333,607
Leidos Holdings, Inc.	4,203	290,679
LogMeIn, Inc.(b)	1,576	140,422
Marvell Technology Group Ltd.	8,694	167,794
Mastercard, Inc., Class A	1,326	295,181
Micron Technology, Inc.(a)	2,467	111,582
MKS Instruments, Inc.	1,646	131,927
Monolithic Power Systems, Inc.	1,508	189,299
Nvidia Corp.	632	177,605
ON Semiconductor Corp.(a)	8,642	159,272
Paychex, Inc.	4,971	366,114
Paycom Software, Inc.(a)	884	137,382
PayPal Holdings, Inc.(a)	2,518	221,181
PTC, Inc.(a)	2,540	269,723
Sabre Corp.	8,377	218,472
Salesforce.com, Inc.(a)(b)	1,644	261,445
Seagate Technology PLC	3,380	160,043
Skyworks Solutions, Inc.	2,460	223,147
Texas Instruments, Inc.	2,158	231,532
The Trade Desk, Inc., Class A(a)(b)	483	72,890
Total System Services, Inc.	3,240	319,918
Tyler Technologies, Inc.(a)	1,346	329,851
Universal Display Corp.	966	113,891
VeriSign, Inc.(a)	2,001	320,400
Visa, Inc., Class A(b)	2,215	332,449
WEX, Inc.(a)	1,458	292,708
Xilinx, Inc.	2,697	216,218
		15,130,645
Materials (5.5%):
Air Products & Chemicals, Inc.	2,130	355,816
AptarGroup, Inc.	3,321	357,805
Ball Corp.	8,283	364,369

See notes to schedules of portfolio investments

Security Description	Shares	Value
Berry Global Group, Inc.(a)	6,201	$300,066
Celanese Corp., Series A	2,277	259,578
Eastman Chemical Co.	3,007	287,830
Ecolab, Inc.	2,553	400,258
FMC Corp.	2,896	252,473
Freeport-McMoRan, Inc.	10,039	139,743
Huntsman Corp.	6,798	185,110
International Paper Co.	4,972	244,374
Lyondellbasell Industries NV, Class A	2,209	226,445
Martin Marietta Materials, Inc.(b)	1,334	242,721
NewMarket Corp.	710	287,912
Nucor Corp.	3,641	231,021
Olin Corp.	7,263	186,514
Packaging Corp. of America	2,411	264,463
PPG Industries, Inc.	2,667	291,050
Reliance Steel & Aluminum Co.	2,629	224,227
RPM International, Inc.	3,887	252,422
Sonoco Products Co.	6,510	361,305
Steel Dynamics, Inc.	4,361	197,074
The Chemours Co.	4,479	176,652
The Sherwin-Williams Co.	636	289,514
U.S. Steel Corp.	4,223	128,717
Vulcan Materials Co.	2,282	253,759
Westlake Chemical Corp.	2,180	181,180
WestRock Co.	5,153	275,376
		7,217,774
Real Estate (0.4%):
CBRE Group, Inc., Class A(a)	6,716	296,176
Jones Lang LaSalle, Inc.	1,676	241,880
		538,056
Utilities (6.2%):
Alliant Energy Corp.	9,173	390,495
American Electric Power Co., Inc.	5,411	383,532
Aqua America, Inc.(b)	9,562	352,838
Atmos Energy Corp.	4,617	433,582
Consolidated Edison, Inc.	5,031	383,312
Dominion Resources, Inc.	5,066	356,038
DTE Energy Co.	3,752	409,456
Duke Energy Corp.	4,957	396,659
Eversource Energy	6,498	399,237
Exelon Corp.	9,847	429,920
IDACORP, Inc.	3,721	369,235
MDU Resources Group, Inc.	13,414	344,606
National Fuel Gas Co.(b)	6,901	386,870
NextEra Energy, Inc.	2,576	431,737
OGE Energy Corp.	10,635	386,263
Pinnacle West Capital Corp.	5,019	397,404
PPL Corp.	10,539	308,371
Public Service Enterprise Group, Inc.	7,386	389,907
UGI Corp.	8,258	458,154
WEC Energy Group, Inc.	5,967	398,357
Xcel Energy, Inc.(b)	7,889	372,440
		8,178,413
Total Common Stocks (Cost $99,785,700)		129,918,645
Investment Companies (1.0%)
JPMorgan U.S. Treasury Plus Money Market Fund, Class L, 1.98%	1,275,786	1,275,786
Total Investment Companies (Cost $1,275,786)		1,275,786
Collateral for Securities Loaned (8.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18%(c)	1,978,712	1,978,712

See notes to schedules of portfolio investments

Security Description	Shares	Value
Fidelity Investments Money Market Government Portfolio, Class I, 2.00%(c)	3,107,066	$3,107,066
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18%(c)	989,471	989,471
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23%(c)	618,313	618,313
JPMorgan Prime Money Market Fund, Capital Class, 2.18%(c)	3,338,862	3,338,862
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23%(c)	1,236,626	1,236,626
Total Collateral for Securities Loaned (Cost $11,269,050)		11,269,050
Total Investments (Cost $112,330,536) — 108.3%		142,463,481
Liabilities in excess of other assets — (8.3)%		(10,930,890)
NET ASSETS - 100.00%		$131,532,591

(a)              Non-income producing security.

(b)              All or a portion of this security is on loan.

(c)               Rate disclosed is the daily yield on September 30, 2018.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	10	12/21/18	$1,459,405	$1,459,500	$95

	Total unrealized appreciation				$95
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$95

See notes to schedules of portfolio investments

Victory Portfolios II	Schedule of Portfolio Investments
Victory Market Neutral Income Fund	September 30, 2018
(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (84.3%)
Australia (1.9%):
Communication Services (0.2%):
Telstra Corp. Ltd.	31,077	$71,583

Consumer Staples (0.2%):
Wesfarmers Ltd.	3,153	113,513

Financials (1.0%):
Australia & New Zealand Banking Group Ltd. (b)	5,620	114,381
Commonwealth Bank of Australia	2,143	110,585
National Australia Bank Ltd.	6,663	133,739
Westpac Banking Corp. (b)	5,489	110,364
		469,069
Materials (0.3%):
RIO Tinto Ltd.	1,589	90,352
South32 Ltd.	21,732	61,061
		151,413
Utilities (0.2%):
AGL Energy Ltd.	5,637	79,501
		885,079
Bermuda (0.4%):
Financials (0.4%):
Invesco Ltd.	3,135	71,729
James River Group Holdings Ltd.	2,874	122,490
		194,219
Brazil (1.7%):
Consumer Discretionary (0.1%):
Kroton Educacional S.A.	20,000	56,462

Financials (0.4%):
Banco do Brasil SA	9,200	67,096
BB Seguridade Participacoes SA	17,500	104,442
		171,538
Health Care (0.4%):
Fleury SA	13,200	69,627
Hypermarcas S.A.	13,500	95,347
		164,974
Industrials (0.1%):
CCR SA	34,800	72,907

Information Technology (0.1%):
Cielo SA	19,100	57,942

Utilities (0.6%):
Cia de Saneamento Basico do Estado de Sao Paulo	13,600	79,449
EDP - Energias do Brasil SA	21,600	68,415
Engie Brasil Energia SA	13,262	116,524
		264,388
		788,211
Canada (2.5%):
Communication Services (0.8%):
BCE, Inc.	4,509	182,699
TELUS Corp.	5,438	200,467
		383,166
Energy (0.6%):
Enbridge, Inc.	2,058	66,417
Pembina Pipeline Corp.	2,933	99,674
TransCanada Corp.	2,236	90,479
		256,570
Financials (0.4%):
Power Financial Corp.	6,932	158,821

Utilities (0.7%):
Fortis, Inc.	5,227	169,498

See notes to schedules of portfolio investments

Security Description	Shares	Fair Value(a)
Hydro One Ltd. (c)	10,716	$162,960
		332,458
		1,131,015
Chile (0.7%):
Utilities (0.7%):
Aguas Andinas SA	346,778	192,027
Colbun SA	576,768	124,487
		316,514
China (3.3%):
Consumer Discretionary (0.1%):
Guangzhou Automobile Group Co. Ltd., Class H	60,000	66,296

Energy (0.5%):
China Petroleum & Chemical Corp., Class H	92,000	92,442
China Shenhua Energy Co. Ltd.	34,000	77,438
Yanzhou Coal Mining Co. Ltd., Class H	42,000	48,565
		218,445
Financials (2.0%):
Agricultural Bank of China Ltd.	218,000	106,918
Bank of China Ltd., Class H	330,000	145,817
Bank of Communications Co. Ltd., Class H	191,000	143,026
China Cinda Asset Management Co.	392,000	99,086
China CITIC Bank Corp. Ltd.	165,000	105,373
China Everbright Bank Co. Ltd.	290,000	128,454
China Huarong Asset Management Co. Ltd., Class H (c)	350,000	64,333
Chongqing Rural Commercial Bank Co. Ltd., Class H	172,000	93,869
		886,876
Industrials (0.3%):
Jiangsu Expressway Co. Ltd., Class H	70,000	89,799
Weichai Power Co. Ltd., Class H	48,000	59,425
		149,224
Materials (0.2%):
Sinopec Shanghai Petrochemical Co. Ltd., Class H	158,000	96,369

Real Estate (0.2%):
Cifi Holdings Group Co. Ltd.	96,000	43,965
Guangzhou R&F Properties Co. Ltd., Class H	33,200	60,915
		104,880
		1,522,090
Czech Republic (0.5%):
Financials (0.5%):
Komercni Banka AS	5,089	208,330

Denmark (0.2%):
Financials (0.2%):
Danske Bank A/S	2,754	72,200

Egypt (0.3%):
Consumer Staples (0.2%):
Eastern Tobacco	75,445	79,973

Industrials (0.1%):
Elsewedy Electric Co.	64,210	64,025
		143,998
Finland (0.5%):
Financials (0.3%):
Sampo Oyj, Class A	2,376	122,940

Utilities (0.2%):
Fortum Oyj	3,508	87,904
		210,844
France (2.8%):
Communication Services (0.2%):
Orange SA	7,192	114,422

See notes to schedules of portfolio investments

Security Description	Shares	Fair Value(a)
Consumer Discretionary (0.2%):
Renault SA	882	$76,285

Energy (0.2%):
Total SA (b)	1,630	105,970

Financials (1.1%):
AXA SA	3,365	90,156
BNP Paribas SA	1,661	101,701
Credit Agricole SA	8,171	117,443
Natixis SA	11,563	78,513
Societe Generale SA	2,543	109,183
		496,996
Health Care (0.3%):
Sanofi	1,402	125,249

Industrials (0.2%):
Bouygues	2,284	98,794

Utilities (0.6%):
GDF Suez	6,544	96,330
Suez Environnement Co.	5,092	72,424
Veolia Environnement SA	4,793	95,630
		264,384
		1,282,100
Germany (0.8%):
Communication Services (0.2%):
Deutsche Telekom AG, Registered Shares	6,948	111,839

Consumer Discretionary (0.4%):
Bayerische Motoren Werke AG	963	86,746
Daimler AG, Registered Shares	1,264	79,650
		166,396
Materials (0.2%):
BASF SE	1,032	91,561
		369,796
Hong Kong (1.2%):
Consumer Staples (0.1%):
WH Group Ltd. (c)	60,000	42,126

Industrials (0.2%):
China Merchants Holdings International	60,000	114,709

Real Estate (0.1%):
Agile Group Holdings Ltd.	36,000	51,018

Utilities (0.8%):
China Resources Power Holdings Co. Ltd.	56,000	98,806
CK Infrastructure Holdings Ltd.	19,000	150,374
Power Assets Holdings Ltd.	16,000	111,222
		360,402
		568,255
India (0.2%):
Communication Services (0.2%):
Bharti Infratel Ltd.	28,952	105,056

Indonesia (0.7%):
Communication Services (0.2%):
PT Telekomunikasi Indonesia Persero TBK	325,000	79,560

Energy (0.4%):
PT Adaro Energy TBK	448,000	55,129
PT Indo Tambangraya Megah TBK	27,200	47,190
Tambang Batubara Bukit Asam TBK PT	227,700	65,958
		168,277
Materials (0.1%):
PT Indocement Tunggal Prakarsa TBK	42,300	52,503
		300,340

See notes to schedules of portfolio investments

Security Description	Shares	Fair Value(a)
Ireland (0.5%):
Communication Services (0.1%):
WPP PLC	3,553	$52,024

Industrials (0.3%):
Eaton Corp. PLC	1,163	100,867

Information Technology (0.1%):
Seagate Technology PLC (b)	1,108	52,464
		205,355
Italy (1.3%):
Energy (0.4%):
Eni SpA	5,094	96,007
Snam SpA	21,510	89,438
		185,445
Financials (0.4%):
Assicurazioni Generali SpA	5,884	101,308
Intesa Sanpaolo SpA	26,292	66,982
		168,290
Industrials (0.1%):
Atlantia SpA	2,143	44,455

Utilities (0.4%):
Enel SpA	18,586	94,991
Terna Rete Elettrica Nazionale SpA	16,927	90,410
		185,401
		583,591
Japan (1.4%):
Consumer Discretionary (0.9%):
Bridgestone Corp.	2,600	98,280
Fuji Heavy Industries Ltd.	3,500	107,309
Nissan Motor Co. Ltd. (b)	12,500	116,990
Sekisui House Ltd.	5,900	89,986
		412,565
Consumer Staples (0.2%):
Japan Tobacco, Inc.	3,300	86,189

Information Technology (0.3%):
Canon, Inc.	4,000	126,861
		625,615
Korea, Republic Of (0.6%):
Consumer Staples (0.2%):
KT&G Corp.	1,053	98,726

Energy (0.4%):
SK Innovation Co. Ltd.	390	75,608
S-Oil Corp.	629	77,706
		153,314
		252,040
Macau (0.1%):
Consumer Discretionary (0.1%):
Sands China Ltd.	12,400	55,847

Malaysia (1.7%):
Communication Services (0.5%):
Astro Malaysia Holdings BHD	115,400	41,032
DiGi.Com Berhad	88,200	102,738
Telekom Malaysia Berhad	77,900	60,639
		204,409
Consumer Staples (0.1%):
British American Tobacco Malaysia BHD	6,400	49,074

Financials (0.5%):
CIMB Group Holdings Berhad	70,700	102,681
Malayan Banking Berhad	60,800	143,852
		246,533
Industrials (0.4%):
MISC BHD	61,200	89,660

See notes to schedules of portfolio investments

Security Description	Shares	Fair Value(a)
Sime Darby BHD	164,800	$103,949
		193,609
Utilities (0.2%):
YTL Corp. BHD	4	1
YTL Power International BHD	276,100	72,012
		72,013
		765,638
Mexico (0.4%):
Consumer Staples (0.2%):
Kimberly-Clark de Mexico SAB de CV, Series A	60,499	107,670

Materials (0.2%):
Grupo Mexico SAB de CV, Series B	29,369	84,681
		192,351
Netherlands (0.9%):
Communication Services (0.2%):
Koninklijke KPN NV	37,058	97,747

Financials (0.4%):
ABN AMRO Group NV (c)	3,013	82,046
ING Groep NV	7,140	92,659
		174,705
Industrials (0.2%):
Randstad Holding NV	1,443	77,010

Materials (0.1%):
Lyondellbasell Industries NV, Class A	724	74,217
		423,679
Norway (0.4%):
Communication Services (0.2%):

Telenor ASA	4,941	96,659
Consumer Staples (0.2%):
Marine Harvest ASA	3,970	92,026
		188,685
Philippines (0.2%):
Communication Services (0.2%):
Globe Telecom, Inc.	1,830	74,504

Poland (0.2%):
Financials (0.2%):
Bank Pekao SA	3,342	96,237

Portugal (0.2%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA	4,656	68,619

Russian Federation (2.2%):
Communication Services (0.6%):
Mobile TeleSystems PJSC	32,980	137,209
Rostelecom PJSC	139,000	148,349
		285,558
Consumer Staples (0.3%):
Magnit PJSC, GDR	4,823	68,419
X5 Retail Group NV, Registered Shares, GDR	2,920	66,066
		134,485
Energy (0.3%):
Tatneft PAO	10,960	139,361

Materials (0.7%):
ALROSA AO	63,600	103,614
Evraz PLC	5,980	44,009
MMC Norilsk Nickel PJSC	483	83,816
Severstal PJSC	6,440	107,197
		338,636

See notes to schedules of portfolio investments

Security Description	Shares	Fair Value(a)
Utilities (0.3%):
Federal Grid Co. Unified Energy System PJSC	46,310,000	$117,289
		1,015,329
Singapore (0.2%):
Communication Services (0.2%):
Singapore Telecommunications Ltd.	42,100	99,790

South Africa (1.9%):
Communication Services (0.4%):
Telkom SA SOC Ltd.	29,897	109,248
Vodacom Group Ltd.	9,939	88,509
		197,757
Consumer Discretionary (0.3%):
The Foschini Group Ltd.	6,574	80,714
Truworths International Ltd.	13,615	80,346
		161,060
Financials (0.9%):
Absa Group Ltd.	8,250	88,530
Investec Ltd.	17,363	122,145
Nedbank Group Ltd.	5,238	98,039
Standard Bank Group Ltd.	7,125	88,151
		396,865
Materials (0.3%):
African Rainbow Minerals Ltd.	6,487	58,910
Assore Ltd.	2,640	64,484
		123,394
		879,076
Spain (1.2%):
Communication Services (0.3%):
Telefonica SA	14,152	111,622

Energy (0.2%):
Repsol SA	4,859	96,717

Utilities (0.7%):
Endesa SA	5,241	113,032
Iberdrola SA	14,745	108,286
Red Electrica Corp. SA	5,263	110,012
		331,330
		539,669
Sweden (1.2%):
Communication Services (0.2%):
TeliaSonera AB	19,429	89,129

Consumer Discretionary (0.2%):
Hennes & Mauritz AB, B Shares (b)	4,467	82,554

Financials (0.6%):
Nordea Bank AB	8,141	88,614
Skandinaviska Enskilda Banken AB, Class A	8,349	93,112
Swedbank AB, A Shares	4,441	109,879
		291,605
Industrials (0.2%):
Atlas Copco AB, A Shares	2,515	72,355
		535,643
Switzerland (0.9%):
Communication Services (0.2%):
Swisscom AG	244	110,713

Consumer Discretionary (0.3%):
Garmin Ltd. (b)	1,673	117,194

Financials (0.3%):
Zurich Insurance Group AG	381	120,180

Industrials (0.1%):
Adecco SA, Registered Shares	1,358	71,416
		419,503

See notes to schedules of portfolio investments

Security Description	Shares	Fair Value(a)
Taiwan (3.7%):
Consumer Discretionary (0.3%):
Pou Chen Corp.	119,000	$125,654

Consumer Staples (0.5%):
President Chain Store Corp.	8,000	93,932
Uni-President Enterprises Corp.	45,000	117,413
		211,345
Financials (0.4%):
Mega Financial Holding Co. Ltd.	223,000	200,782

Information Technology (1.9%):
Asustek Computer, Inc.	17,000	147,074
AU Optronics Corp.	232,000	97,846
Compal Electronics, Inc.	291,000	180,504
Inventec Corp.	182,000	163,313
Pegatron Corp.	58,000	116,074
Quanta Computer, Inc.	78,000	135,931
		840,742
Materials (0.6%):
Formosa Chemicals & Fibre	32,000	134,109
Nan Ya Plastics Corp.	57,000	158,263
		292,372
		1,670,895
Taiwan, Province Of China (0.4%):
Consumer Discretionary (0.2%):
Ruentex Industries Ltd.	52,000	103,328

Information Technology (0.2%):
Winbond Electronics Corp.	130,000	61,834
		165,162
Thailand (2.1%):
Communication Services (0.4%):
Intouch Holdings Public Co. Ltd.	110,100	183,858
		183,858
Energy (0.6%):
Esso Thailand PCL	128,700	62,118
IRPC Public Co. Ltd.	475,100	99,955
Thai Oil PCL	31,100	85,181
		247,254
Materials (0.5%):
PTT Global Chemical Public Co. Ltd.	34,000	85,466
The Siam Cement Public Co. Ltd.	10,600	146,331
		231,797
Utilities (0.6%):
Ratchaburi Electricity Generating Holdings Public Co. Ltd.	174,700	279,543
		942,452
Turkey (0.7%):
Communication Services (0.2%):
Turkcell Iletisim Hizmetleri AS	44,415	84,774

Consumer Discretionary (0.2%):
Tofas Turk Otomobil Fabrikasi AS	23,171	82,095

Energy (0.2%):
Tupras Turkiye Petrol Rafinerileri AS	3,734	83,046

Materials (0.1%):
Eregli Demir ve Celik Fabrikalari TAS	35,811	65,449
		315,364
United Kingdom (3.5%):
Communication Services (0.4%):
BT Group PLC	26,451	77,631
Vodafone Group PLC	40,214	86,151
		163,782

See notes to schedules of portfolio investments

Security Description	Shares	Fair Value(a)
Consumer Discretionary (0.4%):
Next PLC	1,041	$74,489
Persimmon PLC	3,257	100,259
		174,748
Consumer Staples (0.3%):
British American Tobacco PLC	1,542	71,878
Imperial Tobacco Group PLC	2,403	83,607
		155,485
Energy (0.4%):
BP PLC	11,590	88,821
Royal Dutch Shell PLC, Class A	2,781	95,342
		184,163
Financials (0.7%):
Aviva PLC	17,990	114,767
Legal & General Group PLC	33,373	113,911
Standard Life PLC	22,253	88,657
		317,335
Materials (0.7%):
Anglo American PLC	2,468	55,203
Antofagasta PLC	5,707	63,409
BHP Billiton PLC	2,898	63,229
Mondi PLC	2,595	71,040
Rio Tinto PLC	1,401	70,658
		323,539
Utilities (0.6%):
Centrica PLC	46,419	93,793
National Grid PLC	9,134	94,329
SSE PLC	6,527	97,458
		285,580
		1,604,632
United States (40.7%):
Communication Services (1.7%):
AT&T, Inc.	2,878	96,643
CenturyLink, Inc. (b)	2,780	58,936
Emerald Expositions Events, Inc.	4,954	81,642
Marcus Corp.	2,355	99,028
Omnicom Group, Inc. (b)	1,349	91,759
Sinclair Broadcast Group, Inc., Class A	2,373	67,275
TEGNA, Inc.	6,368	76,161
Verizon Communications, Inc.	1,946	103,897
Viacom, Inc., Class B (b)	2,494	84,197
		759,538
Consumer Discretionary (5.8%):
Acushnet Holdings Corp.	3,555	97,514
Bed Bath & Beyond, Inc.	3,347	50,205
Big Lots, Inc. (b)	1,731	72,338
Bloomin’ Brands, Inc.	4,936	97,683
Bluegreen Vacations Corp.	3,224	57,677
Brinker International, Inc. (b)	1,814	84,768
Chico’s FAS, Inc.	5,780	50,113
Ethan Allen Interiors, Inc. (b)	4,607	95,595
Ford Motor Co.	9,515	88,014
Genuine Parts Co.	1,145	113,813
Group 1 Automotive, Inc.	853	55,360
Harley-Davidson, Inc. (b)	1,800	81,540
Haverty Furniture Cos., Inc.	3,738	82,610
Jack in the Box, Inc.	1,086	91,039
Kohl’s Corp.	707	52,707
L Brands, Inc. (b)	1,731	52,449
Las Vegas Sands Corp.	1,207	71,611
La-Z-Boy, Inc.	2,151	67,972
LCI Industries (b)	687	56,884
Leggett & Platt, Inc.	2,058	90,120
Macy’s, Inc.	1,244	43,204
McDonald’s Corp.	599	100,207
MDC Holdings, Inc.	2,613	77,293

See notes to schedules of portfolio investments

Security Description	Shares	Fair Value(a)
Newell Brands, Inc. (b)	2,439	$49,512
Nutrisystem, Inc. (b)	1,477	54,723
Papa John’s International, Inc. (b)	1,340	68,715
Penske Automotive Group, Inc.	1,514	71,748
PetMed Express, Inc.	1,598	52,750
Ruth’s Hospitality Group, Inc.	2,460	77,613
Sonic Corp.	2,112	91,534
Sturm Ruger & Co.	1,340	92,527
Target Corp.	962	84,858
Tenneco, Inc.	1,841	77,580
The Buckle, Inc.	2,370	54,628
The Cheesecake Factory, Inc. (b)	1,576	84,379
The Gap, Inc. (b)	1,618	46,679
		2,637,962
Consumer Staples (3.8%):
Altria Group, Inc.	1,482	89,379
Archer-Daniels-Midland Co.	2,580	129,697
B&G Foods, Inc. (b)	1,907	52,347
Colgate-Palmolive Co.	1,825	122,184
General Mills, Inc.	1,755	75,325
Ingles Markets, Inc., Class A	1,856	63,568
Ingredion, Inc.	792	83,128
John B. Sanfilippo & Son, Inc. (b)	1,202	85,799
Kellogg Co.	1,280	89,626
Kimberly-Clark Corp.	781	88,753
Molson Coors Brewing Co., Class B	957	58,855
Philip Morris International, Inc.	855	69,717
The Clorox Co. (b)	575	86,486
The Hershey Co.	960	97,920
The J.M. Smucker Co. (b)	754	77,368
The Kraft Heinz Co.	1,384	76,272
The Procter & Gamble Co.	1,570	130,671
Universal Corp.	806	52,390
Vector Group Ltd.	8,475	116,785
Walgreens Boots Alliance, Inc.	1,067	77,784
		1,724,054
Energy (2.0%):
Arch Coal, Inc.	740	66,156
Chevron Corp.	812	99,291
Evolution Petroleum Corp.	7,719	85,295
Exxon Mobil Corp.	1,284	109,166
Occidental Petroleum Corp.	1,118	91,866
ONEOK, Inc.	1,673	113,413
Phillips 66	828	93,332
RPC, Inc.	4,173	64,598
The Williams Cos., Inc.	3,048	82,875
Valero Energy Corp.	695	79,056
		885,048
Financials (8.3%):
American Financial Group, Inc.	1,146	127,172
Ameriprise Financial, Inc.	574	84,757
BB&T Corp.	1,811	87,906
Capitol Federal Financial, Inc.	14,707	187,367
CNA Financial Corp.	2,337	106,684
Cohen & Steers, Inc. (b)	2,825	114,723
Erie Indemnity Co., Class A	938	119,623
Federated Investors, Inc., Class B	3,519	84,878
First American Financial Corp.	1,884	97,196
First Busey Corp.	4,372	135,751
FNF Group	2,550	100,343
Hope Bancorp, Inc.	6,360	102,841
Horace Mann Educators Corp.	2,692	120,871
Huntington Bancshares, Inc.	5,914	88,237
KeyCorp	3,888	77,332
Legg Mason, Inc.	3,104	96,938
New York Community Bancorp, Inc. (b)	7,695	79,797

See notes to schedules of portfolio investments

Security Description	Shares	Fair Value(a)
Northwest Bancshares, Inc.	9,317	$161,370
Old Republic International Corp.	5,551	124,231
PacWest Bancorp	1,995	95,062
Park National Corp. (b)	1,178	124,350
People’s United Financial, Inc. (b)	6,531	111,811
Principal Financial Group, Inc.	1,566	91,752
ProAssurance Corp.	1,803	84,651
Provident Financial Services, Inc.	5,679	139,419
Prudential Financial, Inc.	873	88,452
Safety Insurance Group, Inc.	1,523	136,461
Sandy Spring BanCorp	3,535	138,961
Southside Bancshares, Inc.	3,760	130,848
Trustmark Corp. (b)	3,702	124,572
Umpqua Holdings Corp.	4,037	83,970
Unum Group (b)	1,547	60,441
Waddell & Reed Financial, Inc., Class A	3,867	81,903
Wells Fargo & Co.	1,629	85,620
Westamerica BanCorp	1,891	113,763
		3,790,053
Health Care (0.7%):
AbbVie, Inc.	632	59,775
Meridian Bioscience, Inc.	7,665	114,208
Pfizer, Inc.	3,187	140,451
		314,434
Industrials (6.9%):
3M Co.	434	91,448
Acco Brands Corp.	7,997	90,366
Aircastle Ltd.	4,999	109,528
Allegiant Travel Co. (b)	477	60,484
Altra Industrial Motion Corp.	2,632	108,702
American Railcar Industries, Inc.	2,423	111,700
Applied Industrial Technologies, Inc.	1,278	100,003
Brady Corp., Class A	3,015	131,906
Deluxe Corp.	2,157	122,820
Emerson Electric Co.	1,156	88,526
Fastenal Co.	1,243	72,119
Gorman-Rupp Co.	3,183	116,179
H&E Equipment Services, Inc.	1,626	61,430
Herman Miller, Inc.	2,007	77,069
HNI Corp.	1,924	85,118
Hubbell, Inc.	673	89,893
Johnson Controls International PLC	2,128	74,480
KBR, Inc.	4,252	89,845
Kimball International, Inc., Class B	7,294	122,175
Knoll, Inc.	4,472	104,868
Matson, Inc.	2,832	112,260
Matthews International Corp., Class A	2,124	106,519
McGrath RentCorp	1,935	105,399
Mobile Mini, Inc.	1,792	78,579
MSC Industrial Direct Co., Inc., Class A	1,102	97,097
Mueller Water Products, Inc., Class A	7,655	88,109
National Presto Industries, Inc. (b)	732	94,904
Pitney Bowes, Inc.	10,382	73,505
Steelcase, Inc., Class A (b)	5,972	110,482
The Greenbrier Cos., Inc. (b)	1,397	83,960
United Parcel Service, Inc., Class B	769	89,781
Wabash National Corp.	4,591	83,694
Watsco, Inc.	458	81,570
		3,114,518
Information Technology (2.2%):
Broadcom, Inc.	270	66,617
Cass Information Systems, Inc.	1,520	98,982
CSG Systems International, Inc.	3,062	122,909
InterDigital, Inc.	1,735	138,800
ManTech International Corp., Class A	1,416	89,633
MTS Systems Corp.	1,917	104,956
NIC, Inc.	6,004	88,859

See notes to schedules of portfolio investments

Security Description	Shares	Fair Value(a)
Paychex, Inc.	1,629	$119,976
Progress Software Corp.	1,485	52,406
The Hackett Group, Inc.	5,464	110,099
		993,237
Materials (2.1%):
Air Products & Chemicals, Inc.	698	116,601
Greif, Inc., Class A	1,457	78,183
International Paper Co.	1,629	80,065
Myers Industries, Inc.	2,678	62,263
Nucor Corp. (b)	1,193	75,696
Olin Corp.	2,380	61,118
Packaging Corp. of America (b)	791	86,765
Rayonier Advanced Materials, Inc.	3,039	56,009
Schnitzer Steel Industries, Inc.	2,332	63,081
Sonoco Products Co.	2,133	118,381
WestRock Co.	1,688	90,207
Worthington Industries, Inc.	1,805	78,265
		966,634
Real Estate (0.3%):
Four Corners Property Trust, Inc.	5,984	153,729

Utilities (6.9%):
Alliant Energy Corp.	3,006	127,965
American Electric Power Co., Inc.	1,773	125,670
American States Water Co.	1,978	120,935
Chesapeake Utilities Corp.	1,456	122,158
Consolidated Edison, Inc.	1,649	125,637
Dominion Resources, Inc.	1,660	116,665
DTE Energy Co.	1,229	134,121
Duke Energy Corp.	1,624	129,952
Eversource Energy	2,129	130,806
Exelon Corp.	3,227	140,891
IDACORP, Inc.	1,219	120,961
MDU Resources Group, Inc.	4,395	112,908
MGE Energy, Inc.	2,236	142,769
Middlesex Water Co.	2,094	101,391
National Fuel Gas Co. (b)	2,261	126,752
NextEra Energy, Inc. (b)	844	141,454
OGE Energy Corp.	3,484	126,539
Otter Tail Corp.	3,032	145,233
Pinnacle West Capital Corp.	1,644	130,172
PPL Corp.	3,454	101,064
Public Service Enterprise Group, Inc.	2,420	127,752
SJW Corp.	1,442	88,178
Unitil Corp.	2,949	150,104
WEC Energy Group, Inc.	1,955	130,516
Xcel Energy, Inc.	2,585	122,038
		3,142,631
		18,481,838
Total Common Stocks (Cost $37,707,803)		38,299,561

United States (0.0%):(d)
Materials (0.0%):(d)
Schulman, Inc.(e)(g)(h)	1,513	3,026
Total Rights (Cost $3,026)		3,026

See notes to schedules of portfolio investments

Security Description	Shares	Fair Value(a)
Exchange-Traded Funds (0.2%)
United States (0.2%):
iShares China Large-Capital ETF	1,998	$85,554
Total Exchange-Traded Funds (Cost $85,734)		85,554

Collateral for Securities Loaned (6.3%)
United States (6.3%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18% (i)	504,373	504,373
Fidelity Investments Money Market Government Portfolio, Class I, 2.00% (i)	791,990	791,990
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18% (i)	252,216	252,216
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23% (i)	157,608	157,608
JPMorgan Prime Money Market Fund, Capital Class, 2.18% (i)	851,075	851,075
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23% (i)	315,215	315,215
Total Collateral for Securities Loaned (Cost $2,872,477)		2,872,477
Total Investments (Cost $40,669,040) — 90.8%		41,260,618
Other assets in excess of liabilities — 9.2%		4,182,783
NET ASSETS - 100.00%		$45,443,401

(a)                     All securities, except those traded on exchanges in the United States and collateral for securities loaned, Bermuda, Brazil, Canada, Ireland, Switzerland and Mexico were fair valued at September 30, 2018.  See Note 2 for further information.

(b)                     All or a portion of this security is on loan.

(c)                      Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2018, the fair value of these securities was $351,465 and amounted to 0.8% of net assets.

(d)                     Amount represents less than 0.05% of net assets.

(e)                      Non-income producing security.

(f)                       Rounds to less than $1.

(g)                      Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of the Fund’s net assets as of September 30, 2018. This security is classified as Level 2 within the fair value hierarchy. See Note 2 for further information.

(h)                     The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.  As of September 30, 2018, illiquid securities were less than 0.05% of the Fund’s net assets.

(i)                         Rate disclosed is the daily yield on September 30, 2018.

ETF—Exchange-Traded Fund

GDR—Global Depository Receipt

PCL—Public Company Limited

PLC—Public Limited Company

Written Options

Exchange-traded options

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value

S&P E-Mini Option	Put	USD	2,940.00	10/19/18	116	$(196,040)
Total (Premiums Received $140,254)						$(196,040)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Futures	80	12/21/18	$12,063,523	$12,248,400	$184,877

See notes to schedules of portfolio investments

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOE Volatility Index (VIX) Futures	150	10/19/18	$2,150,693	$2,096,250	$54,443
E-Mini S&P 500 Futures	146	12/21/18	21,130,722	21,308,700	(177,978)
Mini MSCI EAFE Index Futures	97	12/21/18	9,347,904	9,581,175	(233,271)
Mini MSCI Emerging Markets Index Futures	179	12/21/18	9,045,988	9,394,815	(348,827)
Russell 2000 Mini Index Futures	112	12/21/18	9,664,589	9,524,480	140,109
					$(565,524)

	Total unrealized appreciation				$379,429
	Total unrealized depreciation				(760,076)
	Total net unrealized appreciation (depreciation)				$(380,647)

See notes to schedules of portfolio investments

Notes to Schedules of Portfolio Investments
Victory Portfolios II	September 30, 2018
(Unaudited)

1. Organization:

The Victory Portfolios II (the “Trust”) currently offers shares of 20 funds, 18 of which are exchange-traded funds (“ETFs”). The accompanying Schedules of Portfolio Investments are those of the following two Funds (collectively, the “Funds” and individually, a “Fund”):

Funds	Investment Share Classes Offered	Funds Investment Objectives
Victory US 500 Enhanced Volatility Wtd Index Fund (“US 500 Enhanced Volatility Wtd Index Fund”)	Classes A, C and I	Seeks to provide investment results that track performance of the Nasdaq Victory U.S. Large Cap 500 Long/Cash Volatility Weighted Index before expenses.
Victory Market Neutral Income Fund (“Market Neutral Income Fund”)	Classes A, C, and I	Seeks to achieve high current income.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedules of Portfolio Investments. Actual results could differ from those estimates.

The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Notes to Schedules of Portfolio Investments -continued
Victory Portfolios II	September 30, 2018
(Unaudited)

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds (“ETFs”), American Depositary Receipts (“ADRs”) and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Options are generally valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States (“U.S.”) issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on observability of inputs used to determine the fair value.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The Market Neutral Income Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of September 30, 2018, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments:

	Level 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs		Total
	Investments in Securities		Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
US 500 Enhanced Volatility Wtd Index Fund
Common Stocks	$129,918,645		$—	$—	$—	$129,918,645	$—
Investment Companies	1,275,786		—	—	—	1,275,786	—
Collateral for Securities Loaned	11,269,050		—	—	—	11,269,050	—
Futures Contracts	—		95	—	—	—	95
Total	142,463,481		95	—	—	142,463,481	95

Market Neutral Income Fund
Common Stocks	21,132,376	(a)	—	17,167,185	—	38,299,561	—
Rights	—		—	3,026	—	3,026	—
Exchange Traded Funds	85,554		—	—	—	85,554	—
Collateral for Securities Loaned	2,872,477		—	—	—	2,872,477	—
Written Options	—		(196 ,040)	—	—	—	(196,040)
Futures Contracts	—		(380,647)	—	—	—	(380,647)
Total	$24,090,407		$(576,687)	$17,170,211	$—	$41,260,618	$(576,687)

Notes to Schedules of Portfolio Investments -continued
Victory Portfolios II	September 30, 2018
(Unaudited)

^ Other Financial investments include any derivative instruments not reflected in the Schedules of Portfolio Investments as Investment Securities, such as futures contracts and written options. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a)  Consists of all securities traded on U.S. securities exchanges (including ADRs) and securities listed under Bermuda, Brazil, Canada, Ireland, Switzerland and Mexico.

There were no significant transfers between levels as of September 30, 2018.

Investment Companies:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Notes to Schedules of Portfolio Investments -continued
Victory Portfolios II	September 30, 2018
(Unaudited)

Derivative Instruments:

Foreign Exchange Currency Contracts:

The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of September 30, 2018, the Funds had no open forward foreign exchange currency contracts.

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Notes to Schedules of Portfolio Investments -continued
Victory Portfolios II	September 30, 2018
(Unaudited)

Options Transactions:

The Funds may purchase or sell options to aid in hedging against equity price risk incurred in the normal course of pursuing its investment objective. When a Fund writes a call option, an amount equal to the premium received is included as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As a writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange-traded.

Investment Transactions:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement (“MSLA”) with Citibank, N.A. (“Citibank” or the “Agent”). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral.  Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit.  The cash collateral is invested in short-term instruments or cash equivalents as noted on the Funds’ Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds’ Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

Notes to Schedules of Portfolio Investments -continued
Victory Portfolios II	September 30, 2018
(Unaudited)

The following table (in thousands) is a summary of the Funds’ securities lending transactions which are subject to offset under the MSLA as of September 30, 2018. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

	Gross Amount of Recognized Assets	Value of	Value of Non-cash Collateral Received by Maturity
Fund	(Value of Securities on Loan)	Cash Collateral Received	<30 Days	Between 30 & 90 Days	>90 Days	Net Amount
US 500 Enhanced Volatility Wtd Index Fund	$11,352,570	$11,269,050	$—	$—	$375,544	$292,024
Market Neural Income Fund	2,904,807	2,872,477	—	—	106,702	74,372

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions.

3. Risks:

The Funds may be subject to other risks in addition to these identified risks.

An investment in the Funds’ shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets.  The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds’ shares.  An investment in the Funds’ shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds’ distributions.

Notes to Schedules of Portfolio Investments -continued
Victory Portfolios II	September 30, 2018
(Unaudited)

The Market Neutral Income Fund invests in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund’s investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund’s holdings, including industry and/or geographic composition, as relevant.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Funds’ Adviser, Victory Capital Management, Inc., to be of comparable quality.

4. Recent Accounting Pronouncements:

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule introduced Form N-PORT as a new regulatory reporting form for investment companies. The Funds’ compliance date for Form N-PORT was June 1, 2018, and the Funds will make their initial filing with the SEC on Form N-PORT for the period ending March 31, 2019. Effective with the period ended June 30, 2018, the Funds were required to maintain, and make available to the SEC upon request, the information required to be included in Form N-PORT. Form N-PORT will replace Form N-Q filings effective with the requirement to file the Form N-PORT with the SEC for the period ending March 31, 2019. The Funds’ adoption of the amendment has no effect on the Funds’ net assets or results of operations.

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08 “Premium Amortization on Purchased Callable Debt Securities” (“ASU 2017-08”), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08 and its impact on the Schedules of Portfolio Investments and related disclosures has not yet been determined.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US 500 Volatility Wtd ETF	September 30, 2018
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Communication Services (3.0%):
AT&T, Inc.	44,291	$1,487,292
Cable One, Inc.	1,609	1,421,729
Cargurus, Inc.(a)	12,375	689,164
CBS Corp., Class B	20,644	1,185,998
CenturyLink, Inc.(b)	42,781	906,957
Charter Communications, Inc., Class A(a)	2,959	964,279
Comcast Corp., Class A	31,264	1,107,058
DISH Network Corp.(a)(b)	20,974	750,030
Facebook, Inc., Class A(a)	4,363	717,539
InterActive Corp.(a)	3,863	837,189
Netflix, Inc.(a)	2,106	787,918
Omnicom Group, Inc.(b)	20,766	1,412,503
The Walt Disney Co.	16,376	1,915,009
T-Mobile US, Inc.(a)	18,796	1,319,103
Verizon Communications, Inc.	29,946	1,598,817
Viacom, Inc., Class B	38,383	1,295,810
World Wrestling Entertainment, Inc.(b)	9,160	886,047
Zayo Group Holdings, Inc.(a)	39,845	1,383,418
		20,665,860
Consumer Discretionary (12.7%):
Advance Auto Parts, Inc.	6,627	1,115,523
Amazon.com, Inc.(a)	594	1,189,783
American Eagle Outfitters, Inc.	31,216	775,093
Aramark	32,900	1,415,358
AutoZone, Inc.(a)	1,673	1,297,746
Best Buy Co., Inc.	13,094	1,039,140
Bright Horizons Family Solutions, Inc.(a)	14,174	1,670,264
Burlington Stores, Inc.(a)	7,088	1,154,777
CarMax, Inc.(a)(b)	13,623	1,017,229
Carter’s, Inc.	12,046	1,187,736
Chipotle Mexican Grill, Inc.(a)(b)	1,384	629,056
D.R. Horton, Inc.	22,011	928,424
Darden Restaurants, Inc.	9,007	1,001,488
Dollar General Corp.	11,737	1,282,854
Dollar Tree, Inc.(a)	9,306	758,904
Domino’s Pizza, Inc.	4,292	1,265,282
Dunkin’ Brands Group, Inc.(b)	26,048	1,920,258
Etsy, Inc.(a)	12,385	636,341
Five Below, Inc.(a)	6,254	813,395
Ford Motor Co.	146,418	1,354,366
Garmin Ltd.(b)	25,751	1,803,858
Gentex Corp.	53,553	1,149,247
Genuine Parts Co.	17,635	1,752,919
Grand Canyon Education, Inc.(a)	12,666	1,428,725
GrubHub, Inc.(a)	4,391	608,680
Harley-Davidson, Inc.(b)	27,705	1,255,037
Hilton Worldwide Holdings, Inc.	20,493	1,655,425
Hyatt Hotels Corp., Class A	20,682	1,646,080
Kohl’s Corp.	10,879	811,029
L Brands, Inc.(b)	26,642	807,253
Las Vegas Sands Corp.	18,577	1,102,173
Lear Corp.	7,892	1,144,340

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Leggett & Platt, Inc.(b)	31,664	$1,386,568
Lennar Corp., Class A(b)	19,172	895,141
LKQ Corp.(a)	26,048	824,940
Lowe’s Co., Inc.	10,082	1,157,615
Macy’s, Inc.	19,140	664,732
Marriott International, Inc., Class A	11,164	1,473,983
McDonald’s Corp.	9,217	1,541,912
MGM Resorts International(b)	30,669	855,972
Mohawk Industries, Inc.(a)	4,775	837,296
Newell Brands, Inc.(b)	37,531	761,879
Nordstrom, Inc.(b)	12,838	767,841
Norwegian Cruise Line Holdings Ltd.(a)(b)	22,728	1,305,269
NVR, Inc.(a)	369	911,725
Ollie’s Bargain Outlet Holdings, Inc.(a)	12,481	1,199,424
O’Reilly Automotive, Inc.(a)	3,153	1,095,100
Penske Automotive Group, Inc.	23,300	1,104,187
Polaris Industries, Inc.(b)	9,044	912,992
Pool Corp.	10,290	1,717,195
PulteGroup, Inc.(b)	38,347	949,855
PVH Corp.	8,282	1,195,920
Qurate Retail, Inc.(a)	48,711	1,081,871
Ross Stores, Inc.	13,187	1,306,832
Royal Caribbean Cruises Ltd.	9,510	1,235,729
Service Corp. International(b)	39,462	1,744,221
Servicemaster Global Holdings, Inc.(a)	24,549	1,522,774
Stamps.com, Inc.(a)	3,272	740,126
Starbucks Corp.	25,364	1,441,690
Target Corp.	14,816	1,306,920
Texas Roadhouse, Inc.	20,048	1,389,126
The Gap, Inc.(b)	24,902	718,423
The Home Depot, Inc.	8,898	1,843,221
The TJX Co., Inc.	16,083	1,801,618
Thor Industries, Inc.	8,225	688,433
Tiffany & Co.	6,422	828,245
Toll Brothers, Inc.	24,081	795,395
Tractor Supply Co.	12,507	1,136,636
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	3,998	1,127,916
Urban Outfitters, Inc.(a)	20,203	826,303
Weight Watchers International, Inc.(a)	9,203	662,524
Williams-Sonoma, Inc.(b)	11,563	759,920
Yum! Brands, Inc.	19,461	1,769,200
		83,904,452
Consumer Staples (7.0%):
Altria Group, Inc.	22,800	1,375,068
Archer-Daniels-Midland Co.	39,711	1,996,273
Brown-Forman Corp., Class B	24,155	1,221,035
Church & Dwight Co., Inc.	25,725	1,527,293
Colgate-Palmolive Co.	28,096	1,881,027
Conagra Brands, Inc.	39,545	1,343,344
Constellation Brands, Inc., Class A	7,012	1,511,928
Costco Wholesale Corp.	8,143	1,912,628
General Mills, Inc.	27,004	1,159,012
Hormel Foods Corp.	40,460	1,594,124
Ingredion, Inc.	12,177	1,278,098
Kellogg Co.(b)	19,715	1,380,444

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Kimberly-Clark Corp.	12,022	$1,366,180
Lamb Weston Holdings, Inc.	23,046	1,534,864
McCormick & Co., Inc.(b)	12,068	1,589,959
Molson Coors Brewing Co., Class B	14,726	905,649
Mondelez International, Inc., Class A	37,689	1,619,119
Monster Beverage Corp.(a)	15,626	910,683
National Beverage Corp.(a)(b)	7,918	923,397
Nu Skin Enterprises, Inc., Class A	13,770	1,134,923
Philip Morris International, Inc.	13,152	1,072,414
Pilgrim’s Pride Corp.(a)	52,611	951,733
Post Holdings, Inc.(a)(b)	12,828	1,257,657
Sysco Corp.	20,789	1,522,794
The Clorox Co.	8,853	1,331,580
The Estee Lauder Cos., Inc., Class A	9,243	1,343,193
The Hershey Co.	14,782	1,507,764
The J.M. Smucker Co.(b)	11,609	1,191,199
The Kraft Heinz Co.	21,303	1,174,008
The Kroger Co.	29,193	849,808
The Procter & Gamble Co.	24,158	2,010,671
Tyson Foods, Inc., Class A	20,597	1,226,139
US Foods Holding Corp.(a)	30,463	938,870
Walgreens Boots Alliance, Inc.	16,419	1,196,945
		45,739,823
Energy (3.6%):
Apache Corp.(b)	19,987	952,780
Centennial Resource Development, Inc.(a)(b)	38,410	839,259
Chevron Corp.	12,500	1,528,500
Cimarex Energy Co.	10,756	999,663
ConocoPhillips	15,785	1,221,759
Continental Resources, Inc.(a)	14,168	967,391
Core Laboratories N.V.	8,725	1,010,617
Diamondback Energy, Inc.(b)	6,471	874,814
EOG Resources, Inc.	10,376	1,323,666
Exxon Mobil Corp.	19,768	1,680,675
HollyFrontier Corp.	12,405	867,110
Marathon Petroleum Corp.(b)	12,485	998,425
Newfield Exploration Co.(a)	29,286	844,315
Occidental Petroleum Corp.	17,198	1,413,160
ONEOK, Inc.	25,757	1,746,067
PBF Energy, Inc.	18,602	928,426
Peabody Energy Corp.	26,781	954,475
Phillips 66	12,751	1,437,293
The Williams Cos., Inc.	46,908	1,275,429
Valero Energy Corp.	10,696	1,216,670
		23,080,494
Financials (20.8%):
Affiliated Managers Group, Inc.	8,747	1,195,890
Aflac, Inc.	46,020	2,166,161
Ally Financial, Inc.	53,831	1,423,831
American Financial Group, Inc.	17,648	1,958,399
Ameriprise Financial, Inc.	8,825	1,303,100
Arthur J. Gallagher & Co.	27,651	2,058,340
Associated Banc-Corp.(b)	49,116	1,277,016

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Athene Holding Ltd., Class A(a)	26,752	$1,382,008
Bank of America Corp.	42,854	1,262,479
Bank Ozk	29,579	1,122,819
BB&T Corp.	27,877	1,353,150
BlackRock, Inc., Class A	2,776	1,308,412
BOK Financial Corp.(b)	15,058	1,464,842
Brown & Brown, Inc.	68,092	2,013,480
CBOE Holdings, Inc.	13,276	1,273,965
Citizens Financial Group, Inc.	31,690	1,222,283
CME Group, Inc.	9,099	1,548,741
CNA Financial Corp.	35,973	1,642,167
Comerica, Inc.	14,309	1,290,672
Commerce Bank, Inc.	23,351	1,541,633
Credit Acceptance Corp.(a)(b)	2,429	1,064,072
Cullen/Frost Bankers, Inc.(b)	13,047	1,362,629
Discover Financial Services	18,337	1,401,864
E*TRADE Financial Corp.(a)	20,574	1,077,872
East West Bancorp, Inc.	21,283	1,284,855
Eaton Vance Corp.	31,026	1,630,727
Erie Indemnity Co., Class A	14,429	1,840,130
FactSet Research Systems, Inc.(b)	6,869	1,536,664
Fifth Third BanCorp	38,851	1,084,720
First American Financial Corp.	28,991	1,495,646
First Citizens BancShares, Inc., Class A	2,847	1,287,641
First Republic Bank(b)	16,568	1,590,528
FNF Group	39,234	1,543,858
Green Dot Corp.(a)	10,805	959,700
Hanover Insurance Group, Inc.	13,572	1,674,378
Huntington Bancshares, Inc.	91,005	1,357,795
IBERIABANK Corp.	17,073	1,388,889
Intercontinental Exchange, Inc.	22,281	1,668,623
Invesco Ltd.	48,244	1,103,823
JPMorgan Chase & Co.	12,737	1,437,243
Kemper Corp.	12,712	1,022,680
KeyCorp	59,821	1,189,840
Lincoln National Corp.	19,205	1,299,410
Loews Corp.	38,146	1,916,074
LPL Financial Holdings, Inc.	17,229	1,111,443
M&T Bank Corp.	9,005	1,481,683
MarketAxess Holdings, Inc.	8,349	1,490,213
Marsh & McLennan Co., Inc.	24,673	2,040,951
MGIC Investment Corp.(a)	60,659	807,371
Moody’s Corp.	9,328	1,559,642
Morgan Stanley	24,939	1,161,409
Morningstar, Inc.	12,241	1,541,142
MSCI, Inc.	9,121	1,618,157
Nasdaq, Inc.	18,785	1,611,753
New York Community Bancorp, Inc.(b)	118,410	1,227,912
Northern Trust Corp.	13,075	1,335,350
Old Republic International Corp.	85,436	1,912,058
Onemain Holdings, Inc.(a)	32,441	1,090,342
PacWest Bancorp(b)	30,712	1,463,427
People’s United Financial, Inc.(b)	100,493	1,720,439
Pinnacle Financial Partners, Inc.	20,898	1,257,015
Primerica, Inc.	11,578	1,395,728
Principal Financial Group, Inc.	24,101	1,412,078

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Prosperity Bancshares, Inc.	19,521	$1,353,781
Prudential Financial, Inc.	13,438	1,361,538
Raymond James Financial, Inc.	13,285	1,222,884
Regions Financial Corp.	65,949	1,210,164
Reinsurance Group of America, Inc.	10,889	1,574,114
S&P Global, Inc.	9,052	1,768,669
Santander Consumer USA Holdings, Inc.	42,783	857,371
SEI Investments Co.	21,484	1,312,672
Signature Bank	10,575	1,214,433
SLM Corp.(a)	120,363	1,342,047
State Street Corp.	13,615	1,140,665
SunTrust Banks, Inc.	19,577	1,307,548
SVB Financial Group(a)	2,542	790,130
Synchrony Financial	34,563	1,074,218
Synovus Financial Corp.	26,913	1,232,346
T. Rowe Price Group, Inc.	11,801	1,288,433
TD Ameritrade Holding Corp.	19,501	1,030,238
Texas Capital Bancshares, Inc.(a)(b)	13,940	1,152,141
The Allstate Corp.	19,656	1,940,047
The Bank of New York Mellon Corp.	25,674	1,309,117
The Charles Schwab Corp.	22,991	1,130,008
The PNC Financial Services Group, Inc.	10,144	1,381,511
The Progressive Corp.	27,080	1,923,763
The Travelers Co., Inc.	13,503	1,751,474
Torchmark Corp.	19,695	1,707,360
U.S. Bancorp	32,201	1,700,535
Umpqua Holdings Corp.	62,128	1,292,262
Unum Group	23,815	930,452
W.R. Berkley Corp.	26,942	2,153,474
Webster Financial Corp.(b)	19,665	1,159,448
Wells Fargo & Co.	25,068	1,317,574
Western Alliance BanCorp(a)	24,759	1,408,540
Wintrust Financial Corp.	15,463	1,313,427
Zions BanCorp	25,567	1,282,185
		136,201,731
Health Care (9.1%):
AbbVie, Inc.	9,730	920,263
ABIOMED, Inc.(a)	2,031	913,442
Align Technology, Inc.(a)	2,190	856,772
Anthem, Inc.	5,621	1,540,435
athenahealth, Inc.(a)	5,512	736,403
BIO-RAD Laboratories, Inc., Class A(a)	3,938	1,232,555
Bio-Techne Corp.	6,861	1,400,399
Centene Corp.(a)	9,591	1,388,585
Cerner Corp.(a)	19,247	1,239,700
Chemed Corp.	5,260	1,680,991
Cigna Corp.	6,575	1,369,244
Danaher Corp.	16,496	1,792,454
Encompass Health Corp.	17,027	1,327,255
Exelixis, Inc.(a)	32,200	570,584
Globus Medical, Inc., Class A(a)(b)	23,039	1,307,694
HCA Holdings, Inc.	10,407	1,447,822
HealthEquity, Inc.(a)	9,366	884,244
Henry Schein, Inc.(a)(b)	15,313	1,302,064

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Hill-Rom Holdings, Inc.	16,047	$1,514,837
Humana, Inc.	5,469	1,851,366
ICU Medical, Inc.(a)	3,645	1,030,624
IDEXX Laboratories, Inc.(a)	4,425	1,104,746
Illumina, Inc.(a)	2,755	1,011,250
Integra LifeSciences Holdings Corp.(a)	21,711	1,430,104
IQVIA Holdings, Inc.(a)	10,795	1,400,543
Jazz Pharmaceuticals PLC(a)	7,801	1,311,582
Laboratory Corp. of America Holdings(a)	9,886	1,717,000
Masimo Corp.(a)	9,995	1,244,777
Medidata Solutions, Inc.(a)(b)	10,591	776,426
Mednax, Inc.(a)	23,894	1,114,894
Mettler-Toledo International, Inc.(a)(b)	2,306	1,404,308
Mylan NV(a)	26,168	957,749
Neogen Corp.(a)	14,779	1,057,142
Penumbra, Inc.(a)	5,309	794,757
Perrigo Co. PLC(b)	14,235	1,007,838
Pfizer, Inc.	49,047	2,161,501
Quest Diagnostics, Inc.	13,407	1,446,749
Regeneron Pharmaceuticals, Inc.(a)	2,627	1,061,413
ResMed, Inc.	15,074	1,738,635
Thermo Fisher Scientific, Inc.	6,617	1,615,077
United Therapeutics Corp.(a)	7,579	969,203
UnitedHealth Group, Inc.	6,088	1,619,652
Universal Health Services, Inc., Class B	10,829	1,384,379
Veeva Systems, Inc.(a)	8,805	958,600
WellCare Health Plans, Inc.(a)	4,231	1,355,993
Zimmer Biomet Holdings, Inc.	11,191	1,471,281
Zoetis, Inc.	15,666	1,434,379
		59,857,711
Industrials (19.6%):
3M Co.	6,677	1,406,911
A.O. Smith Corp.	23,812	1,270,846
Acuity Brands, Inc.(b)	5,779	908,459
AGCO Corp.	18,871	1,147,168
Air Lease Corp.	33,234	1,524,776
Alaska Air Group, Inc.	13,525	931,332
Allegion PLC	17,510	1,585,880
Allison Transmission Holdings, Inc.	21,670	1,127,057
AMERCO, Inc.	3,265	1,164,462
American Airlines Group, Inc.(b)	22,566	932,653
AMETEK, Inc.	20,691	1,637,072
ASGN, Inc.(a)	12,461	983,547
C.H. Robinson Worldwide, Inc.	13,448	1,316,828
Carlisle Cos., Inc.	10,253	1,248,815
Cintas Corp.	7,610	1,505,334
Copart, Inc.(a)	22,752	1,172,411
Costar Group, Inc.(a)	3,241	1,363,942
CSX Corp.	17,594	1,302,836
Curtiss-Wright Corp.	9,359	1,286,114
Delta Air Lines, Inc.	22,220	1,284,982
Dover Corp.	15,384	1,361,946
Eaton Corp. PLC, ADR	17,894	1,551,946
EMCOR Group, Inc.	16,848	1,265,453
Emerson Electric Co.	17,787	1,362,128

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Equifax, Inc.	10,297	$1,344,479
Expeditors International of Washington, Inc.	17,542	1,289,863
Fastenal Co.(b)	19,114	1,108,994
FedEx Corp.	5,498	1,323,863
Fortive Corp.(b)	16,622	1,399,572
Fortune Brands Home & Security, Inc.	24,547	1,285,281
Gardner Denver Holdings, Inc.(a)	33,749	956,447
General Dynamics Corp.	8,214	1,681,570
Genesee & Wyoming, Inc., Class A(a)	16,464	1,498,059
Graco, Inc.	33,568	1,555,542
Harris Corp.	8,169	1,382,276
HEICO Corp.(b)	13,146	1,217,451
Hexcel Corp.	24,650	1,652,783
Hubbell, Inc.	10,359	1,383,652
Huntington Ingalls Industries, Inc.	4,756	1,217,916
IDEX Corp.	9,693	1,460,347
Ingersoll-Rand PLC	13,122	1,342,381
Insperity, Inc.	7,665	904,087
J.B. Hunt Transport Services, Inc.	11,587	1,378,158
Jacobs Engineering Group, Inc.	15,660	1,197,990
Johnson Controls International PLC(b)	32,757	1,146,495
Kansas City Southern(b)	11,846	1,341,915
KAR Auction Services, Inc.	29,152	1,740,083
Kirby Corp.(a)(b)	13,660	1,123,535
Knight-Swift Transportation Holdings, Inc.(b)	27,157	936,373
L3 Technologies, Inc.	7,269	1,545,535
Landstar System, Inc.	11,382	1,388,604
Lennox International, Inc.	6,019	1,314,550
Lincoln Electric Holdings, Inc.	14,886	1,390,948
ManpowerGroup, Inc.	10,484	901,205
Masco Corp.	34,413	1,259,516
MSC Industrial Direct Co., Inc., Class A	16,969	1,495,139
Nordson Corp.	9,716	1,349,552
Norfolk Southern Corp.	7,091	1,279,926
Northrop Grumman Corp.	4,319	1,370,721
Old Dominion Freight Line, Inc.	7,061	1,138,657
Oshkosh Corp.	15,313	1,090,898
PACCAR, Inc.	17,660	1,204,235
Parker-Hannifin Corp.	6,934	1,275,371
Quanta Services, Inc.(a)	42,359	1,413,944
Raytheon Co.	7,578	1,566,069
Republic Services, Inc., Class A	27,461	1,995,315
Robert Half International, Inc.	16,749	1,178,795
Rollins, Inc.	28,382	1,722,504
Roper Technologies, Inc.	5,036	1,491,714
Schneider National, Inc.(b)	39,472	986,011
Sensata Technologies Holding PLC, ADR(a)	25,109	1,244,151
Snap-on, Inc.(b)	6,929	1,272,164
Southwest Airlines Co.	19,454	1,214,902
Spirit Aerosystems Holdings, Inc., Class A	14,747	1,351,857
Stanley Black & Decker, Inc.	8,588	1,257,627
Stericycle, Inc.(a)	18,226	1,069,502
Teledyne Technologies, Inc.(a)	5,900	1,455,412
The Boeing Co.	3,319	1,234,336
The Middleby Corp.(a)(b)	6,821	882,296

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Toro Co.	23,491	$1,408,755
TransDigm Group, Inc.(a)	4,730	1,760,979
TransUnion	18,786	1,382,274
Trex Co., Inc.(a)	8,359	643,476
Trinity Industries, Inc.	40,161	1,471,499
Union Pacific Corp.	9,938	1,618,204
United Continental Holdings, Inc.(a)	12,687	1,129,904
United Parcel Service, Inc., Class B	11,840	1,382,321
United Rentals, Inc.(a)	5,888	963,277
United Technologies Corp.	13,501	1,887,576
Verisk Analytics, Inc., Class A(a)	15,018	1,810,419
W.W. Grainger, Inc.	2,961	1,058,291
WABCO Holdings, Inc.(a)(b)	11,195	1,320,338
Wabtec Corp.	14,185	1,487,723
Waste Management, Inc.	19,852	1,793,827
Watsco, Inc.	7,051	1,255,783
Woodward, Inc.(b)	19,163	1,549,520
XPO Logistics, Inc.(a)	9,065	1,034,951
Xylem, Inc.	15,770	1,259,550
		129,072,133
Information Technology (11.6%):
Accenture PLC, Class A	7,956	1,354,111
Adobe Systems, Inc.(a)	4,315	1,164,834
Advanced Micro Devices, Inc.(a)(b)	24,618	760,450
Akamai Technologies, Inc.(a)	14,759	1,079,621
Alliance Data Systems Corp.	5,088	1,201,582
Analog Devices, Inc.	13,572	1,254,867
ANSYS, Inc.(a)	8,170	1,525,176
Apple, Inc.	6,057	1,367,307
Applied Materials, Inc.	19,214	742,621
Arrow Electronics, Inc.(a)(b)	17,772	1,310,152
Aspen Technology, Inc.(a)	11,704	1,333,203
Automatic Data Processing, Inc.	11,238	1,693,117
Black Knight, Inc.(a)	37,704	1,958,723
Blackbaud, Inc.	9,980	1,012,770
Booz Allen Hamilton Holdings Corp.	33,217	1,648,560
Broadcom, Inc.	4,156	1,025,410
Broadridge Financial Solutions, Inc.	9,397	1,239,934
CACI International, Inc., Class A(a)	6,690	1,231,964
CDK Global, Inc.	30,600	1,914,335
CDW Corp. of Delaware	16,608	1,476,782
Coherent, Inc.(a)	3,708	638,481
CommScope Holding Co., Inc.(a)	21,805	670,722
DXC Technology Co.	15,327	1,433,381
F5 Networks, Inc.(a)	7,839	1,563,253
Fair Isaac Corp.(a)	6,263	1,431,409
Fidelity National Information Services, Inc.	17,539	1,912,979
First Data Corp., Class A(a)	34,959	855,447
Fiserv, Inc.(a)	25,502	2,100,854
FleetCor Technologies, Inc.(a)	6,624	1,509,212
Genpact Ltd.	52,885	1,618,810
Global Payments, Inc.(b)	11,525	1,468,285
Hewlett Packard Enterprises Co.	67,942	1,108,134
HP, Inc.	54,879	1,414,232
IPG Photonics Corp.(a)	3,365	525,176

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Jabil Circuit, Inc.	39,487	$1,069,308
Jack Henry & Associates, Inc.	10,506	1,681,800
Leidos Holdings, Inc.	21,198	1,466,054
LogMeIn, Inc.(b)	7,945	707,900
Marvell Technology Group Ltd., ADR	43,843	846,170
Mastercard, Inc., Class A	6,685	1,488,148
Micron Technology, Inc.(a)	12,442	562,752
MKS Instruments, Inc.	8,301	665,325
Monolithic Power Systems, Inc.	7,606	954,781
Nvidia Corp.	3,191	896,735
ON Semiconductor Corp.(a)	43,582	803,216
Paychex, Inc.	25,071	1,846,479
Paycom Software, Inc.(a)(b)	4,458	692,818
PayPal Holdings, Inc.(a)	12,700	1,115,568
PTC, Inc.(a)	12,811	1,360,400
Sabre Corp.	42,248	1,101,828
Salesforce.com, Inc.(a)(b)	8,295	1,319,154
Seagate Technology PLC(b)	17,045	807,081
Skyworks Solutions, Inc.	12,407	1,125,439
Texas Instruments, Inc.	10,884	1,167,744
The Trade Desk, Inc., Class A(a)	2,436	367,617
Total System Services, Inc.	16,338	1,613,214
Tyler Technologies, Inc.(a)	6,791	1,664,202
Universal Display Corp.(b)	4,870	574,173
VeriSign, Inc.(a)	10,093	1,616,091
Visa, Inc., Class A	11,168	1,676,205
WEX, Inc.(a)	7,351	1,475,787
Xilinx, Inc.	13,605	1,090,713
		76,302,596
Materials (5.5%):
Air Products & Chemicals, Inc.	10,742	1,794,451
AptarGroup, Inc.	16,746	1,804,214
Ball Corp.	41,774	1,837,638
Berry Global Group, Inc.(a)	31,271	1,513,204
Celanese Corp., Series A	11,480	1,308,720
Eastman Chemical Co.	15,167	1,451,785
Ecolab, Inc.	12,876	2,018,700
FMC Corp.	14,607	1,273,438
Freeport-McMoRan, Inc.	50,626	704,714
Huntsman Corp.	34,279	933,417
International Paper Co.	25,075	1,232,436
Lyondellbasell Industries NV, Class A	11,139	1,141,859
Martin Marietta Materials, Inc.(b)	6,731	1,224,705
NewMarket Corp.	3,580	1,451,726
Nucor Corp.	18,362	1,165,068
Olin Corp.	36,631	940,684
Packaging Corp. of America	12,160	1,333,830
PPG Industries, Inc.	13,450	1,467,799
Reliance Steel & Aluminum Co.	13,258	1,130,775
RPM International, Inc.	19,601	1,272,889
Sonoco Products Co.	32,832	1,822,176
Steel Dynamics, Inc.	21,993	993,864
The Chemours Co.(b)	22,585	890,752
The Sherwin-Williams Co.	3,210	1,461,224

See notes to schedules of portfolio investments.

Security Description	Shares	Value
U.S. Steel Corp.	21,296	$649,102
Vulcan Materials Co.	11,508	1,279,690
Westlake Chemical Corp.	10,990	913,379
WestRock Co.	25,988	1,388,799
		36,401,038
Real Estate (0.4%):
CBRE Group, Inc., Class A(a)(b)	33,869	1,493,623
Jones Lang LaSalle, Inc.	8,449	1,219,360
		2,712,983
Utilities (6.3%):
Alliant Energy Corp.(b)	46,261	1,969,331
American Electric Power Co., Inc.	27,290	1,934,315
Aqua America, Inc.(b)	48,222	1,779,392
Atmos Energy Corp.	23,284	2,186,600
Consolidated Edison, Inc.	25,372	1,933,093
Dominion Resources, Inc.(b)	25,547	1,795,443
DTE Energy Co.	18,922	2,064,957
Duke Energy Corp.	25,000	2,000,500
Eversource Energy	32,771	2,013,450
Exelon Corp.	49,658	2,168,068
IDACORP, Inc.	18,767	1,862,249
MDU Resources Group, Inc.	67,649	1,737,903
National Fuel Gas Co.(b)	34,798	1,950,776
NextEra Energy, Inc.	12,992	2,177,460
OGE Energy Corp.	53,634	1,947,987
Pinnacle West Capital Corp.	25,312	2,004,204
PPL Corp.(b)	53,150	1,555,169
Public Service Enterprise Group, Inc.	37,247	1,966,269
UGI Corp.	41,648	2,310,631
WEC Energy Group, Inc.	30,093	2,009,009
Xcel Energy, Inc.	39,786	1,878,297
		41,245,103
Total Common Stocks (Cost $604,151,648)		655,183,924

Collateral for Securities Loaned (6.8%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18%(c)	7,800,381	7,800,381
Fidelity Investments Money Market Government Portfolio, Class I, 2.00%(c)	12,248,519	12,248,519
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18%(c)	3,900,644	3,900,644
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23%(c)	2,437,482	2,437,482
JPMorgan Prime Money Market Fund, Capital Class, 2.18%(c)	13,162,295	13,162,295

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23%(c)	4,874,964	$4,874,964
Total Collateral for Securities Loaned (Cost $44,424,285)		44,424,285
Total Investments (Cost $648,575,933) — 106.4%		699,608,209
Liabilities in excess of other assets — (6.4)%		(42,044,114)
NET ASSETS - 100.00%		$657,564,095

(a)                     Non-income producing security.

(b)                     All or a portion of this security is on loan.

(c)                      Rate disclosed is the daily yield on September 30, 2018.

ADR—American Depositary Receipt

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	14	12/21/18	$2,039,807	$2,043,300	$3,493

	Total unrealized appreciation				$3,493
	Total unrealized depreciation				—
	Total net unrealized appreciation(depreciation)				$3,493

See notes to schedules of portfolio investments.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Small Cap Volatility Wtd ETF	September 30, 2018
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Communication Services (2.8%):
Cars.com, Inc.(a)	3,510	$96,911
Emerald Expositions Events, Inc.	6,609	108,916
Gray Television, Inc.(a)	4,156	72,730
Loral Space & Communications, Inc.(a)	3,636	165,074
Marcus Corp.	3,133	131,743
MSG Networks, Inc., Class A(a)	4,115	106,167
QuinStreet, Inc.(a)	3,677	49,897
Shenandoah Telecommunications Co.	2,652	102,765
Sinclair Broadcast Group, Inc., Class A	3,156	89,473
Techtarget, Inc.(a)	3,131	60,804
TEGNA, Inc.	8,472	101,325
XO Group, Inc.(a)	3,073	105,957
		1,191,762
Consumer Discretionary (16.5%):
Acushnet Holdings Corp.	4,728	129,689
American Axle & Manufacturing Holdings, Inc.(a)	5,344	93,199
American Outdoor Brands Corp.(a)	3,456	53,672
American Public Education, Inc.(a)	1,590	52,550
America’s Car-Mart, Inc./TX(a)	943	73,743
Asbury Automotive Group, Inc.(a)	1,700	116,874
Bed Bath & Beyond, Inc.	4,452	66,780
Big Lots, Inc.	2,302	96,201
BJ’s Restaurants, Inc.	1,252	90,394
Bloomin’ Brands, Inc.	6,566	129,941
Bluegreen Vacations Corp.	4,289	76,730
Bojangles’, Inc.(a)	7,506	117,844
Boot Barn Holdings, Inc.(a)	2,442	69,377
Brinker International, Inc.(b)	2,413	112,759
Caleres, Inc.	2,586	92,734
Cambium Learning Group, Inc.(a)	3,947	46,732
Carriage Services, Inc.	8,058	173,650
Cavco Industries, Inc.(a)	391	98,923
Century Communities, Inc.(a)	3,319	87,124
Chico’s FAS, Inc.	7,689	66,664
Chuy’s Holdings, Inc.(a)(b)	3,262	85,628
Citi Trends, Inc.	2,651	76,269
Conn’s, Inc.(a)	1,305	46,132
Cooper-Standard Holding(a)	973	116,741
Dave & Buster’s Entertainment, Inc.	1,549	102,575
Denny’s Corp.(a)	7,649	112,593
Dorman Products, Inc.(a)(b)	1,762	135,533
Ethan Allen Interiors, Inc.(b)	6,127	127,134
Express, Inc.(a)	6,365	70,397
Fox Factory Holding Corp.(a)	1,176	82,379
Funko, Inc.(a)	2,575	61,002
Group 1 Automotive, Inc.	1,136	73,726
Haverty Furniture Cos., Inc.	4,972	109,881
Hooker Furniture Corp.	2,090	70,642
Installed Building Products, Inc.(a)	1,719	67,041
International Speedway Corp., Class A	4,179	183,041
J. Jill, Inc.(a)	6,944	42,914
Jack in the Box, Inc.	1,444	121,051
Johnson Outdoors, Inc., A	739	68,720

See notes to schedules of portfolio investments.

Security Description	Shares	Value
La-Z-Boy, Inc.	2,861	$90,408
LCI Industries(b)	914	75,679
LGI Homes, Inc.(a)(b)	1,321	62,668
Lithia Motors, Inc.	1,425	116,365
M/I Homes, Inc.(a)	4,435	106,129
MarineMax, Inc.(a)	2,670	56,738
MCBC Holdings, Inc.(a)	3,772	135,339
MDC Holdings, Inc.	3,475	102,791
Meritage Homes Corp.(a)	2,394	95,521
Michaels Cos., Inc.(a)	4,633	75,194
Monarch Casino & Resort, Inc.(a)	3,276	148,894
Monro Muffler Brake, Inc.(b)	1,306	90,898
Murphy USA, Inc.(a)	1,427	121,950
Nautilus, Inc.(a)	6,002	83,728
Nutrisystem, Inc.	1,964	72,766
Oxford Industries, Inc.	1,420	128,084
Papa John’s International, Inc.	1,783	91,432
PetMed Express, Inc.(b)	2,126	70,179
Ruth’s Hospitality Group, Inc.	3,272	103,232
Sally Beauty Holdings, Inc.(a)(b)	5,786	106,405
Sleep Number Corp.(a)	2,737	100,667
Sonic Corp.	2,810	121,785
Stoneridge, Inc.(a)	2,533	75,281
Sturm Ruger & Co.	1,782	123,047
Taylor Morrison Home Corp., Class A(a)	5,550	100,122
Tenneco, Inc.	2,449	103,201
The Buckle, Inc.	3,152	72,654
The Cheesecake Factory, Inc.(b)	2,096	112,220
Tilly’s, Inc.	2,741	51,942
Topbuild Corp.(a)	1,499	85,173
TRI Pointe Group, Inc.(a)	6,779	84,060
Unifi, Inc.(a)	3,938	111,564
William Lyon Homes(a)	5,179	82,294
Wingstop, Inc.	1,285	87,727
Winnebago Industries, Inc.	1,856	61,526
Zagg, Inc.(a)	3,322	49,000
		6,955,642
Consumer Staples (6.0%):
B&G Foods, Inc.(b)	2,536	69,613
Calavo Growers, Inc.(b)	1,126	108,772
Central Garden & Pet Co., Class A(a)	3,636	120,497
Chefs’ Warehouse, Inc.(a)	3,210	116,684
Craft Brew Alliance, Inc.(a)	6,765	110,608
Elf Beauty, Inc.(a)	3,895	49,583
Hostess Brands, Inc.(a)	6,868	76,029
Ingles Markets, Inc., Class A	2,468	84,529
Inter Parfums, Inc.(b)	1,856	119,620
J&J Snack Foods Corp.	1,155	174,278
John B. Sanfilippo & Son, Inc.	1,598	114,065
Medifast, Inc.	206	45,639
MGP Ingredients, Inc.(b)	1,007	79,533
Natural Grocers By Vitamin Cottage, Inc.(a)	2,286	38,611
PriceSmart, Inc.(b)	1,581	127,981
Primo Water Corp.(a)	5,308	95,809
Sanderson Farms, Inc.	1,003	103,680

See notes to schedules of portfolio investments.

Security Description	Shares	Value
The Simply Good Foods Co.(a)	6,532	$127,047
Tootsie Roll Industries, Inc.(b)	6,050	176,963
Turning Point Brands, Inc.	2,435	100,955
United Natural Foods, Inc.(a)(b)	2,399	71,850
Universal Corp.	1,072	69,680
Vector Group Ltd.	11,273	155,342
WD-40 Co.(b)	978	168,314
		2,505,682
Energy (3.8%):
Arch Coal, Inc.	984	87,970
C&j Energy Services, Inc.(a)	3,686	76,669
Callon Petroleum Co.(a)	6,663	79,889
Denbury Resources, Inc.(a)	9,329	57,840
Earthstone Energy, Inc., Class A(a)	8,431	79,083
Evolution Petroleum Corp.	10,267	113,449
Exterran Corp.(a)	3,955	104,926
Gulfport Energy Corp.(a)	5,705	59,389
Laredo Petroleum, Inc.(a)	7,810	63,808
Newpark Resources, Inc.(a)	7,747	80,181
Par Pacific Holdings, Inc.(a)	4,654	94,942
Propetro Holding Corp.(a)	4,462	73,578
Rex American Resources Corp.(a)	1,371	103,579
RPC, Inc.	5,551	85,929
SEACOR Smit, Inc.	2,504	123,724
Smart Sand, Inc.(a)(b)	10,363	42,592
Solaris Oilfield Infrastructure, Inc., Class A(a)	3,884	73,369
SRC Energy, Inc.(a)	8,629	76,712
U.S. Silica Holdings, Inc.(b)	4,085	76,921
Unit Corp.(a)	2,208	57,540
		1,612,090
Financials (23.3%):
1st Source Corp.	3,047	160,333
Ameris Bancorp	2,946	134,632
AMERISAFE, Inc.	2,329	144,282
Axos Financial, Inc.(a)	2,806	96,498
BancFirst Corp.(b)	2,415	144,779
Brookline BanCorp, Inc.(b)	10,211	170,524
Capitol Federal Financial, Inc.	19,562	249,220
Centerstate Banks, Inc.	5,193	145,664
City Holding Co.	2,116	162,509
Cohen & Steers, Inc.	3,758	152,612
Eagle Bancorp, Inc.(a)	2,819	142,641
Employers Holdings, Inc.	3,578	162,083
Enterprise Financial Services Corp.	3,616	191,828
FB Financial Corp.	3,764	147,474
FBL Financial Group, Inc., Class A	1,698	127,775
Federated Investors, Inc., Class B	4,682	112,930
First BanCorp	3,892	157,665
First Busey Corp.	5,815	180,556
First Commonwealth Financial Corp.	9,810	158,333
First Interstate BancSystem, Inc., Class A	4,087	183,098
First Merchants Corp.	3,249	146,173
First Midwest Bancorp, Inc.	6,113	162,545

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Great Western BanCorp, Inc.(b)	3,588	$151,378
Heartland Financial USA, Inc.	3,147	182,683
Heritage Financial Corp.	3,952	138,913
Hilltop Holdings, Inc.	6,524	131,589
Hope Bancorp, Inc.	8,459	136,782
Horace Mann Educators Corp.	3,581	160,787
Independent Bank Corp.	1,615	133,399
Independent Bank Group, Inc.	2,115	140,225
James River Group Holdings Ltd.	3,824	162,979
Kearny Financial Corp.	11,527	159,649
Kinsale Capital Group, Inc.	2,280	145,601
Lakeland Financial Corp.	3,844	178,669
LegacyTexas Financial Group, Inc.	2,685	114,381
Legg Mason, Inc.	4,128	128,917
NBT Bancorp, Inc.	4,412	169,333
Nelnet, Inc., Class A	2,593	148,242
Northwest Bancshares, Inc.	12,392	214,629
Oceanfirst Financial Corp.	6,950	189,179
Pacific Premier Bancorp, Inc.(a)	3,661	136,189
Park National Corp.	1,566	165,307
PRA Group, Inc.(a)	2,928	105,408
ProAssurance Corp.	2,398	112,586
Provident Financial Services, Inc.	7,554	185,451
Renasant Corp.	3,833	157,958
S&T Bancorp, Inc.	3,590	155,662
Safety Insurance Group, Inc.	2,026	181,529
Sandy Spring BanCorp	4,702	184,836
Seacoast Banking Corp. of Florida(a)	4,112	120,070
ServisFirst Bancshares, Inc.	3,466	135,694
Simmons First National Corp., Class A	4,732	139,357
Southside Bancshares, Inc.	5,000	174,000
Tompkins Financial Corp.	1,863	151,257
Towne Bank	6,017	185,623
Trustmark Corp.(b)	4,924	165,693
Union Bankshares Corp.	3,863	148,841
Universal Insurance Holdings, Inc.	2,769	134,435
Waddell & Reed Financial, Inc., Class A(b)	5,143	108,929
Walker & Dunlop, Inc.	2,329	123,158
Washington Federal, Inc.	5,339	170,848
WesBanco, Inc.	3,510	156,476
Westamerica BanCorp(b)	2,516	151,363
WisdomTree Investments, Inc.	12,306	104,355
		9,776,514
Health Care (6.4%):
Addus HomeCare Corp.(a)	1,616	113,362
AMN Healthcare Services, Inc.(a)	1,363	74,556
Atrion Corp.	185	128,538
Cambrex Corp.(a)(b)	1,699	116,211
CONMED Corp.	2,090	165,571
Corcept Therapeutics, Inc.(a)(b)	4,575	64,142
CorVel Corp.(a)	1,978	119,175
Eagle Pharmaceuticals, Inc.(a)	1,148	79,591
Enanta Pharmaceuticals, Inc.(a)	708	60,506
Innoviva, Inc.(a)	7,947	121,112
Integer Holdings Corp.(a)	1,411	117,042

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Lantheus Holdings, Inc.(a)	3,903	$58,350
Lemaitre Vascular, Inc.(b)	2,365	91,620
Magellan Health, Inc.(a)	923	66,502
Medpace Holdings, Inc.(a)	1,070	64,104
Meridian Bioscience, Inc.	10,196	151,921
Omnicell, Inc.(a)	1,697	122,014
Orthofix Medical, Inc.(a)	1,766	102,092
Phibro Animal Health Corp., Class A	2,556	109,652
Repligen Corp.(a)	2,584	143,308
Select Medical Holdings Corp.(a)	6,176	113,638
Supernus Pharmaceuticals, Inc.(a)	1,790	90,127
The Ensign Group, Inc.	3,000	113,760
Tivity Health, Inc.(a)	4,066	130,722
US Physical Therapy, Inc.	1,065	126,309
Varex Imaging Corp.(a)	2,428	69,586
		2,713,511
Industrials (24.6%):
AAON, Inc.(b)	3,035	114,723
Acco Brands Corp.	10,637	120,198
Advanced Disposal Services, Inc.(a)	7,858	212,794
Aircastle Ltd.	6,649	145,680
Alamo Group, Inc.	1,335	122,299
Albany International Corp., Class A	1,390	110,505
Allegiant Travel Co.	636	80,645
Altra Industrial Motion Corp.	3,501	144,591
American Railcar Industries, Inc.	3,222	148,534
American Woodmark Corp.(a)	860	67,467
Apogee Enterprises, Inc.	2,157	89,127
Applied Industrial Technologies, Inc.	1,701	133,103
ArcBest Corp.	1,260	61,173
Atkore International Group, Inc.(a)	3,497	92,775
BMC Stock Holdings, Inc.(a)	4,483	83,608
Brady Corp., Class A	4,010	175,437
CBIZ, Inc.(a)	7,906	187,373
Chart Industries, Inc.(a)	1,229	96,268
Comfort Systems USA, Inc.	2,250	126,900
Continental Building Products, Inc.(a)	3,610	135,555
Deluxe Corp.	2,869	163,361
DXP Enterprise, Inc.(a)	1,577	63,190
Dycom Industries, Inc.(a)	754	63,788
Echo Global Logistics, Inc.(a)	3,306	102,321
Encore Wire Corp.	2,501	125,300
EnPro Industries, Inc.	1,593	116,177
ESCO Technologies, Inc.	2,387	162,435
Federal Signal Corp.	3,680	98,550
Forward Air Corp.	2,191	157,094
Franklin Electric Co., Inc.	2,461	116,282
FTI Consulting, Inc.(a)	1,476	108,028
Gibraltar Industries, Inc.(a)	2,292	104,515
Global Brass & Copper Holdings, Inc.	2,608	96,235
GMS, Inc.(a)	3,369	78,161
Gorman-Rupp Co.	4,235	154,578
H&E Equipment Services, Inc.	2,163	81,718
Hawaiian Holdings, Inc.	2,252	90,305

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Heartland Express, Inc.	5,905	$116,506
Herman Miller, Inc.	2,669	102,490
HNI Corp.(b)	2,559	113,210
Hub Group, Inc., Class A(a)	2,036	92,842
ICF International, Inc.	1,791	135,131
Insteel Industries, Inc.(b)	2,315	83,062
Interface, Inc.	5,599	130,737
Kadant, Inc.	1,561	168,355
Kaman Corp., Class A	2,320	154,930
KBR, Inc.	5,654	119,469
Kforce, Inc.	2,442	91,819
Kimball International, Inc., Class B(b)	9,701	162,492
Knoll, Inc.	5,949	139,504
Lindsay Corp.	1,462	146,551
Lydall, Inc.(a)	2,804	120,852
Marten Transport Ltd.	4,599	96,809
Matson, Inc.	3,766	149,284
Matthews International Corp., Class A	2,825	141,674
McGrath RentCorp	2,573	140,151
Mercury Systems, Inc.(a)(b)	1,277	70,644
Milacron Holdings Corp.(a)	6,005	121,601
Mobile Mini, Inc.	2,384	104,538
Moog, Inc., Class A	1,512	129,986
Mueller Industries, Inc.	4,207	121,919
Mueller Water Products, Inc., Class A	10,183	117,206
Multi-Color Corp.(b)	1,791	111,490
National Presto Industries, Inc.	974	126,279
Navigant Consulting, Inc.	4,501	103,793
NV5 Global, Inc.(a)	802	69,533
Patrick Industries, Inc.(a)	1,228	72,698
PGT, Inc.(a)	4,276	92,362
Pitney Bowes, Inc.	13,810	97,775
Primoris Services Corp.	5,413	134,351
Raven Industries, Inc.	1,699	77,729
REV Group, Inc.	4,200	65,940
Rush Enterprises, Inc., Class A	2,720	106,923
Saia, Inc.(a)	1,327	101,449
SP Plus Corp.(a)	4,172	152,278
SPX Corp.(a)	4,288	142,833
SPX Flow, Inc.(a)	2,037	105,924
Steelcase, Inc., Class A	7,942	146,927
Sun Hydraulics Corp.	2,234	122,379
Sunrun, Inc.(a)	4,363	54,276
Systemax, Inc.	2,196	72,336
The Greenbrier Cos., Inc.	1,857	111,606
Thermon Group Holdings, Inc.(a)(b)	4,660	120,135
TrueBlue, Inc.(a)	3,626	94,457
Universal Forest Products, Inc.	3,818	134,890
US Ecology, Inc.	1,656	122,130
Vectrus, Inc.(a)	1,488	46,411
Wabash National Corp.	6,107	111,331
Werner Enterprises, Inc.(b)	2,954	104,424
WESCO International, Inc.(a)	2,134	131,134
		10,336,348

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Information Technology (8.8%):
Alarm.com Holdings, Inc.(a)	1,649	$94,653
Alpha & Omega Semiconductor Ltd.(a)	6,645	77,281
Amkor Technology, Inc.(a)	10,803	79,834
Anixter International, Inc.(a)	1,002	70,441
AppFolio, Inc.(a)	977	76,597
Applied Optoelectronics, Inc.(a)(b)	1,233	30,406
Axcelis Technologies, Inc.(a)	4,102	80,604
AXT, Inc.(a)	7,413	53,003
Badger Meter, Inc.(b)	2,130	112,784
Brooks Automation, Inc.	1,468	51,424
Casa Systems, Inc.(a)	3,244	47,849
Cass Information Systems, Inc.	2,022	131,673
Cohu, Inc.	3,558	89,305
Control4 Corp.(a)(b)	2,149	73,775
CSG Systems International, Inc.(b)	4,074	163,529
Ebix, Inc.(b)	1,457	115,321
Electro Scientific, Inc.(a)	2,944	51,373
ePlus, Inc.(a)	1,476	136,825
Evertec, Inc.	6,298	151,782
Fabrinet(a)	1,975	91,364
FormFactor, Inc.(a)(b)	4,530	62,288
Ichor Holdings Ltd.(a)	2,123	43,352
Insight Enterprises, Inc.(a)	1,887	102,068
InterDigital, Inc.	2,307	184,560
KEMET Corp.(a)	2,970	55,094
ManTech International Corp., Class A	1,884	119,257
MTS Systems Corp.	2,550	139,612
Nanometrics, Inc.(a)	1,359	50,990
NIC, Inc.	7,986	118,193
PC Connection, Inc.	3,214	124,992
Perficient, Inc.(a)	5,084	135,489
Photronics, Inc.(a)	7,725	76,091
Presidio, Inc.	6,390	97,448
Progress Software Corp.	1,975	69,698
Rogers Corp.(a)	682	100,472
ScanSource, Inc.(a)	2,469	98,513
Tech Data Corp.(a)	1,057	75,649
The Hackett Group, Inc.	7,268	146,450
TTM Technologies, Inc.(a)	4,889	77,784
Ultra Clean Holdings, Inc.(a)	4,061	50,966
		3,708,789
Materials (3.4%):
Advansix, Inc.(a)	2,441	82,872
American Vanguard Corp.	3,928	70,704
Boise Cascade Co.	2,981	109,700
Carpenter Technology Corp.	1,727	101,807
Chase Corp.	950	114,143
Clearwater Paper Corp.(a)	1,778	52,807
Greif, Inc., Class A	1,937	103,939
Minerals Technologies, Inc.	2,223	150,275
Myers Industries, Inc.	3,562	82,817
Olympic Steel, Inc.	3,568	74,464
Rayonier Advanced Materials, Inc.	4,042	74,494

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Schnitzer Steel Industries, Inc.	3,102	$83,909
Stepan Co.	1,219	106,065
SunCoke Energy, Inc.(a)	8,384	97,422
Warrior Met Coal, Inc.	2,356	63,706
Worthington Industries, Inc.	2,401	104,108
		1,473,232
Real Estate (1.3%):
Four Corners Property Trust, Inc.	7,960	204,492
HFF, Inc., Class A	1,685	71,579
Marcus & Millichap, Inc.(a)	4,179	145,053
The RMR Group, Inc.	1,306	121,197
		542,321
Utilities (2.8%):
American States Water Co.	2,630	160,798
Chesapeake Utilities Corp.	1,936	162,430
MGE Energy, Inc.	2,974	189,890
Middlesex Water Co.	2,785	134,850
Otter Tail Corp.	4,033	193,181
SJW Corp.	1,918	117,286
Unitil Corp.	3,923	199,681
		1,158,116
Total Common Stocks (Cost $40,427,127)		41,974,007

Rights (0.0%)(c)
Materials (0.0%):(c)
Schulman, Inc.(a)(d)(e)	1,471	2,942
Total Right (Cost $2,942)		2,942

Collateral for Securities Loaned (5.9%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18%(f)	437,834	437,834
Fidelity Investments Money Market Government Portfolio, Class I, 2.00%(f)	687,507	687,507
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18%(f)	218,942	218,942
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23%(f)	136,815	136,815
JPMorgan Prime Money Market Fund, Capital Class, 2.18%(f)	738,797	738,797
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class , 2.23%(f)	273,631	273,631
Total Collateral for Securities Loaned (Cost $2,493,526)		2,493,526
Total Investments (Cost $42,923,595) — 105.6%		44,470,475
Liabilities in excess of other assets — (5.6)%		(2,353,377)
NET ASSETS - 100.00%		$42,117,098

(a)                     Non-income producing security.

(b)                     All or a portion of this security is on loan.

(c)                      Amount represents less than 0.05% of net assets.

See notes to schedules of portfolio investments.

(d)                     The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.  As of September 30, 2018, illiquid securities were less than 0.05% of the Fund’s net assets.

(e)                      Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of the Fund’s net assets as of September 30, 2018. This security is classified as Level 2 within the fair value hierarchy. See Note 2 for additional information.

(f)                       Rate disclosed is the daily yield on September 30, 2018.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Futures	2	12/21/18	$170,543	$170,080	$(463)

	Total unrealized appreciation				$—
	Total unrealized depreciation				(463)
	Total net unrealized appreciation(depreciation)				$(463)

See notes to schedules of portfolio investments.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares International Volatility Wtd ETF	September 30, 2018
(Unaudited)

Security Description	Shares	Value
Common Stocks (95.6%)
Australia (5.1%):
Communication Services (0.2%):
Telstra Corp. Ltd.	14,395	$33,186

Consumer Discretionary (0.1%):
Aristocrat Leisure Ltd.	1,463	30,070

Consumer Staples (0.7%):
Treasury Wine Estates Ltd.	2,211	27,947
Wesfarmers Ltd.	1,506	54,256
Woolworths Ltd.	3,489	70,804
		153,007
Energy (0.5%):
Oil Search Ltd.	6,784	44,272
Santos Ltd.	4,732	24,828
Woodside Petroleum Ltd.	1,772	49,407
		118,507
Financials (2.0%):
Asx Ltd.	1,290	59,349
Australia & New Zealand Banking Group Ltd.	2,683	54,641
Commonwealth Bank of Australia	1,023	52,795
Insurance Australia Group Ltd.	8,402	44,448
Macquarie Group Ltd.	547	49,826
National Australia Bank Ltd.	3,177	63,852
Suncorp Group Ltd.	5,523	57,717
Westpac Banking Corp.	2,619	52,865
		435,493
Health Care (0.4%):
Cochlear Ltd.	261	37,845
CSL Ltd.	274	39,824
		77,669
Industrials (0.3%):
Brambles Ltd.	5,827	45,902
Cimic Group Ltd.	782	29,026
		74,928
Materials (0.7%):
BHP Billiton Ltd.	1,684	42,146
Newcrest Mining Ltd.	2,781	39,011
RIO Tinto Ltd.	752	42,804
South32 Ltd.	10,283	29,131
		153,092
Utilities (0.2%):
AGL Energy Ltd.	2,690	37,909
		1,113,861
Austria (0.6%):
Energy (0.2%):
OMV AG	580	32,582

Financials (0.2%):
Erste Group Bank AG	1,051	43,655

Utilities (0.2%):
Verbund AG, Class A	972	47,867
		124,104

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Belgium (1.8%):
Consumer Staples (0.4%):
Anheuser-Busch InBev SA/NV	491	$42,876
Colruyt SA	857	48,501
		91,377
Financials (0.8%):
Ageas	1,020	54,837
Groupe Bruxelles Lambert SA	609	63,841
KBC Groep NV	661	49,187
		167,865
Health Care (0.2%):
UCB SA	520	46,724

Materials (0.4%):
Solvay SA	341	45,722
Umicore SA	570	31,875
		77,597
		383,563
Bermuda (0.5%):
Industrials (0.2%):
Jardine Matheson Holdings Ltd.	900	56,475

Real Estate (0.3%):
Hongkong Land Holdings Ltd.	8,700	57,594
		114,069
Canada (10.8%):
Communication Services (1.1%):
BCE, Inc.	2,152	87,197
Rogers Communications, Inc.	1,149	59,100
TELUS Corp.	2,592	95,552
		241,849
Consumer Discretionary (0.5%):
Dollarama, Inc.	1,091	34,373
Magna International, Inc.	570	29,945
Restaurant Brands International, Inc.	805	47,671
		111,989
Consumer Staples (1.0%):
Alimentation Couche-Tard, Inc., Class B	778	38,921
George Weston Ltd.	802	60,714
Loblaw Cos. Ltd.	1,210	62,172
Saputo, Inc.	1,503	44,712
		206,519
Energy (1.0%):
Canadian Natural Resources Ltd.	990	32,348
Enbridge, Inc.	982	31,692
Husky Energy, Inc.	1,886	33,120
Pembina Pipeline Corp.	1,401	47,611
Suncor Energy, Inc.	1,002	38,777
TransCanada Corp.	1,068	43,216
		226,764
Financials (4.7%):
Bank of Montreal	1,306	107,736
Brookfield Asset Management, Inc.	1,237	55,064

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Canadian Imperial Bank of Commerce (a)	1,070	$100,273
Fairfax Financial Holdings Ltd.	76	41,295
Great-West Lifeco, Inc.	3,596	87,262
Intact Financial Corp.	736	61,205
National Bank of Canada	1,723	86,063
Power Corp. of Canada	3,275	71,155
Power Financial Corp.	3,309	75,814
Royal Bank of Canada	1,095	87,786
Sun Life Financial, Inc.	1,701	67,632
The Bank of Nova Scotia	1,392	82,981
The Toronto-Dominion Bank	1,606	97,603
		1,021,869
Industrials (0.8%):
Canadian National Railway Co.	601	53,934
Canadian Pacific Railway Ltd.	247	52,256
Waste Connections, Inc.	778	62,023
		168,213
Information Technology (0.7%):
CGI Group, Inc. (b)	1,019	65,708
Constellation Software, Inc.	44	32,361
Open Text Corp.	1,164	44,298
		142,367
Materials (0.3%):
Franco-Nevada Corp.	683	42,730
Teck Resources Ltd., Class B	1,157	27,888
		70,618
Utilities (0.7%):
Fortis, Inc.	2,491	80,777
Hydro One Ltd. (c)	5,114	77,769
		158,546
		2,348,734
China (0.1%):
Consumer Staples (0.1%):
Sun Art Retail Group Ltd.	21,500	27,960

Denmark (1.7%):
Financials (0.2%):
Danske Bank A/S	1,314	34,518

Health Care (0.7%):
Ambu A/S	450	10,812
Coloplast A/S	428	43,774
H. Lundbeck A/S	470	29,033
Novo Nordisk A/S, Class B	825	38,848
William Demant Holding A/S (b)	675	25,374
		147,841
Industrials (0.4%):
DSV A/S	430	39,104
Rockwool International A/S - B Shs	65	27,834
Vestas Wind Systems A/S	479	32,401
		99,339
Materials (0.4%):
Christian Hansen Holding A/S	401	40,713

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Novozymes A/S, B Shares	900	$49,415
		90,128
		371,826
Finland (1.2%):
Energy (0.1%):
Neste Oyj	286	23,640

Financials (0.3%):
Sampo Oyj, Class A	1,134	58,714

Industrials (0.3%):
Kone Oyj, Class B	768	41,030
Wartsila Oyj ABP, Class B	1,679	32,727
		73,757
Materials (0.3%):
Stora ENSO Oyj, R Shares	1,547	29,588
UPM-Kymmene Oyj	988	38,767
		68,355
Utilities (0.2%):
Fortum Oyj	1,660	41,606
		266,072
France (11.1%):
Communication Services (0.6%):
Orange SA	3,434	54,755
Publicis Groupe SA	540	32,272
Vivendi Universal SA	1,551	39,918
		126,945
Consumer Discretionary (1.8%):
Accor SA	964	49,487
Cie Generale des Etablissements Michelin	343	40,993
Hermes International	80	52,993
Kering	58	31,087
LVMH Moet Hennessy Louis Vuitton SA	112	39,604
Psa Peugeot Citroen	1,064	28,694
Renault SA	420	36,325
Seb SA	219	37,271
Sodexo SA	291	30,857
Valeo SA	792	34,387
		381,698
Consumer Staples (0.8%):
Danone SA	721	55,828
L’Oreal SA	223	53,770
Pernod Ricard SA	451	73,980
		183,578
Energy (0.2%):
Total SA	778	50,434

Financials (1.4%):
AXA SA	1,607	43,188
BNP Paribas SA	792	48,463
CNP Assurances	2,349	56,612
Credit Agricole SA	3,891	55,948
Natixis SA	5,512	37,395

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Societe Generale SA	1,210	$51,932
		293,538
Health Care (1.1%):
BioMerieux	416	34,675
Essilor International SA	430	63,621
Ipsen SA	278	46,731
Sanofi	670	59,549
Sartorius Stedim Biotech	310	42,646
		247,222
Industrials (3.4%):
Aeroports de Paris	198	44,570
Airbus Group SE	306	38,429
Alstom SA	1,444	64,522
Bollore SA	8,881	38,353
Bouygues	1,081	46,721
Bureau Veritas SA	2,166	55,898
Compagnie de Saint-Gobain	1,104	47,606
Edenred	850	32,396
Eiffage SA	614	68,542
Legrand SA	835	60,856
Safran SA	335	46,940
Schneider Electric SA	532	42,800
Teleperformance	262	49,425
Thales SA	377	53,548
Vinci SA	579	55,131
		745,737
Information Technology (0.5%):
Atos SE	262	31,176
Cap Gemini SA	361	45,429
Dassault Systemes SA	279	41,701
		118,306
Materials (0.5%):
Air Liquide SA	424	55,769
Arkema SA	366	45,335
		101,104
Utilities (0.8%):
Electricite de France SA	2,416	42,422
Gdf Suez (a)	3,097	45,534
Suez Environnement Co.	2,411	34,259
Veolia Environnement SA	2,288	45,659
		167,874
		2,416,436
Germany (5.1%):
Communication Services (0.4%):
Deutsche Telekom AG, Registered Shares	3,316	53,451
United Internet AG, Registered Shares	619	29,283
		82,734
Consumer Discretionary (0.5%):
Bayerische Motoren Werke AG	460	41,498
Continental AG	166	28,897
Daimler AG, Registered Shares	604	38,109
		108,504

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Consumer Staples (0.2%):
Beiersdorf AG	448	$50,542

Financials (0.6%):
Commerzbank AG (b)	2,920	30,424
Deutsche Boerse AG	352	47,156
Hannover Rueck SE	383	54,111
		131,691
Health Care (0.7%):
Bayer AG	349	30,998
Fresenius Medical Care AG & Co. KGaA	394	40,516
Fresenius SE & Co. KGaA	478	35,093
Merck KGaA	367	37,918
		144,525
Industrials (1.1%):
Brenntag AG	800	49,371
Deutsche Post AG	998	35,580
Hochtief AG	252	41,775
MTU Aero Engines Holding AG	181	40,785
Rational AG	47	34,047
Siemens AG	344	44,064
		245,622
Information Technology (0.5%):
Infineon Technologies AG	1,252	28,444
SAP SE	384	47,253
Wirecard AG	114	24,709
		100,406
Materials (0.6%):
BASF SE	493	43,811
Evonik Industries AG	1,227	43,944
Symrise AG	440	40,159
		127,914
Real Estate (0.5%):
Deutsche Wohnen AG	1,245	59,721
Vonovia SE	992	48,460
		108,181
		1,100,119
Hong Kong (4.6%):
Consumer Discretionary (0.2%):
Galaxy Entertainment Group Ltd.	4,000	25,371
Techtronic Industries Co. Ltd.	4,000	25,550
		50,921
Consumer Staples (0.1%):
WH Group Ltd. (c)	28,500	20,061

Financials (0.8%):
AIA Group Ltd.	4,000	35,718
Hang Seng Bank	1,800	48,887
Hong Kong Exchanges and Clearing Ltd.	1,500	42,923
The Bank of East Asia Ltd.	11,400	42,525
		170,053

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Health Care (0.0%):(d)
Sino Biopharmaceutical Ltd.	15,000	$13,988

Industrials (0.5%):
CK Hutchison Holdings Ltd.	4,500	51,853
MTR Corp. Ltd.	10,000	52,632
		104,485
Real Estate (1.8%):
CK Asset Holdings Ltd.	7,500	56,289
Henderson Land Development Co. Ltd.	11,128	55,939
New World Development Co. Ltd.	34,000	46,388
Shimao Property Holdings Ltd.	6,500	16,209
Sino Land Co. Ltd.	20,000	34,288
Sun Hung KAI Properties Ltd.	3,500	50,971
Swire Pacific Ltd., Class A	4,000	43,818
Wharf Real Estate Investment	5,000	32,256
Wheelock & Co. Ltd.	8,000	47,982
		384,140
Utilities (1.2%):
China Gas Holdings Ltd.	7,000	19,807
CK Infrastructure Holdings Ltd.	9,000	71,284
CLP Holdings Ltd.	4,500	52,687
Hong Kong & China Gas Co. Ltd.	33,394	66,294
Power Assets Holdings Ltd.	7,500	52,217
		262,289
		1,005,937
Ireland (1.4%):
Communication Services (0.1%):
WPP PLC	1,697	24,869

Consumer Staples (0.2%):
Kerry Group PLC	400	44,230

Financials (0.2%):
Bank of Ireland Group PLC	4,499	34,445

Industrials (0.6%):
Experian PLC	2,127	54,621
Kingspan Group PLC	787	36,691
Ryanair Holdings PLC, ADR (b)	318	30,541
		121,853
Materials (0.3%):
CRH PLC	1,300	42,528
Smurfit Kappa Group PLC	596	23,566
		66,094
		291,491
Israel (0.4%):
Financials (0.4%):
Bank Hapoalim BM	6,325	46,381
Bank Leumi Le-Israel B.M.	7,114	46,978
		93,359
Italy (1.9%):
Communication Services (0.1%):
Telecom Italia SpA (b)	46,527	28,249

Consumer Discretionary (0.2%):
Moncler SpA	699	30,106

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Consumer Staples (0.2%):
Davide Campari - Milano SpA	5,416	$46,118

Energy (0.4%):
Eni SpA	2,433	45,988
Snam SpA	10,271	42,794
		88,782
Financials (0.5%):
Assicurazioni Generali SpA	2,810	48,541
Intesa Sanpaolo SpA	12,466	31,852
UniCredit SpA	1,972	29,678
		110,071
Industrials (0.1%):
Atlantia SpA	1,023	21,223

Utilities (0.4%):
Enel SpA	8,798	45,062
Terna Rete Elettrica Nazionale SpA	8,083	43,174
		88,236
		412,785
Japan (20.2%):
Communication Services (1.2%):
KDDI Corp.	1,800	49,738
Nintendo Co. Ltd.	100	36,496
Nippon Telegraph & Telephone Corp.	1,100	49,694
NTT DOCOMO, Inc.	2,200	59,164
SoftBank Group Corp.	300	30,290
Yahoo Japan Corp.	7,300	26,282
		251,664
Consumer Discretionary (3.6%):
Aisin Seiki Co. Ltd.	700	34,076
Bridgestone Corp.	1,200	45,349
Denso Corp.	800	42,246
Fuji Heavy Industries Ltd.	1,700	52,077
Honda Motor Co. Ltd.	1,300	39,355
Isuzu Motors Ltd.	2,400	37,838
Koito Manufacturing Co. Ltd.	500	32,835
Mitsubishi Motors Corp.	4,000	28,239
Nissan Motor Co. Ltd. (a)	6,000	56,171
Nitori Holdings Co. Ltd.	200	28,688
Oriental Land Co. Ltd.	400	41,831
Panasonic Corp.	3,200	37,282
Rakuten, Inc.	3,800	29,129
Sekisui House Ltd.	2,800	42,702
Sharp Corp./Japan	900	18,293
Shimano, Inc.	300	48,354
Sumitomo Electric Industries Ltd.	2,500	39,217
Suzuki Motor Corp.	500	28,644
Toyota Industries Corp.	600	35,493
Toyota Motor Corp.	700	43,719
Zozo, Inc.	600	18,169
		779,707
Consumer Staples (1.6%):
Asahi Group Holdings Ltd.	800	34,683

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Japan Tobacco, Inc.	1,600	$41,775
Kao Corp.	500	40,378
Kikkoman Corp.	700	41,655
Kose Corp.	100	19,058
MEIJI Holdings Co. Ltd.	500	33,583
Seven & i Holdings Co. Ltd.	1,400	62,359
Uni-Charm Corp.	1,100	36,389
Yakult Honsha Co. Ltd.	400	32,782
		342,662
Energy (0.2%):
Idemitsu Kosan Co. Ltd.	400	21,162
JXTG Holdings, Inc.	4,100	30,977
		52,139
Financials (2.8%):
Daiwa Securities Group, Inc.	8,800	53,544
Japan Post Bank Co. Ltd.	4,700	55,564
Japan Post Holdings Co. Ltd.	5,900	70,218
Mitsubishi UFJ Financial Group, Inc.	6,900	43,070
Mizuho Financial Group, Inc.	39,900	69,614
Nomura Holdings, Inc.	11,500	54,939
ORIX Corp.	2,700	43,780
Resona Holdings, Inc.	6,500	36,523
Sumitomo Mitsui Financial Group, Inc.	1,300	52,481
Sumitomo Mitsui Trust Holdings, Inc.	1,200	49,394
T&D Holdings, Inc.	2,300	37,962
The Dai-ichi Life Insurance Co. Ltd.	1,900	39,564
		606,653
Health Care (1.6%):
Astellas Pharma, Inc.	2,800	48,852
Chugai Pharmaceutical Co. Ltd.	600	38,556
Eisai Co. Ltd.	200	19,472
Hoya Corp.	600	35,652
M3, Inc.	1,200	27,232
ONO Pharmaceutical Co. Ltd.	1,000	28,301
Otsuka Holdings Co. Ltd.	800	40,331
Shionogi & Co. Ltd.	800	52,282
Sysmex Corp.	300	25,828
Taisho Pharmaceutical Holdings	300	36,681
		353,187
Industrials (4.6%):
Central Japan Railway Co.	200	41,655
Daikin Industries Ltd.	300	39,943
East Japan Railway Co.	600	55,748
FANUC Corp.	200	37,711
ITOCHU Corp.	2,500	45,775
Japan Airlines Co. Ltd.	1,400	50,331
Komatsu Ltd.	1,000	30,422
Kubota Corp.	2,300	39,096
Makita Corp.	700	35,062
Marubeni Corp.	5,200	47,606
Mitsubishi Corp.	1,600	49,310
Mitsubishi Electric Corp.	2,600	35,624
Mitsubishi Heavy Industries Ltd.	1,400	54,065
Mitsui & Co. Ltd.	2,800	49,801

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Nidec Corp.	300	$43,165
Recruit Holdings Co. Ltd.	1,000	33,380
Secom Co. Ltd.	700	57,072
SMC Corp.	100	32,007
Sumitomo Corp.	2,800	46,695
Taisei Corp.	700	31,919
Tokyu Corp.	2,900	53,048
Toyota Tsusho Corp.	1,000	37,764
West Japan Railway Co.	700	48,809
		996,008
Information Technology (2.0%):
Canon, Inc.	1,900	60,379
FUJIFILM Holdings Corp.	1,100	49,529
Fujitsu Ltd.	600	42,761
Hitachi Ltd.	1,200	40,775
Keyence Corp.	100	58,081
Murata Manufacturing Co. Ltd.	200	30,748
Nomura Research Institute Ltd.	626	31,631
NTT Data Corp.	2,500	34,617
Oracle Corp. Japan	300	24,190
ROHM Co. Ltd.	300	21,866
TDK Corp.	200	21,813
Tokyo Electron Ltd.	200	27,482
		443,872
Materials (1.4%):
Asahi Kasei Corp.	2,700	40,952
JFE Holdings, Inc.	1,500	34,423
Mitsubishi Chem Holdings	4,200	40,207
Nippon Paint Co. Ltd.	600	22,394
Nippon Steel & Sumitomo Metal	2,100	44,431
Nitto Denko Corp.	400	29,986
Shin-Etsu Chemical Co. Ltd.	400	35,440
Toray Industries, Inc.	6,200	46,582
		294,415
Real Estate (0.8%):
Daito Trust Construction Co. Ltd.	200	25,731
Daiwa House Industry Co. Ltd.	1,300	38,542
Mitsubishi Estate Co. Ltd.	2,300	39,116
Mitsui Fudosan Co. Ltd.	1,600	37,873
Sumitomo Realty & Development	1,000	35,916
		177,178
Utilities (0.4%):
Kansai Electric Power Co.	2,300	34,682
Tokyo Gas Co. Ltd.	1,900	46,706
		81,388
		4,378,873
Luxembourg (0.4%):
Energy (0.1%):
Tenaris SA	1,694	28,378

Health Care (0.2%):
Eurofins Scientific	50	28,384

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Arcelormittal	877	$27,285
		84,047
Macau (0.2%):
Consumer Discretionary (0.2%):
Sands China Ltd.	6,000	27,172
Wynn Macau Ltd.	7,600	17,476
		44,648
Netherlands (3.0%):
Communication Services (0.2%):
Koninklijke KPN NV	17,455	46,039

Consumer Staples (0.7%):
Heineken Holding A	555	50,256
Heineken NV	548	51,377
Koninklijke Ahold Delhaize NV	2,342	53,697
		155,330
Financials (0.8%):
ABN AMRO Group NV (c)	1,426	38,820
Aegon NV	6,441	41,783
ING Groep NV	3,410	44,274
NN Group NV	1,141	50,904
		175,781
Health Care (0.2%):
Koninklijke Philips NV	984	44,819

Industrials (0.4%):
Randstad Holding NV	689	36,778
Wolters Kluwer NV	881	54,901
		91,679
Information Technology (0.2%):
ASML Holding NV	157	29,326

Materials (0.5%):
AkzoNobel NV	583	54,510
Koninklijke DSM NV	428	45,334
		99,844
		642,818
Norway (0.9%):
Communication Services (0.2%):
Telenor ASA	2,339	45,741

Consumer Staples (0.2%):
Marine Harvest ASA	1,895	43,917

Energy (0.2%):
Aker BP ASA	794	33,709

Financials (0.2%):
DNB ASA	1,948	41,003

Materials (0.1%):
Norsk Hydro ASA	5,365	32,220
		196,590
Portugal (0.4%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA	2,223	32,736

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Energy (0.2%):
Galp Energia SGPS SA	2,164	$42,933
		75,669
Russian Federation (0.1%):
Materials (0.1%):
Evraz PLC	2,832	20,911

Singapore (1.6%):
Communication Services (0.2%):
Singapore Telecommunications Ltd.	20,000	47,414

Consumer Discretionary (0.3%):
Genting Singapore Ltd.	37,000	28,697
Jardine Cycle & Carriage Ltd.	1,700	39,791
		68,488
Consumer Staples (0.3%):
Wilmar International Ltd.	23,300	54,896

Financials (0.6%):
DBS Group Holdings Ltd.	2,300	43,906
Oversea-Chinese Banking Corp. Ltd.	5,200	43,527
United Overseas Bank Ltd.	2,200	43,591
		131,024
Real Estate (0.2%):
CapitaLand Ltd.	18,700	46,110
		347,932
Spain (2.9%):
Communication Services (0.2%):
Telefonica SA	6,739	53,339

Consumer Discretionary (0.2%):
Industria de Diseno Textil SA	1,370	41,526

Energy (0.2%):
Repsol SA	2,321	46,250

Financials (0.7%):
Banco Bilbao Vizcaya Argentaria SA	5,935	37,826
Banco Santander SA	7,966	40,094
Bankia SA	9,519	37,318
CaixaBank SA	7,740	35,384
		150,622
Health Care (0.2%):
Grifols SA	1,361	38,331

Industrials (0.5%):
Aena SA (c)	279	48,422
Ferrovial SA	2,398	49,747
		98,169
Information Technology (0.2%):
Amadeus IT Holding SA	522	48,491

Utilities (0.7%):
Endesa SA	2,497	53,946
Iberdrola SA	7,031	51,733
Red Electrica Corp. SA	2,510	52,566
		158,245
		634,973

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Sweden (2.7%):
Communication Services (0.2%):
TeliaSonera AB	9,198	$42,263

Consumer Discretionary (0.2%):
Hennes & Mauritz AB, B Shares (a)	2,129	39,360

Consumer Staples (0.4%):
Essity AB, Class B	1,691	42,523
Swedish Match AB	792	40,563
		83,086
Financials (0.8%):
Nordea Bank AB	3,885	42,357
Skandinaviska Enskilda Banken AB, Class A	3,986	44,527
Svenska Handelsbanken AB	3,213	40,597
Swedbank AB, A Shares	2,120	52,571
		180,052
Health Care (0.1%):
Swedish Orphan Biovitrum AB (b)	847	24,789

Industrials (0.8%):
Alfa Laval AB	1,378	37,382
Atlas Copco AB, A Shares	1,200	34,606
Sandvik AB	2,048	36,366
SKF AB, B Shares	1,747	34,482
Volvo AB, Class B	2,176	38,480
		181,316
Information Technology (0.2%):
Hexagon AB, B Shares	733	42,987
		593,853
Switzerland (6.4%):
Communication Services (0.2%):
Swisscom AG	117	53,121

Consumer Discretionary (0.4%):
CIE Financiere Richemont SA	501	40,856
The Swatch Group AG, B shares	90	35,808
		76,664
Consumer Staples (1.0%):
Barry Callebaut AG	23	43,609
Chocoladefabriken Lindt & Spruengli AG	8	56,106
Coca-Cola HBC AG	1,348	45,903
Nestle SA, Registered Shares	808	67,391
		213,009
Financials (1.0%):
Julius Baer Group Ltd.	812	40,649
Partners Group Holding AG	76	60,312
Swiss Life Holding AG	152	57,639
Zurich Insurance Group AG	182	57,550
		216,150
Health Care (1.2%):
Lonza Group AG, Registered Shares	120	40,979
Novartis AG	591	50,846
Roche Holding AG	231	55,984
Sonova Holding AG, Registered Shares	221	43,997

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Straumann Holding AG	45	$33,853
Vifor Pharma AG	172	29,833
		255,492
Industrials (1.6%):
ABB Ltd.	1,714	40,517
Adecco SA, Registered Shares	648	34,045
Ferguson PLC	606	51,452
Geberit AG	130	60,322
Kuehne + Nagel International AG	371	58,808
Schindler Holding AG	217	54,106
SGS SA	21	55,315
		354,565
Information Technology (0.2%):
Stmicroelectronics NV	1,197	21,782
Temenos AG	190	30,834
		52,616
Materials (0.8%):
EMS-Chemie Holding AG	80	47,706
Givaudan SA, Registered Shares	23	56,574
Glencore PLC	5,793	25,041
Sika AG, Registered Shares	251	36,563
		165,884
		1,387,501
United Arab Emirates (0.1%):
Health Care (0.1%):
NMC Health PLC	655	28,971

United Kingdom (10.2%):
Communication Services (0.8%):
BT Group PLC	12,626	37,072
Informa PLC	5,435	53,986
Pearson PLC	3,774	43,773
Vodafone Group PLC	19,986	42,845
		177,676
Consumer Discretionary (1.2%):
Burberry Group PLC	1,258	33,035
Compass Group PLC	2,314	51,446
InterContinental Hotels Group PLC	793	49,398
Next PLC	496	35,513
Persimmon PLC	1,550	47,772
Whitbread PLC	532	32,703
		249,867
Consumer Staples (1.9%):
Associated British Foods PLC	1,473	43,959
British American Tobacco PLC	735	34,334
Diageo PLC	1,716	60,805
Imperial Tobacco Group PLC	1,147	39,925
Reckitt Benckiser Group PLC	475	43,431
Sainsbury (J) PLC	7,431	31,163
Tesco PLC	14,383	44,948
Unilever NV	1,054	58,690
Unilever PLC	987	54,229
		411,484

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Energy (0.4%):
BP PLC	5,534	$42,500
Royal Dutch Shell PLC, Class A	1,328	45,629
		88,129
Financials (2.1%):
3I Group PLC	4,005	49,124
Aviva PLC	8,592	54,810
Hargreaves Lansdown PLC	1,483	43,195
Legal & General Group PLC	15,935	54,450
Lloyds Banking Group PLC	88,610	68,443
London Stock Exchange Group PLC	848	50,681
Prudential PLC	1,810	41,503
Schroders PLC	1,234	49,772
Standard Life PLC	10,594	42,233
		454,211
Health Care (0.5%):
AstraZeneca PLC	705	54,786
Smith & Nephew PLC	2,783	50,757
		105,543
Industrials (1.4%):
Ashtead Group PLC	1,177	37,381
BAE Systems PLC	6,813	55,918
Bunzl PLC	1,944	61,132
International Consolidated Airlines Group SA	4,418	38,011
Intertek Group PLC	589	38,318
Melrose Industries PLC	7,829	20,395
RELX PLC	2,867	60,378
		311,533
Materials (1.3%):
Anglo American PLC	1,179	26,473
Antofagasta PLC	2,702	30,107
BHP Billiton PLC	1,372	29,881
Croda International PLC	723	49,014
DS Smith PLC	5,783	36,047
Johnson Matthey PLC	852	39,550
Mondi PLC	1,228	33,671
Rio Tinto PLC	669	33,827
		278,570
Utilities (0.6%):
Centrica PLC	22,094	44,600
National Grid PLC	4,361	44,977
SSE PLC	3,113	46,492
		136,069
		2,213,082
United States (0.2%):
Consumer Discretionary (0.2%):
Carnival PLC	577	35,823
Total Common Stocks (Cost $19,755,472)		20,756,007

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Exchange Traded Funds (3.5%)
United States (3.5%):
iShares MSCI South Korea ETF	11,154	$761,483
Total Exchange Traded Funds (Cost $754,845)		761,483

Collateral for Securities Loaned (0.5%)
United States (0.5%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18% (e)	21,013	21,013
Fidelity Investments Money Market Government Portfolio, Class I, 2.00% (e)	32,996	32,996
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18% (e)	10,508	10,508
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23% (e)	6,566	6,566
JPMorgan Prime Money Market Fund, Capital Class, 2.18% (e)	35,457	35,457
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23% (e)	13,132	13,132
Total Collateral for Securities Loaned (Cost $119,672)		119,672
Total Investments (Cost $20,629,989) — 99.6%		21,637,162
Other assets in excess of liabilities — 0.4%		81,867
NET ASSETS - 100.00%		$21,719,029

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2018, the fair value of these securities was $185,072 and amounted to 0.9% of net assets.

(d)	Amount represents less than 0.05% of net assets.
(e)	Rate disclosed is the daily yield on September 30, 2018.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index Futures	1	12/21/18	$96,014	$98,775	$2,761

	Total unrealized appreciation				$2,761
	Total unrealized depreciation				—
	Total net unrealized appreciation(depreciation)				$2,761

See notes to schedules of portfolio investments.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares Emerging Market Volatility Wtd ETF	September 30, 2018
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.8%)
Brazil (4.3%):
Communication Services (0.2%):
TIM Participacoes SA	11,200	$32,534

Consumer Discretionary (0.4%):
Kroton Educacional S.A.	7,900	22,303
Lojas Renner SA	4,620	35,467
Magazine Luiza SA	700	21,233
		79,003
Consumer Staples (0.9%):
Ambev SA	11,300	51,322
M Dias Branco SA	2,600	25,362
Natura Cosmeticos SA	3,600	25,301
Raia Drogasil SA	1,600	28,698
Sao Martinho SA	9,300	42,192
		172,875
Energy (0.1%):
Ultrapar Participacoes SA	2,500	23,111

Financials (0.5%):
B3 SA- Brasil Bolsa Balcao	5,558	32,207
Banco do Brasil SA	3,500	25,526
BB Seguridade Participacoes SA	6,600	39,390
		97,123
Health Care (0.5%):
Fleury SA	5,000	26,374
Hypermarcas S.A.	5,100	36,020
Odontoprev SA	10,400	32,992
		95,386
Industrials (0.5%):
CCR SA	13,200	27,655
Localiza Rent a Car SA	4,660	26,254
WEG SA	7,420	36,290
		90,199
Information Technology (0.1%):
Cielo SA	7,192	21,818

Materials (0.3%):
Cia Siderurgica Nacional SA	9,400	21,742
Vale SA	2,600	38,516
		60,258
Utilities (0.8%):
Cia de Saneamento Basico do Estado de Sao Paulo	5,100	29,794
EDP - Energias do Brasil SA	8,200	25,972
Engie Brasil Energia SA	5,100	44,810
Equatorial Energia SA - ORD	3,100	44,111
		144,687
		816,994
Cayman Islands (0.1%):
Consumer Discretionary (0.1%):
Nexteer Automotive Group Ltd.	11,000	17,425

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Chile (4.3%):
Consumer Discretionary (0.4%):
SACI Falabella	8,871	$72,237

Consumer Staples (0.3%):
Cencosud SA	21,698	51,608

Energy (0.4%):
Empresas COPEC SA	4,864	75,177

Financials (1.7%):
Banco de Chile	654,491	99,713
Banco de Credito e Inversiones	861	58,261
Banco Santander Chile	971,774	77,787
Sociedad Matriz del Banco de Chile SA, Class B	183,158	89,909
		325,670
Materials (0.3%):
Empresas Cmpc SA	14,560	58,790

Utilities (1.2%):
AES Gener SA	180,351	52,109
Aguas Andinas SA	131,058	72,571
Colbun SA	217,385	46,949
Enersis SA	398,188	61,361
		232,990
		816,472
China (16.1%):
Communication Services (0.6%):
China Communications Services Corp. Ltd.	34,000	31,316
China Telecom Corp. Ltd.	110,000	54,663
Tencent Holdings Ltd.	800	33,031
		119,010
Consumer Discretionary (1.4%):
ANTA Sports Products Ltd.	4,000	19,188
Baic Motor Corp. Ltd. (a)	24,000	19,224
Brilliance China Automotive Holdings Ltd.	12,000	19,407
Byd Co. Ltd.	4,500	32,307
BYD Co. Ltd. (b)	—	—	(c)
Dongfeng Motor Group Co. Ltd.	30,000	30,889
Fuyao Glass Industry Group Co. Ltd. (a)	8,000	29,075
Great Wall Motor Co. Ltd.	51,000	32,511
Guangzhou Automobile Group Co. Ltd.	22,800	25,253
Minth Group Ltd.	4,000	16,505
Shenzhou International Group Holdings Ltd.	2,000	25,652
Zhongsheng Group Holdings Ltd.	10,000	24,349
		274,360
Consumer Staples (0.6%):
China Mengniu Dairy Co. Ltd.	9,000	29,950
China Resources Beer Holdings Co. Ltd.	6,000	24,106
Uni-President China Holdings Ltd.	24,000	25,601
Want Want China Holdings Ltd. (b)	36,000	30,307
		109,964
Energy (0.6%):
China Petroleum & Chemical Corp.	34,000	34,052
China Shenhua Energy Co. Ltd.	13,000	29,694
PetroChina Co. Ltd.	44,000	35,637
Yanzhou Coal Mining Co. Ltd.	16,000	18,539
		117,922

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Financials (5.3%):
Agricultural Bank of China Ltd.	83,000	$40,716
Bank of China Ltd.	126,000	56,015
Bank of Communications Co. Ltd., Class H	72,000	53,992
China Cinda Asset Management Co.	149,000	37,688
China CITIC Bank Corp. Ltd.	63,000	40,321
China Construction Bank Corp.	52,000	45,437
China Everbright Bank Co. Ltd.	110,000	48,762
China Galaxy Securities Co. Ltd.	73,500	34,272
China Huarong Asset Management Co. Ltd., Class H (a)	133,000	24,466
China International Capital Corp. Ltd., Class H (a)(b)	14,800	27,339
China Life Insurance Co. Ltd.	25,000	56,784
China Merchants Bank	9,000	36,562
China Pacific Insurance Group Co. Ltd.	10,400	40,123
China Reinsurance Group Corp.	221,000	43,760
Chongqing Rural Commercial Bank Co. Ltd.	66,000	36,086
Citic Securities Co. Ltd.	18,500	32,898
Gf Securities Co. Ltd.	31,200	40,017
Haitong Securities Co. Ltd.	40,000	36,383
Huatai Securities Co. Ltd. (a)(d)	22,600	32,393
Industrial & Commercial Bank of China Ltd.	63,000	46,035
New China Life Insurance Co. Ltd., Class H	5,800	27,822
People’s Insurance Co. Group of China Ltd.	80,000	35,974
Picc Property & Casualty Co. Ltd.	31,000	36,592
Ping An Insurance Group Co. of China Ltd.	4,500	45,702
Postal Savings Bank of China Co. Ltd. (a)	62,000	39,048
		995,187
Health Care (0.9%):
3SBio, Inc. (a)	11,000	18,493
China Resources Pharmaceutical Group Ltd. (a)	19,000	30,146
Guangzhou Baiyunshan Pharmaceutical Holdings Co.	4,000	14,257
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	24,000	23,700
Shanghai Fosun Pharmaceutical Group Co. Ltd.	5,500	21,675
Shanghai Pharmaceuticals	11,200	27,986
Sinopharm Group Co. Ltd.	5,200	25,442
		161,699
Industrials (2.8%):
Beijing Capital International Airport Co. Ltd.	18,000	21,868
China Communications Construction Co. Ltd.	36,000	36,792
China Conch Venture Holdings Ltd.	10,000	34,875
China Railway Construction Corp. Ltd.	26,000	35,075
China Railway Group Ltd.	43,000	42,627
China State Construction Int	32,000	33,807
Crrc Corp. Ltd., Class H	53,000	48,410
Fosun International Ltd.	19,000	33,496
Jiangsu Expressway Co. Ltd.	26,000	33,347
Metallurgical Corp. of China Ltd.	165,000	46,373
Shanghai Electric Group Co. Ltd.	140,000	49,898
Sinopec Engineering (Group) Co. Ltd.	30,000	34,262
Weichai Power Co. Ltd.	18,000	22,305
Xinjiang Goldwind Science & Technology Co. Ltd.	16,800	18,049

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Zhuzhou Crrc Times Electric Co.	5,800	$33,120
		524,304
Information Technology (0.9%):
AAC Technologies Holdings, Inc.	2,000	20,772
China Railway Signal & Communication Corp. Ltd. (a)	53,000	37,509
Legend Holdings Corp. (a)	10,700	32,806
Semiconductor Manufacturing International Corp. (d)	21,500	23,181
Silergy Corp.	1,000	18,015
Sunny Optical Technology Group Co. Ltd.	1,300	14,996
Travelsky Technology Ltd.	12,000	31,196
		178,475
Materials (1.4%):
Aluminum Corp. of China Ltd. (d)	60,000	26,674
Angang Steel Co. Ltd.	26,000	23,250
Anhui Conch Cement Co. Ltd.	4,000	24,144
China Hongqiao Group Ltd. (b)	29,500	19,596
China Molybdenum Co. Ltd.	48,000	20,113
China National Building Material Co. Ltd.	22,000	19,533
Jiangxi Copper Co. Ltd.	34,000	39,656
Maanshan Iron & Steel, Series H	46,000	24,681
Sinopec Shanghai Petrochemical Co. Ltd.	60,000	36,638
Zijin Mining Group Co. Ltd.	80,000	30,762
		265,047
Real Estate (0.9%):
China Vanke Co. Ltd.	7,600	25,146
Cifi Holdings Group Co. Ltd.	38,000	17,476
Country Garden Holdings Co. Ltd.	15,000	18,913
Guangzhou R&F Properties Co. Ltd.	12,400	22,779
Logan Property Holdings Co. Ltd.	18,000	20,327
Longfor Group Holdings Ltd.	9,500	24,515
Red Star Macalline Group Corp. Ltd. (a)	26,800	25,712
Sunac China Holdings Ltd.	5,000	15,394
		170,262
Utilities (0.7%):
CGN Power Co. Ltd., Class D (a)	215,000	51,086
China Longyuan Power Group Corp. Ltd.	31,000	26,058
China Resources Gas Group Ltd.	6,000	24,413
ENN Energy Holdings Ltd.	2,000	17,374
Huadian Fuxin Energy Corp. Ltd., Class H	114,000	23,010
		141,941
		3,058,171
Colombia (0.8%):
Financials (0.4%):
Grupo de INV Suramericana	6,140	72,108

Materials (0.2%):
Grupo Argos SA	7,926	43,650

Utilities (0.2%):
Interconexion Electrica SA ESP	10,064	45,495
		161,253
Czech Republic (0.4%):
Financials (0.4%):
Komercni Banka AS	1,932	79,354

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Egypt (0.5%):
Consumer Staples (0.2%):
Eastern Tobacco	28,635	$30,333

Financials (0.2%):
Commercial International Bank	9,620	44,780

Industrials (0.1%):
Elsewedy Electric Co.	24,370	24,302
		99,415
Hong Kong (3.8%):
Communication Services (0.3%):
China Mobile Ltd.	6,000	59,135

Consumer Discretionary (0.3%):
Geely Automobile Holdings Ltd.	12,000	23,915
Haier Electronics Group Co. Ltd.	11,000	29,861
		53,776
Consumer Staples (0.2%):
Hengan International Group Co. Ltd.	4,000	36,894

Energy (0.4%):
CNOOC Ltd.	18,000	35,642
Kunlun Energy Co. Ltd.	32,000	37,241
		72,883
Financials (0.4%):
BOC Hong Kong Holdings Ltd.	11,000	52,275
China Taiping Insurance Holdings Co. Ltd.	7,400	25,949
		78,224
Health Care (0.1%):
CSPC Pharmaceutical Group Ltd.	8,000	16,985

Industrials (0.6%):
China Everbright International Ltd.	29,000	25,044
China Merchants Holdings International	22,000	42,101
CITIC Ltd.	34,000	50,644
		117,789
Materials (0.1%):
China Resources Cement Holdings Ltd.	16,000	18,620

Real Estate (0.6%):
Agile Group Holdings Ltd.	14,000	19,781
China Overseas Land & Investment Ltd., Class H	12,000	37,558
China Resources Land Ltd.	8,000	28,002
Franshion Properties China Ltd.	58,000	26,377
		111,718
Utilities (0.8%):
Beijing Enterprises Holdings Ltd.	8,500	47,669
Beijing Enterprises Water Group Ltd.	52,000	27,701
China Resources Power Holdings Co. Ltd.	22,000	38,897
Guangdong Investment Ltd.	20,000	35,514
		149,781
		715,805

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Hungary (0.6%):
Energy (0.2%):
MOL Hungarian Oil & Gas PLC	3,453	$37,224

Financials (0.2%):
OTP Bank Public Co. Ltd.	995	36,898

Health Care (0.2%):
Richter Gedeon Nyrt.	1,955	36,600
		110,722
India (12.5%):
Communication Services (0.6%):
Bharti Airtel Ltd.	6,289	29,375
Bharti Infratel Ltd.	10,899	39,539
Zee Entertainment Enterprises Ltd.	7,384	44,681
		113,595
Consumer Discretionary (1.6%):
Apollo Tyres Ltd.	11,486	33,634
Bajaj Auto Ltd.	1,061	39,339
Eicher Motors Ltd.	114	38,039
Infibeam Avenues Ltd.	11,904	9,599
Mahindra & Mahindra Ltd.	3,610	42,880
Motherson Sumi Systems Ltd.	8,005	28,361
Page Industries Ltd.	67	30,398
Rajesh Exports Ltd.	4,560	42,519
Titan Co. Ltd.	3,152	35,033
		299,802
Consumer Staples (1.9%):
Britannia Industries Ltd.	622	49,974
Colgate-Palmolive (India) Ltd.	3,485	51,997
Dabur India Ltd.	6,885	40,550
Emami Ltd.	5,233	35,698
Glaxo Smithkline Consumer Healthcare Ltd.	367	36,727
Godrej Consumer Products Ltd.	3,490	37,010
Marico Ltd.	8,253	37,922
Nestle India Ltd.	258	34,526
Tata Global Beverages Ltd.	8,892	28,676
		353,080
Energy (0.2%):
Reliance Industries Ltd.	2,564	44,499

Financials (1.1%):
Bajaj Finserv Ltd.	411	34,057
Housing Development Finance Corp. Ltd.	2,202	53,301
ICICI Bank Ltd.	6,678	28,151
Indiabulls Housing Finance Ltd.	1,931	22,827
Kotak Mahindra Bank Ltd.	2,837	44,683
L&t Finance Holdings Ltd.	12,196	21,807
		204,826
Health Care (1.7%):
Aurobindo Pharma Ltd.	3,574	36,708
Biocon Ltd.	4,246	40,499
Cadila Healthcare Ltd.	5,417	28,844
Cipla Ltd.	4,547	41,030
Dr. Reddy’s Laboratories Ltd.	956	33,378
Glenmark Pharmaceuticals Ltd.	4,363	38,051
Natco Pharma Ltd.	3,923	40,674
Sun Pharmaceutical Industries Ltd.	3,488	29,992

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Torrent Pharmaceuticals Ltd.	1,675	$38,190
		327,366
Industrials (1.2%):
ABB India Ltd.	2,195	42,693
Adani Enterprises Ltd.	5,595	10,081
Adani Ports And Special Economic Zone	7,035	31,922
Amara Raja Batteries Ltd.	3,314	33,832
Godrej Industries Ltd.	4,788	34,125
Larsen & Toubro Ltd.	2,432	42,683
Voltas Ltd.	4,474	32,850
		228,186
Information Technology (1.6%):
HCL Technologies Ltd.	2,716	40,761
Hexaware Technologies Ltd.	3,445	20,382
Infosys Ltd.	4,672	47,057
Mindtree Ltd.	1,841	26,244
Mphasis Ltd.	1,503	24,328
Sterlite Technologies Ltd.	4,532	18,342
Tata Consultancy Services Ltd.	1,578	47,541
Tech Mahindra Ltd.	3,260	33,530
Wipro Ltd.	12,077	53,985
		312,170
Materials (2.1%):
ACC Ltd.	1,484	31,783
Ambuja Cements Ltd.	10,402	32,082
Asian Paints Ltd.	2,830	50,495
Berger Paints India Ltd.	8,634	34,908
Castrol India Ltd.	16,558	32,633
Grasim Industries Ltd.	2,770	39,038
JSW Steel Ltd.	5,891	31,018
Pidilite Industries Ltd.	2,760	39,824
Tata Steel Ltd.	3,672	29,446
Ultra Tech Cement Ltd.	750	42,010
UPL Ltd.	3,028	27,751
		390,988
Real Estate (0.1%):
DLF Ltd.	9,329	20,921

Utilities (0.4%):
Adani Gas Ltd. (d)(e)(f)	9,979	8,336
Reliance Infrastructure Ltd.	3,853	15,958
Tata Power Co. Ltd.	36,266	32,948
Torrent Power Ltd.	7,734	23,517
		80,759
		2,376,192
Indonesia (3.0%):
Communication Services (0.3%):
PT Surya Citra Media TBK	183,700	23,116
PT Telekomunikasi Indonesia Persero TBK	123,300	30,122
		53,238
Consumer Discretionary (0.2%):
PT Astra International TBK	63,600	31,373

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Consumer Staples (0.5%):
PT Charoen Pokphand Indonesia TBK	64,200	$21,867
PT Gudang Garam TBK	7,100	35,285
PT Indofood Sukses Makmur TBK	80,500	31,876
		89,028
Energy (0.5%):
PT Adaro Energy TBK	169,200	20,838
PT Indo Tambangraya Megah TBK	10,300	17,869
PT United Tractors TBK	12,300	27,242
Tambang Batubara Bukit Asam TBK PT	86,000	24,934
		90,883
Financials (0.8%):
Bank Danamon Indonesia TBK PT	64,200	31,023
PT Bank Central Asia TBK	24,400	39,548
PT Bank Mandiri Persero TBK	58,800	26,539
PT Bank Negara Indonesia Persero TBK	46,300	22,994
PT Bank Rakyat Indonesia Persero TBK	121,900	25,771
		145,875
Health Care (0.1%):
PT Kalbe Farma TBK	280,600	25,988

Industrials (0.2%):
PT Jasa Marga Persero TBK	86,600	25,980
PT Waskita Karya Persero TBK	189,700	21,644
		47,624
Materials (0.3%):
PT Indocement Tunggal Prakarsa TBK	16,800	20,859
PT Semen Indonesia Persero TBK	36,300	24,180
Vale Indonesia TBK PT (d)	81,200	20,218
		65,257
Utilities (0.1%):
PT Perusahaan Gas Negara Persero TBK	118,900	17,955
		567,221
Malaysia (7.1%):
Communication Services (0.7%):
Astro Malaysia Holdings BHD	43,800	15,563
DiGi.Com Berhad	33,500	39,031
Maxis Berhad	32,500	45,879
Telekom Malaysia Berhad	29,600	23,039
		123,512
Consumer Discretionary (0.5%):
Genting Berhad	26,600	50,217
Genting Malaysia Berhad	28,900	34,859
		85,076
Consumer Staples (2.3%):
British American Tobacco Malaysia BHD	2,500	19,169
Fraser & Neave Holdings BHD	5,600	51,059
IOI Corp. Berhad	57,100	62,662
Kuala Lumpur Kepong Berhad	16,400	98,947
PPB Group Berhad	22,160	89,883
Ql Resources BHD	35,000	57,783
Sime Darby Plantation BHD	37,500	48,042
		427,545

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Energy (0.1%):
Dialog Group Berhad	33,100	$27,923

Financials (1.3%):
CIMB Group Holdings Berhad	26,800	38,933
Hong Leong Bank Berhad	11,000	54,721
Malayan Banking Berhad	23,100	54,665
Public Bank Berhad	9,800	59,222
RHB Capital Berhad	35,497	46,334
		253,875
Health Care (0.5%):
Hartalega Holdings Berhad	19,300	30,884
IHH Healthcare Berhad	39,700	49,997
Top Glove Corp.	7,900	20,356
		101,237
Industrials (0.7%):
AirAsia BHD	34,400	26,276
Gamuda BHD	21,400	17,380
IJM Corp. BHD	39,200	17,056
MISC BHD	23,200	33,984
Sime Darby BHD	62,500	39,431
		134,127
Information Technology (0.1%):
Inari Amertron Berhad	39,000	21,494

Materials (0.5%):
Petronas Chemicals Group Berhad	28,100	63,576
Press Metal Aluminium Holdings BHD	18,800	22,086
		85,662
Utilities (0.4%):
Petronas Gas Berhad	11,000	50,254
YTL Power International BHD	104,800	27,359
		77,613
		1,338,064
Mexico (4.5%):
Communication Services (0.2%):
Grupo Televisa Sab	9,578	34,061

Consumer Discretionary (0.4%):
Alsea SAB de CV	12,340	41,991
El Puerto de Liverpool Sab de CV	5,227	39,232
		81,223
Consumer Staples (1.4%):
Arca Continental SAB de CV	8,164	52,743
Gruma SAB de CV, Class B	3,704	47,360
Grupo Bimbo Sab	17,208	36,704
Grupo Lala SAB de CV (b)	27,501	31,453
Kimberly-Clark de Mexico SAB de CV, Series A	22,943	40,832
Wal-Mart de Mexico SAB de CV	17,155	52,287
		261,379
Financials (0.4%):
Grupo Financiero Banorte SAB de CV	5,991	43,321

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Grupo Financiero Inbursa SAB de CV	26,806	$42,062
		85,383
Industrials (1.2%):
Grupo Aeroportuario del Centro Norte SAB de CV	7,241	51,644
Grupo Aeroportuario del Pacifico SAB de CV	4,247	46,435
Grupo Aeroportuario del Sureste SAB de CV	2,500	51,124
Grupo Carso SAB de CV	8,144	27,016
Promotora y Operadora de Infraestructura SAB de CV	4,906	52,201
		228,420
Materials (0.7%):
Grupo Mexico SAB de CV, Series B	11,147	32,141
Industrias Penoles SAB de CV	1,797	30,960
Mexichem SA de CV	18,047	62,076
		125,177
Utilities (0.2%):
Infraestructura Energetica, Class N	8,814	43,804
		859,447
Philippines (2.8%):
Communication Services (0.2%):
Globe Telecom, Inc.	705	28,712

Consumer Discretionary (0.3%):
Bloomberry Resorts Corp.	122,100	19,823
Jollibee Foods Corp.	6,580	31,304
		51,127
Consumer Staples (0.2%):
Universal Robina Corp.	13,270	35,496

Financials (0.8%):
Ayala Corp.	1,775	30,492
Bank of the Philippine Islands	18,536	28,583
BDO Unibank, Inc.	15,660	34,729
Metro Pacific Investments Co.	283,300	24,911
Metropolitan Bank & Trust Co.	29,960	37,159
		155,874
Industrials (0.8%):
Aboitiz Equity Ventures, Inc.	26,790	24,300
Alliance Global Group, Inc. (d)	168,000	38,812
International Container Terminal Services, Inc.	21,950	38,236
JG Summit Holdings, Inc.	24,340	24,309
SM Investments Corp.	1,827	30,574
		156,231
Real Estate (0.3%):
Ayala Land, Inc.	44,100	32,695
SM Prime Holdings, Inc.	45,900	30,716
		63,411
Utilities (0.2%):
Manila Electric Co.	5,340	33,610
		524,461
Poland (1.9%):
Communication Services (0.3%):
Cd Projekt SA (d)	408	20,739

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Cyfrowy Polsat SA (d)	5,841	$35,255
		55,994
Energy (0.6%):
Grupa Lotos SA	1,668	33,987
Polski Koncern Naftowy Orlen SA	1,178	32,290
Polskie Gornictwo Naftowe i Gazownictwo SA	23,448	41,173
		107,450
Financials (0.9%):
Bank Pekao SA	1,269	36,575
Bank Zachodni WBK SA	308	31,396
mBank SA	343	41,666
Powszechna Kasa Oszczednosci Bank Polski SA	3,107	36,174
Powszechny Zaklad Ubezpieczen na Zycie SA	3,103	33,433
		179,244
Materials (0.1%):
Jastrzebska Spolka Weglowa SA (d)	1,294	23,248
		365,936
Russian Federation (2.4%):
Communication Services (0.6%):
Mobile TeleSystems PJSC	12,510	52,050
Rostelecom PJSC	52,700	56,285
		108,335
Consumer Staples (0.3%):
Magnit PJSC, GDR	1,831	26,009
X5 Retail Group NV, Registered Shares, GDR	1,110	25,086
		51,095
Energy (0.3%):
Tatneft PAO	4,160	53,062

Materials (0.8%):
ALROSA AO	24,100	39,296
MMC Norilsk Nickel PJSC	185	32,167
Phosagro OAO-GDR REG S	2,864	38,893
Severstal PJSC	2,450	40,823
		151,179
Utilities (0.4%):
Federal Grid Co. Unified Energy System PJSC	17,560,000	44,534
Inter RAO UES PJSC	622,000	38,999
		83,533
		447,204
South Africa (6.2%):
Communication Services (0.6%):
Naspers Ltd.	123	26,557
Telkom SA SOC Ltd.	11,345	41,467
Vodacom Group Ltd.	3,770	33,591
		101,615
Consumer Discretionary (0.6%):
Imperial Holdings Ltd.	2,008	24,863
Mr. Price Group Ltd.	2,118	34,206
The Foschini Group Ltd.	2,495	30,605
Truworths International Ltd.	5,164	30,508
		120,182

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Consumer Staples (1.5%):
Avi Ltd.	5,897	$44,347
Clicks Group Ltd.	2,526	31,276
DIS-Chem Pharmacies Ltd. (a)	10,870	24,488
Pick n Pay Stores Ltd.	7,507	36,532
Pioneer Foods Group Ltd.	4,615	30,040
Shoprite Holdings Ltd.	2,595	35,188
The SPAR Group Ltd.	3,388	44,138
Tiger Brands Ltd.	1,573	29,495
		275,504
Financials (1.9%):
Absa Group Ltd.	3,130	33,635
Capitec Bank Holdings Ltd.	536	38,843
Discovery Ltd.	3,134	37,696
FirstRand Ltd.	6,211	29,825
Investec Ltd.	6,589	46,400
Nedbank Group Ltd.	1,989	37,241
Remgro Ltd.	3,079	42,970
RMB Holdings Ltd.	5,681	31,814
Sanlam Ltd.	5,708	31,949
Standard Bank Group Ltd.	2,704	33,480
		363,853
Health Care (0.3%):
Aspen Pharmacare Holdings Ltd.	1,797	21,535
Life Healthcare Group Holdings Ltd.	22,478	39,060
		60,595
Industrials (0.3%):
Barloword Ltd.	3,345	29,150
The Bidvest Group Ltd.	2,248	29,425
		58,575
Materials (1.0%):
African Rainbow Minerals Ltd.	2,462	22,400
Anglo American Platinum Ltd.	954	31,184
Assore Ltd.	1,003	24,470
Mondi Ltd.	1,307	35,926
Sappi Ltd.	5,001	31,403
Sasol Ltd.	1,055	40,870
		186,253
		1,166,577
Taiwan (15.7%):
Communication Services (1.3%):
Chunghwa Telecom Co. Ltd.	24,000	86,470
Far EasTone Telecommunications Co. Ltd.	29,000	69,149
Taiwan Mobile Co. Ltd.	27,000	96,836
		252,455
Consumer Discretionary (1.1%):
Cheng Shin Rubber Industry Co. Ltd.	35,000	55,026
Eclat Textile Co. Ltd.	2,000	24,762
Feng TAY Enterprise Co. Ltd.	5,000	30,788
Hotai Motor Co. Ltd.	5,000	42,825

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Pou Chen Corp.	45,000	$47,534
		200,935
Consumer Staples (0.4%):
President Chain Store Corp.	3,000	35,226
Uni-President Enterprises Corp.	17,000	44,378
		79,604
Financials (5.7%):
Cathay Financial Holding Co. Ltd.	34,000	58,465
Chailease Holding Co. Ltd.	10,000	35,046
Chang Hwa Commercial Bank Ltd.	202,035	125,069
China Development Financial Holding Corp.	181,000	67,584
CTBC Financial Holding Co. Ltd.	87,800	66,143
E.Sun Financial Holding Co. Ltd.	120,013	88,641
First Financial Holding Co. Ltd.	157,040	106,987
Fubon Financial Holding Co. Ltd.	39,000	66,169
Hua Nan Financial Holdings Co. Ltd.	185,606	112,466
Mega Financial Holding Co. Ltd.	85,000	76,562
Taishin Financial Holding Co. Ltd.	193,650	93,555
Taiwan Cooperative Financial Holding Co. Ltd.	207,472	126,395
Yuanta Financial Holding Co. Ltd.	108,000	56,952
		1,080,034
Industrials (1.2%):
AirTac International Group	2,000	19,587
China Airlines Ltd.	201,000	60,897
Far Eastern New Century Corp.	33,000	38,587
Hiwin Technologies Corp.	2,060	17,037
Taiwan High Speed Rail Corp.	86,000	84,222
		220,330
Information Technology (4.3%):
Advantech Co. Ltd.	9,000	67,063
Asustek Computer, Inc.	6,000	51,882
AU Optronics Corp.	88,000	37,182
Catcher Technology Co. Ltd.	3,000	33,016
Chroma ATE, Inc.	4,000	19,194
Compal Electronics, Inc.	110,000	68,275
Delta Electronics, Inc.	9,000	38,616
Formosa Sumco Technology Corp.	2,000	9,826
Foxconn Technology Co. Ltd.	21,100	51,487
General Interface Solution Holding Ltd.	4,000	16,901
Hon Hai Precision Industry Co. Ltd.	18,000	46,693
Inventec Corp.	69,000	61,924
MediaTek, Inc.	3,000	24,221
Nanya Technology Corp.	11,000	20,933
Novatek Microelectronics Corp.	7,000	34,621
Pegatron Corp.	22,000	44,027
Powertech Technology, Inc.	14,000	38,197
Quanta Computer, Inc.	30,000	52,275
Realtek Semiconductor Corp.	6,000	26,727
Taiwan Semiconductor Manufacturing Co. Ltd.	5,000	42,989
United Microelectronics Corp.	58,000	30,680
Yageo Corp.	198	2,977
		819,706
Materials (1.7%):
Asia Cement Corp.	26,000	35,341

See notes to schedules of portfolio investments.

Security Description	Shares	Value
China Steel Corp.	97,000	$81,016
Formosa Chemicals & Fibre	12,000	50,309
Formosa Plastics Corp.	14,000	53,650
Nan Ya Plastics Corp.	21,000	58,328
Taiwan Cement Corp.	27,800	37,424
		316,068
		2,969,132
Taiwan, Province of China (0.2%):
Information Technology (0.2%):
Zhen Ding Technology Holding Ltd.	14,000	31,273

Taiwan, Province Of China (2.1%):
Consumer Discretionary (0.5%):
Formosa Taffeta Co. Ltd.	48,000	58,563
Ruentex Industries Ltd.	20,000	39,763
		98,326
Industrials (0.5%):
Eva Airways Corp.	145,000	70,527
Walsin Lihwa Corp.	32,000	21,539
		92,066
Information Technology (1.0%):
Accton Technology Corp.	6,000	16,704
Acer, Inc.	32,000	26,465
Macronix International Co. Ltd.	19,000	15,838
Micro-Star International Co. Ltd.	6,000	16,213
SYNNEX Technology International Corp.	29,000	36,997
Walsin Technology Corp.	1,000	6,977
Winbond Electronics Corp.	49,000	23,271
Wistron Corp.	61,000	39,760
		182,225
Materials (0.1%):
TA Chen Stainless Pipe	14,000	24,532
		397,149
Thailand (8.0%):
Communication Services (1.0%):
Advanced Info Service Public Co. Ltd.	8,400	52,224
Intouch Holdings Public Co. Ltd.	41,800	69,818
Total Access Communication Public Co. Ltd.	16,700	24,278
Vgi Global Media PCL	165,100	40,598
		186,918
Consumer Discretionary (0.8%):
Home Product Center Public Co. Ltd.	89,200	43,593
Minor International Public Co. Ltd.	27,600	35,001
Robinson PCL	20,200	44,049
Siam Global House PCL	54,100	35,141
		157,784
Consumer Staples (0.9%):
Berli Jucker PCL	23,400	43,065
Charoen Pokphand Foods Public Co. Ltd.	45,700	35,692
CP ALL Public Co. Ltd.	26,100	55,704

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Thai Union Group Public Co. Ltd.	75,200	$41,636
		176,097
Energy (0.7%):
Esso Thailand PCL	47,000	22,679
IRPC Public Co. Ltd.	180,300	37,923
PTT PCL	24,500	41,111
Thai Oil PCL	11,800	32,301
		134,014
Financials (1.1%):
Bangkok Bank Public Co. Ltd.	8,800	57,161
Kasikornbank Public Co. Ltd.	6,500	43,427
Krung Thai Bank Public Co. Ltd.	90,900	56,795
The Siam Commercial Bank Public Co. Ltd.	9,800	45,165
		202,548
Health Care (0.4%):
Bangkok Dusit Medical Services Public Co. Ltd.	44,000	34,704
Bumrungrad Hospital Public Co. Ltd.	7,200	41,423
		76,127
Industrials (0.9%):
Airports of Thailand PCL	28,400	57,538
Bangkok Expressway & Metro PCL	194,200	52,259
Bts Group Holdings PCL	214,800	61,789
		171,586
Materials (0.7%):
Indorama Ventures Public Co. Ltd.	19,200	35,039
PTT Global Chemical Public Co. Ltd.	12,900	32,419
The Siam Cement Public Co. Ltd.	4,050	55,871
		123,329
Real Estate (0.4%):
Central Pattana Public Co. Ltd.	19,100	49,035
Wha Corp. PCL	260,700	35,158
		84,193
Utilities (1.1%):
Banpu Power PCL	67,200	54,562
Global Power Synergy PCL	20,400	42,750
Ratchaburi Electricity Generating Holdings Public Co. Ltd.	66,300	106,125
		203,437
		1,516,033
Turkey (1.5%):
Communication Services (0.2%):
Turkcell Iletisim Hizmetleri AS	16,841	32,256

Consumer Discretionary (0.3%):
Ford Otomotiv Sanayi AS	2,467	26,942
Tofas Turk Otomobil Fabrikasi AS	8,786	31,177
		58,119
Consumer Staples (0.2%):
BIM Birlesik Magazalar AS	3,195	43,138

Energy (0.2%):
Tupras Turkiye Petrol Rafinerileri AS	1,416	31,539

Industrials (0.5%):
Enka Insaat ve Sanayi AS	1	1

See notes to schedules of portfolio investments.

Security Description	Shares	Value
KOC Holding AS	13,233	$37,469
TAV Havalimanlari Holding AS	4,284	22,241
Turkiye Sise ve Cam Fabrikalari AS	30,139	29,213
		88,924
Materials (0.1%):
Eregli Demir ve Celik Fabrikalari TAS	13,569	24,841
		278,817
Total Common Stocks (Cost $18,072,152)		18,713,117

Exchange Traded Funds (0.3%)
United States (0.3%):
iShares China Large-Capital ETF	1,268	54,296
Total Exchange Traded Funds (Cost $54,778)		54,296

Collateral for Securities Loaned (0.6%)
United States (0.6%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18% (g)	17,516	17,516
Fidelity Investments Money Market Government Portfolio, Class I, 2.00% (g)	27,505	27,505
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18% (g)	8,759	8,759
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23% (g)	5,474	5,474
JPMorgan Prime Money Market Fund, Capital Class, 2.18% (g)	29,557	29,557
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23% (g)	10,947	10,947
Total Collateral for Securities Loaned (Cost $99,758)		99,758
Total Investments (Cost $18,226,688) — 99.7%		18,867,171
Other assets in excess of liabilities — 0.3%		63,082
NET ASSETS - 100.00%		$18,930,253

(a)                   Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2018, the fair value of these securities was $391,785 and amounted to 2.2% of net assets.

(b)                   All or a portion of this security is on loan.

(c)                    Rounds to less than $1.

(d)                   Non-income producing security.

(e)                    Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of the Fund’s net assets as of September 30, 2018. This security is classified as Level 2 within the fair value hierarchy. See Note 2 for additional information.

(f)                     The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.  As of September 30, 2018, illiquid securities were less than 0.05% of the Fund’s net assets.

(g)                    Rate disclosed is the daily yield on September 30, 2018.

See notes to schedules of portfolio investments.

ETF—Exchange-Traded Fund

GDR—Global Depository Receipt

OAO—Russian Open Joint Stock Corporations

PCL—Public Company Limited

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets Index Futures	3	12/21/18	$155,807	$157,455	$1,648

	Total unrealized appreciation				$1,648
	Total unrealized depreciation				—
	Total net unrealized appreciation(depreciation)				$1,648

See notes to schedules of portfolio investments.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Large Cap High Div Volatility Wtd ETF	September 30, 2018
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)
Communication Services (4.6%):
AT&T, Inc.	45,757	$1,536,520
CenturyLink, Inc.(a)	44,198	936,998
Omnicom Group, Inc.	21,454	1,459,301
Verizon Communications, Inc.	30,939	1,651,833
Viacom, Inc., Class B	39,658	1,338,854
		6,923,506
Consumer Discretionary (11.2%):
Ford Motor Co.	151,270	1,399,247
Garmin Ltd.	26,602	1,863,470
Genuine Parts Co.	18,218	1,810,869
Harley-Davidson, Inc.	28,625	1,296,713
Kohl’s Corp.	11,239	837,867
L Brands, Inc.	27,526	834,038
Las Vegas Sands Corp.	19,195	1,138,839
Leggett & Platt, Inc.	32,713	1,432,502
Macy’s, Inc.	19,771	686,647
McDonald’s Corp.	9,525	1,593,438
Newell Brands, Inc.(a)	38,776	787,153
Penske Automotive Group, Inc.	24,072	1,140,772
Target Corp.	15,309	1,350,407
The Gap, Inc.	25,729	742,282
		16,914,244
Consumer Staples (14.2%):
Altria Group, Inc.	23,556	1,420,662
Archer-Daniels-Midland Co.	41,026	2,062,378
Colgate-Palmolive Co.	29,026	1,943,291
General Mills, Inc.	27,897	1,197,339
Ingredion, Inc.	12,580	1,320,397
Kellogg Co.	20,368	1,426,167
Kimberly-Clark Corp.	12,423	1,411,750
Molson Coors Brewing Co., Class B	15,214	935,661
Philip Morris International, Inc.	13,588	1,107,966
The Clorox Co.(a)	9,146	1,375,650
The Hershey Co.	15,274	1,557,948
The J.M. Smucker Co.	11,992	1,230,499
The Kraft Heinz Co.	22,010	1,212,971
The Procter & Gamble Co.	24,960	2,077,420
Walgreens Boots Alliance, Inc.	16,962	1,236,530
		21,516,629
Energy (7.0%):
Chevron Corp.	12,916	1,579,368
Exxon Mobil Corp.	20,422	1,736,279
Occidental Petroleum Corp.	17,767	1,459,914
ONEOK, Inc.	26,608	1,803,757
Phillips 66	13,175	1,485,086
The Williams Cos., Inc.	48,464	1,317,736
Valero Energy Corp.	11,052	1,257,165
		10,639,305
Financials (18.5%):
American Financial Group, Inc.	18,231	2,023,095

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Ameriprise Financial, Inc.	9,117	$1,346,216
BB&T Corp.	28,802	1,398,049
CNA Financial Corp.	37,165	1,696,582
Erie Indemnity Co., Class A	14,908	1,901,217
First American Financial Corp.	29,954	1,545,327
FNF Group	40,534	1,595,013
Huntington Bancshares, Inc.	94,023	1,402,823
Invesco Ltd.	49,846	1,140,476
KeyCorp	61,804	1,229,282
New York Community Bancorp, Inc.	122,335	1,268,614
Old Republic International Corp.	88,269	1,975,460
PacWest Bancorp	31,731	1,511,982
People’s United Financial, Inc.(a)	103,822	1,777,433
Principal Financial Group, Inc.	24,900	1,458,891
Prudential Financial, Inc.	13,884	1,406,727
Umpqua Holdings Corp.	64,189	1,335,131
Unum Group	24,604	961,278
Wells Fargo & Co.	25,898	1,361,199
		28,334,795
Health Care (2.1%):
AbbVie, Inc.	10,055	951,002
Pfizer, Inc.	50,670	2,233,027
		3,184,029
Industrials (8.3%):
3M Co.	6,900	1,453,899
Eaton Corp. PLC, ADR	18,485	1,603,204
Emerson Electric Co.	18,378	1,407,387
Fastenal Co.	19,750	1,145,895
Hubbell, Inc.	10,702	1,429,466
Johnson Controls International PLC	33,843	1,184,505
MSC Industrial Direct Co., Inc., Class A	17,531	1,544,657
United Parcel Service, Inc., Class B	12,231	1,427,969
Watsco, Inc.	7,284	1,297,280
		12,494,262
Information Technology (2.5%):
Broadcom, Inc.	4,296	1,059,952
Paychex, Inc.	25,902	1,907,682
Seagate Technology PLC	17,612	833,928
		3,801,562
Materials (7.4%):
Air Products & Chemicals, Inc.	11,100	1,854,255
International Paper Co.	25,906	1,273,280
Lyondellbasell Industries NV, Class A	11,508	1,179,685
Nucor Corp.	18,972	1,203,773
Olin Corp.	37,842	971,783
Packaging Corp. of America	12,563	1,378,035
Sonoco Products Co.	33,917	1,882,394
WestRock Co.	26,847	1,434,704
		11,177,909
Utilities (23.5%):
Alliant Energy Corp.	47,792	2,034,505
American Electric Power Co., Inc.	28,193	1,998,320

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Consolidated Edison, Inc.	26,214	$1,997,245
Dominion Resources, Inc.	26,393	1,854,900
DTE Energy Co.	19,547	2,133,164
Duke Energy Corp.	25,828	2,066,757
Eversource Energy	33,859	2,080,297
Exelon Corp.	51,304	2,239,933
IDACORP, Inc.	19,390	1,924,070
MDU Resources Group, Inc.	69,891	1,795,500
National Fuel Gas Co.	35,953	2,015,525
NextEra Energy, Inc.	13,424	2,249,861
OGE Energy Corp.	55,410	2,012,491
Pinnacle West Capital Corp.	26,150	2,070,557
PPL Corp.(a)	54,911	1,606,696
Public Service Enterprise Group, Inc.	38,481	2,031,412
WEC Energy Group, Inc.	31,090	2,075,568
Xcel Energy, Inc.	41,105	1,940,567
		36,127,368
Total Common Stocks (Cost $148,326,299)		151,113,609

Collateral for Securities Loaned (1.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18%(b)	418,991	418,991
Fidelity Investments Money Market Government Portfolio, Class I, 2.00%(b)	657,918	657,918
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18%(b)	209,520	209,520
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23%(b)	130,927	130,927
JPMorgan Prime Money Market Fund, Capital Class, 2.18%(b)	707,001	707,001
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23%(b)	261,854	261,854
Total Collateral for Securities Loaned (Cost $2,386,211)		2,386,211
Total Investments (Cost $150,712,510) — 100.9%		153,499,820
Liabilities in excess of other assets — (0.9)%		(1,368,312)
NET ASSETS - 100.00%		$152,131,508

(a)                   All or a portion of this security is on loan.

(b)                   Rate disclosed is the daily yield on September 30, 2018.

ADR—American Depositary Receipt

PLC—Public Limited Company

See notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	6	12/21/18	$870,327	$875,700	$5,373

	Total unrealized appreciation				$5,373
	Total unrealized depreciation				—
	Total net unrealized appreciation(depreciation)				$5,373

See notes to schedules of portfolio investments.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Small Cap High Div Volatility Wtd ETF	September 30, 2018
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)
Aerospace & Defense (1.0%):
National Presto Industries, Inc.(a)	3,962	$513,673

Airlines (0.6%):
Allegiant Travel Co.	2,586	327,905

Commercial Services & Supplies (12.6%):
Acco Brands Corp.	43,290	489,177
Brady Corp., Class A	16,320	713,999
Deluxe Corp.	11,677	664,888
Herman Miller, Inc.	10,862	417,101
HNI Corp.(a)	10,414	460,715
Kimball International, Inc., Class B	39,481	661,307
Knoll, Inc.	24,211	567,748
Matthews International Corp., Class A	11,495	576,474
McGrath RentCorp	10,473	570,464
Mobile Mini, Inc.	9,701	425,389
Pitney Bowes, Inc.	56,203	397,917
Steelcase, Inc., Class A	32,321	597,939
		6,543,118
Communication Services (3.3%):
Emerald Expositions Events, Inc.	26,817	441,944
Marcus Corp.	12,751	536,180
Sinclair Broadcast Group, Inc., Class A	12,842	364,071
TEGNA, Inc.	34,477	412,345
		1,754,540
Construction & Engineering (0.9%):
KBR, Inc.	23,012	486,244

Consumer Discretionary (17.7%):
Acushnet Holdings Corp.	19,243	527,835
Bed Bath & Beyond, Inc.	18,117	271,755
Big Lots, Inc.	9,367	391,447
Bloomin’ Brands, Inc.	26,720	528,788
Bluegreen Vacations Corp.	17,454	312,252
Brinker International, Inc.(a)	9,819	458,842
Chico’s FAS, Inc.	31,293	271,310
Ethan Allen Interiors, Inc.(a)	24,935	517,402
Group 1 Automotive, Inc.	4,621	299,903
Haverty Furniture Cos., Inc.	20,233	447,150
Jack in the Box, Inc.	5,875	492,501
La-Z-Boy, Inc.	11,644	367,950
LCI Industries(a)	3,718	307,850
MDC Holdings, Inc.	14,143	418,350
Nutrisystem, Inc.	7,994	296,177
Papa John’s International, Inc.(a)	7,255	372,036
PetMed Express, Inc.(a)	8,651	285,570
Ruth’s Hospitality Group, Inc.	13,317	420,151
Sonic Corp.	11,434	495,550
Sturm Ruger & Co.	7,253	500,820
Tenneco, Inc.	9,967	420,010
The Buckle, Inc.	12,828	295,685
The Cheesecake Factory, Inc.(a)	8,529	456,643
		9,155,977

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Consumer Staples (3.9%):
B&G Foods, Inc.(a)	10,321	$283,311
Ingles Markets, Inc., Class A	10,046	344,076
John B. Sanfilippo & Son, Inc.(a)	6,504	464,256
Universal Corp.	4,363	283,595
Vector Group Ltd.	45,877	632,185
		2,007,423
Energy (2.3%):
Arch Coal, Inc.	4,005	358,047
Evolution Petroleum Corp.	41,785	461,724
RPC, Inc.	22,591	349,709
		1,169,480
Financials (23.0%):
Capitol Federal Financial, Inc.	79,611	1,014,244
Cohen & Steers, Inc.	15,292	621,009
Federated Investors, Inc., Class B	19,052	459,534
First Busey Corp.	23,666	734,829
Hope Bancorp, Inc.	34,425	556,652
Horace Mann Educators Corp.	14,574	654,373
James River Group Holdings Ltd.	15,560	663,167
Legg Mason, Inc.	16,801	524,695
Northwest Bancshares, Inc.	50,431	873,465
Park National Corp.	6,373	672,734
ProAssurance Corp.	9,760	458,232
Provident Financial Services, Inc.	30,743	754,741
Safety Insurance Group, Inc.	8,246	738,841
Sandy Spring BanCorp	19,134	752,158
Southside Bancshares, Inc.	20,349	708,145
Trustmark Corp.(a)	20,039	674,312
Waddell & Reed Financial, Inc., Class A(a)	20,930	443,297
Westamerica BanCorp(a)	10,239	615,978
		11,920,406
Health Care (1.2%):
Meridian Bioscience, Inc.	41,495	618,276

Information Technology (8.3%):
Cass Information Systems, Inc.	8,230	535,938
CSG Systems International, Inc.	16,579	665,481
InterDigital, Inc.	9,390	751,200
ManTech International Corp., Class A	7,667	485,321
MTS Systems Corp.	10,376	568,086
NIC, Inc.	32,499	480,985
Progress Software Corp.	8,037	283,626
The Hackett Group, Inc.	29,580	596,037
		4,366,674
Machinery (6.2%):
Altra Industrial Motion Corp.	14,249	588,484
American Railcar Industries, Inc.(a)	13,114	604,555
Gorman-Rupp Co.	17,234	629,040
Mueller Water Products, Inc., Class A	41,443	477,009
The Greenbrier Cos., Inc.	7,558	454,236

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Wabash National Corp.	24,855	$453,107
		3,206,431
Marine (1.2%):
Matson, Inc.	15,327	607,562

Materials (3.6%):
Greif, Inc., Class A	7,885	423,109
Myers Industries, Inc.	14,495	337,009
Rayonier Advanced Materials, Inc.	16,450	303,174
Schnitzer Steel Industries, Inc.	12,623	341,452
Worthington Industries, Inc.	9,769	423,584
		1,828,328
Real Estate (1.6%):
Four Corners Property Trust, Inc.	32,395	832,228

Trading Companies & Distributors (2.8%):
Aircastle Ltd.	27,059	592,863
Applied Industrial Technologies, Inc.	6,922	541,647
H&E Equipment Services, Inc.	8,803	332,577
		1,467,087
Utilities (9.1%):
American States Water Co.	10,702	654,320
Chesapeake Utilities Corp.	7,878	660,964
MGE Energy, Inc.	12,103	772,777
Middlesex Water Co.	11,334	548,792
Otter Tail Corp.	16,412	786,134
SJW Corp.	7,805	477,276
Unitil Corp.	15,964	812,568
		4,712,831
Total Common Stocks (Cost $50,375,694)		51,518,183

Rights (0.0%)(b)
Materials (0.0%):(b)
Schulman, Inc.(c)(d)(e)	7,093	14,186
Total Right (Cost $14,186)		14,186

Collateral for Securities Loaned (8.8%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18%(f)	799,398	799,398
Fidelity Investments Money Market Government Portfolio, Class I, 2.00%(f)	1,255,253	1,255,253
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18%(f)	399,746	399,746
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23%(f)	249,798	249,798
JPMorgan Prime Money Market Fund, Capital Class, 2.18%(f)	1,348,898	1,348,898

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23%(f)	499,596	$499,596
Total Collateral for Securities Loaned (Cost $4,552,689)		4,552,689
Total Investments (Cost $54,942,569) — 108.1%		56,085,058
Liabilities in excess of other assets — (8.1)%		(4,217,325)
NET ASSETS - 100.00%		$51,867,733

(a)                   All or a portion of this security is on loan.

(b)                   Amount represents less than 0.05% of net assets.

(c)                    Non-income producing security.

(d)                   The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.  As of September 30, 2018, illiquid securities were less than 0.05% of the Fund’s net assets.

(e)                    Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of the Fund’s net assets as of September 30, 2018. This security is classified as Level 2 within the fair value hierarchy. See Note 2 for additional information.

(f)                     Rate disclosed is the daily yield on September 30, 2018.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Futures	3	12/21/18	$256,442	$255,120	$(1,322)

	Total unrealized appreciation				$—
	Total unrealized depreciation				(1,322)
	Total net unrealized appreciation(depreciation)				$(1,322)

See notes to schedules of portfolio investments.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares International High Div Volatility Wtd ETF	September 30, 2018
(Unaudited)

Security Description	Shares	Value
Common Stocks (96.4%)
Australia (9.1%):
Communication Services (0.7%):
Telstra Corp. Ltd.	145,448	$335,318

Consumer Staples (1.2%):
Wesfarmers Ltd.	15,208	547,892

Financials (4.8%):
Australia & New Zealand Banking Group Ltd.	27,110	552,114
Commonwealth Bank of Australia	10,339	533,575
National Australia Bank Ltd.	32,140	645,959
Westpac Banking Corp. (a)	26,473	534,358
		2,266,006
Materials (1.6%):
RIO Tinto Ltd.	7,665	436,290
South32 Ltd.	103,896	294,336
		730,626
Utilities (0.8%):
AGL Energy Ltd.	27,190	383,179
		4,263,021
Canada (11.7%):
Communication Services (4.0%):
BCE, Inc.	21,747	881,162
TELUS Corp.	26,226	966,798
		1,847,960
Energy (2.7%):
Enbridge, Inc.	9,924	320,273
Pembina Pipeline Corp.	14,148	480,802
TransCanada Corp.	10,785	436,410
		1,237,485
Financials (1.6%):
Power Financial Corp.	33,437	766,087

Utilities (3.4%):
Fortis, Inc.	25,211	817,528
Hydro One Ltd. (b)	51,686	785,995
		1,603,523
		5,455,055
Denmark (0.7%):
Financials (0.7%):
Danske Bank A/S	13,283	348,938

Finland (2.2%):
Financials (1.3%):
Sampo Oyj, Class A	11,459	593,303

Utilities (0.9%):
Fortum Oyj	16,918	424,030
		1,017,333
France (13.3%):
Communication Services (1.2%):
Orange SA	34,688	553,099
Consumer Discretionary (0.8%):
Renault SA	4,251	367,657

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Energy (1.1%):
Total SA	7,863	$509,717

Financials (5.2%):
AXA SA	16,233	436,259
BNP Paribas SA	8,010	490,141
Credit Agricole SA	39,414	566,731
Natixis SA	55,774	378,388
Societe Generale SA	12,264	526,352
		2,397,871
Health Care (1.3%):
Sanofi	6,763	601,086

Industrials (1.0%):
Bouygues	11,016	476,115

Utilities (2.7%):
Gdf Suez	31,561	464,036
Suez Environnement Co.	24,564	349,040
Veolia Environnement SA	23,120	461,380
		1,274,456
		6,180,001
Germany (3.8%):
Communication Services (1.2%):
Deutsche Telekom AG, Registered Shares	33,515	540,232

Consumer Discretionary (1.7%):
Bayerische Motoren Werke AG	4,643	418,862
Daimler AG, Registered Shares	6,098	384,753
		803,615
Materials (0.9%):
BASF SE	4,979	442,468
		1,786,315
Hong Kong (3.2%):
Consumer Staples (0.4%):
WH Group Ltd. (b)	288,500	203,073

Utilities (2.8%):
CK Infrastructure Holdings Ltd.	93,000	736,596
Power Assets Holdings Ltd.	78,000	543,057
		1,279,653
		1,482,726
Ireland (0.5%):
Communication Services (0.5%):
WPP PLC	17,141	251,193

Italy (6.0%):
Energy (1.9%):
Eni SpA	24,573	464,474
Snam SpA	103,752	432,280
		896,754
Financials (1.7%):
Assicurazioni Generali SpA	28,380	490,242
Intesa Sanpaolo SpA	125,916	321,733
		811,975

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Industrials (0.5%):
Atlantia SpA	10,338	$214,465

Utilities (1.9%):
Enel SpA	89,646	459,157
Terna Rete Elettrica Nazionale SpA	81,645	436,091
		895,248
		2,818,442
Japan (6.5%):
Consumer Discretionary (4.3%):
Bridgestone Corp.	12,600	476,160
Fuji Heavy Industries Ltd.	16,800	514,648
Nissan Motor Co. Ltd. (a)	60,300	564,516
Sekisui House Ltd.	28,300	431,600
		1,986,924
Consumer Staples (0.9%):
Japan Tobacco, Inc.	16,000	417,747

Information Technology (1.3%):
Canon, Inc.	19,100	606,963
		3,011,634
Macau (0.6%):
Consumer Discretionary (0.6%):
Sands China Ltd.	60,000	271,720

Netherlands (3.6%):
Communication Services (1.0%):
Koninklijke KPN NV	176,506	465,546

Financials (1.8%):
ABN AMRO Group NV (b)	14,533	395,634
ING Groep NV	34,440	447,152
		842,786
Industrials (0.8%):
Randstad Holding NV	6,961	371,566
		1,679,898
Norway (2.0%):
Communication Services (1.0%):
Telenor ASA	23,836	466,126

Consumer Staples (1.0%):
Marine Harvest ASA	19,145	443,692
		909,818
Portugal (0.7%):
Consumer Staples (0.7%):
Jeronimo Martins SGPS SA	22,458	330,717

Russian Federation (0.5%):
Materials (0.5%):
Evraz PLC	28,852	213,042

Singapore (1.0%):
Communication Services (1.0%):
Singapore Telecommunications Ltd.	202,400	479,824

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Spain (5.6%):
Communication Services (1.2%):
Telefonica SA	68,262	$540,295

Energy (1.0%):
Repsol SA	23,441	467,106

Utilities (3.4%):
Endesa SA	25,277	546,094
Iberdrola SA	71,118	523,271
Red Electrica Corp. SA	25,385	531,629
		1,600,994
		2,608,395
Sweden (5.6%):
Communication Services (0.9%):
TeliaSonera AB	93,722	430,637

Consumer Discretionary (0.9%):
Hennes & Mauritz AB, B Shares (a)	21,548	398,366

Financials (3.0%):
Nordea Bank AB	39,265	428,101
Skandinaviska Enskilda Banken AB, Class A	40,267	449,814
Swedbank AB, A Shares	21,420	531,166
		1,409,081
Industrials (0.8%):
Atlas Copco AB, A Shares	12,135	349,957
		2,588,041
Switzerland (3.1%):
Communication Services (1.2%):
Swisscom AG	1,179	535,297

Financials (1.2%):
Zurich Insurance Group AG	1,837	580,874

Industrials (0.7%):
Adecco SA, Registered Shares	6,550	344,126
		1,460,297
United Kingdom (16.7%):
Communication Services (1.7%):
BT Group PLC	127,535	374,458
Vodafone Group PLC	203,647	436,572
		811,030
Consumer Discretionary (1.8%):
Next PLC	5,022	359,565
Persimmon PLC	15,706	484,071
		843,636
Consumer Staples (1.6%):
British American Tobacco PLC	7,437	347,407
Imperial Tobacco Group PLC	11,590	403,431
		750,838
Energy (1.9%):
BP PLC	55,901	429,307
Royal Dutch Shell PLC, Class A	13,412	460,823
		890,130

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Financials (3.3%):
Aviva PLC	86,786	$553,623
Legal & General Group PLC	160,964	550,014
Standard Life PLC	107,340	427,911
		1,531,548
Materials (3.4%):
Anglo American PLC	11,905	267,317
Antofagasta PLC	27,529	306,739
BHP Billiton PLC	13,981	304,494
Mondi PLC	12,517	343,208
Rio Tinto PLC	6,755	341,562
		1,563,320
Utilities (3.0%):
Centrica PLC	223,910	451,999
National Grid PLC	44,053	454,343
SSE PLC	31,482	470,174
		1,376,516
		7,767,018
Total Common Stocks (Cost $46,743,364)		44,923,428

Exchange Traded Funds (2.5%)
United States (2.5%):
iShares MSCI South Korea ETF	16,899	1,153,695
Total Exchange Traded Funds (Cost $1,143,637)		1,153,695

Collateral for Securities Loaned (1.5%)
United States (1.5%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18% (c)	122,966	122,966
Fidelity Investments Money Market Government Portfolio, Class I, 2.00% (c)	193,087	193,087
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18% (c)	61,490	61,490
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23% (c)	38,425	38,425
JPMorgan Prime Money Market Fund, Capital Class, 2.18% (c)	207,492	207,492
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23% (c)	76,850	76,850
Total Collateral for Securities Loaned (Cost $700,310)		700,310
Total Investments (Cost $48,587,311) — 100.4%		46,777,433
Liabilities in excess of other assets — (0.4)%		(171,567)
NET ASSETS - 100.00%		$46,605,866

(a)                     All or a portion of this security is on loan.

(b)                     Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2018, the fair value of these securities was $1,384,702 and amounted to 3.0% of net assets.

(c)                      Rate disclosed is the daily yield on September 30, 2018.

ETF—Exchange-Traded Fund

PLC—Public Limited Company

See notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index Futures	4	12/21/18	$398,576	$395,100	$(3,476)

	Total unrealized appreciation				$—
	Total unrealized depreciation				(3,476)
	Total net unrealized appreciation(depreciation)				$(3,476)

See notes to schedules of portfolio investments.

Victory Portfolios	Schedule of Portfolio Investments
VictoryShares Emerging Market High Div Volatility Wtd ETF	September 30, 2018
(Unaudited)

Security Description	Shares	Value
Common Stocks (97.0%)
Brazil (7.9%):
Consumer Discretionary (0.6%):
Kroton Educacional S.A.	44,200	$124,781

Financials (1.7%):
Banco do Brasil SA	19,800	144,402
BB Seguridade Participacoes SA	37,100	221,419
		365,821
Health Care (1.6%):
Fleury SA	28,200	148,748
Hypermarcas S.A.	28,700	202,700
		351,448
Industrials (0.7%):
CCR SA	73,900	154,824

Information Technology (0.6%):
Cielo SA	40,600	123,164

Utilities (2.7%):
Cia de Saneamento Basico do Estado de Sao Paulo	28,800	168,245
EDP - Energias do Brasil SA	46,100	146,014
Engie Brasil Energia SA	28,600	251,289
		565,548
		1,685,586
Chile (3.1%):
Utilities (3.1%):
Aguas Andinas SA	735,125	407,058
Colbun SA	1,219,346	263,346
		670,404
China (15.2%):
Consumer Discretionary (0.6%):
Guangzhou Automobile Group Co. Ltd.	126,000	139,554

Energy (2.2%):
China Petroleum & Chemical Corp.	194,000	194,300
China Shenhua Energy Co. Ltd.	72,500	165,600
Yanzhou Coal Mining Co. Ltd.	92,000	106,598
		466,498
Financials (8.9%):
Agricultural Bank of China Ltd.	466,000	228,598
Bank of China Ltd.	704,000	312,973
Bank of Communications Co. Ltd., Class H	407,000	305,202
China Cinda Asset Management Co.	833,000	210,700
China CITIC Bank Corp. Ltd.	351,000	224,646
China Everbright Bank Co. Ltd.	618,000	273,951
China Huarong Asset Management Co. Ltd., Class H (a)	746,000	137,232
Chongqing Rural Commercial Bank Co. Ltd.	368,000	201,209
		1,894,511
Industrials (1.5%):
Jiangsu Expressway Co. Ltd.	150,000	192,389
Weichai Power Co. Ltd.	102,000	126,394
		318,783
Materials (1.0%):
Sinopec Shanghai Petrochemical Co. Ltd.	336,000	205,174

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Real Estate (1.0%):
Cifi Holdings Group Co. Ltd.	208,000	$95,658
Guangzhou R&F Properties Co. Ltd.	70,000	128,591
		224,249
		3,248,769
Czech Republic (2.1%):
Financials (2.1%):
Komercni Banka AS	10,836	445,075

Egypt (1.4%):
Consumer Staples (0.8%):
Eastern Tobacco	160,615	170,137

Industrials (0.6%):
Elsewedy Electric Co.	136,710	136,328
		306,465
Hong Kong (2.6%):
Industrials (1.1%):
China Merchants Holdings International	126,000	241,122

Real Estate (0.5%):
Agile Group Holdings Ltd.	74,000	104,554

Utilities (1.0%):
China Resources Power Holdings Co. Ltd.	122,000	215,701
		561,377
India (1.0%):
Communication Services (1.0%):
Bharti Infratel Ltd.	61,137	221,791

Indonesia (3.0%):
Communication Services (0.8%):
PT Telekomunikasi Indonesia Persero TBK	691,600	168,954

Energy (1.7%):
PT Adaro Energy TBK	949,200	116,898
PT Indo Tambangraya Megah TBK	57,600	99,930
Tambang Batubara Bukit Asam TBK PT	482,500	139,893
		356,721
Materials (0.5%):
PT Indocement Tunggal Prakarsa TBK	93,700	116,339
		642,014
Malaysia (7.7%):
Communication Services (2.1%):
Astro Malaysia Holdings BHD	245,600	87,269
DiGi.Com Berhad	187,800	218,805
Telekom Malaysia Berhad	165,800	129,049
		435,123
Consumer Staples (0.5%):
British American Tobacco Malaysia BHD	13,900	106,577

Financials (2.5%):
CIMB Group Holdings Berhad	150,400	218,492
Malayan Banking Berhad	129,300	305,982
		524,474

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Industrials (1.9%):
MISC BHD	130,300	$190,867
Sime Darby BHD	350,500	221,128
		411,995
Utilities (0.7%):
YTL Power International BHD	588,000	153,503
		1,631,672
Mexico (1.9%):
Consumer Staples (1.1%):
Kimberly-Clark de Mexico SAB de CV, Series A	128,690	229,030

Materials (0.8%):
Grupo Mexico SAB de CV, Series B	62,523	180,274
		409,304
Philippines (0.8%):
Communication Services (0.8%):
Globe Telecom, Inc.	3,945	160,663

Poland (1.0%):
Financials (1.0%):
Bank Pekao SA	7,120	205,212

Russian Federation (9.7%):
Communication Services (2.8%):
Mobile TeleSystems PJSC	70,140	291,828
Rostelecom PJSC	295,580	315,687
		607,515
Consumer Staples (1.3%):
Magnit PJSC, GDR	10,270	145,885
X5 Retail Group NV, Registered Shares, GDR	6,228	140,753
		286,638
Energy (1.4%):
Tatneft PAO	23,320	297,453

Materials (3.0%):
ALROSA AO	135,400	220,772
MMC Norilsk Nickel PJSC	1,037	180,310
Severstal PJSC	13,740	228,942
		630,024
Utilities (1.2%):
Federal Grid Co. Unified Energy System PJSC	98,490,000	249,779
		2,071,409
South Africa (8.8%):
Communication Services (2.0%):
Telkom SA SOC Ltd.	63,636	232,596
Vodacom Group Ltd.	21,146	188,409
		421,005
Consumer Discretionary (1.6%):
The Foschini Group Ltd.	13,996	171,681
Truworths International Ltd.	28,968	171,139
		342,820
Financials (4.0%):
Absa Group Ltd.	17,555	188,645

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Investec Ltd.	36,960	$260,273
Nedbank Group Ltd.	11,158	208,915
Standard Bank Group Ltd.	15,169	187,819
		845,652
Materials (1.2%):
African Rainbow Minerals Ltd.	13,810	125,645
Assore Ltd.	5,629	137,331
		262,976
		1,872,453
Taiwan (16.6%):
Consumer Discretionary (1.2%):
Pou Chen Corp.	255,000	269,357

Consumer Staples (2.2%):
President Chain Store Corp.	18,000	211,359
Uni-President Enterprises Corp.	96,000	250,604
		461,963
Financials (2.0%):
Mega Financial Holding Co. Ltd.	475,000	427,844

Information Technology (8.3%):
Asustek Computer, Inc.	35,000	302,643
AU Optronics Corp.	493,000	208,303
Compal Electronics, Inc.	618,000	383,581
Inventec Corp.	386,000	346,415
Pegatron Corp.	124,000	248,154
Quanta Computer, Inc.	166,000	289,254
		1,778,350
Materials (2.9%):
Formosa Chemicals & Fibre	67,000	280,895
Nan Ya Plastics Corp.	120,000	333,301
		614,196
		3,551,710
Taiwan, Province Of China (1.6%):
Consumer Discretionary (1.0%):
Ruentex Industries Ltd.	110,000	218,696

Information Technology (0.6%):
Winbond Electronics Corp.	276,000	131,080
		349,776
Thailand (9.4%):
Communication Services (1.8%):
Intouch Holdings Public Co. Ltd.	234,200	391,179

Energy (2.5%):
Esso Thailand PCL	284,400	137,230
IRPC Public Co. Ltd.	1,011,200	212,687
Thai Oil PCL	66,200	181,215
		531,132
Materials (2.3%):
PTT Global Chemical Public Co. Ltd.	72,300	181,700
The Siam Cement Public Co. Ltd.	22,900	315,911
		497,611

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Utilities (2.8%):
Ratchaburi Electricity Generating Holdings Public Co. Ltd.	371,900	$595,293
		2,015,215
Turkey (3.2%):
Communication Services (0.9%):
Turkcell Iletisim Hizmetleri AS	94,462	180,925

Consumer Discretionary (0.8%):
Tofas Turk Otomobil Fabrikasi AS	49,282	174,877

Energy (0.8%):
Tupras Turkiye Petrol Rafinerileri AS	7,942	176,896

Materials (0.7%):
Eregli Demir ve Celik Fabrikalari TAS	76,108	139,329
		672,027
Total Common Stocks (Cost $21,850,061)		20,720,922

Exchange Traded Funds (0.9%)
United States (0.9%):
iShares China Large-Capital ETF	4,421	189,307
Total Exchange Traded Funds (Cost $190,987)		189,307
Total Investments (Cost $22,041,048) — 97.9%		20,910,229
Other assets in excess of liabilities — 2.1%		442,468
NET ASSETS - 100.00%		$21,352,697

(a)                     Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2018, the fair value of these securities was $137,232 and amounted to 0.6% of net assets.

(b)                     Non-income producing security.

ETF—Exchange-Traded Fund

GDR—Global Depository Receipt

PCL—Public Company Limited

See notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets Index Futures	2	12/21/18	$103,013	$104,970	$1,957

	Total unrealized appreciation				$1,957
	Total unrealized depreciation				—
	Total net unrealized appreciation(depreciation)				$1,957

See notes to schedules of portfolio investments.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares Dividend Accelerator ETF	September 30, 2018
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.8%)
Aerospace & Defense (6.0%):
General Dynamics Corp.	240	$49,133
Lockheed Martin Corp.	951	329,008
Northrop Grumman Corp.	284	90,133
		468,274
Air Freight & Logistics (1.1%):
Expeditors International of Washington, Inc.	1,115	81,986

Building Products (1.6%):
Lennox International, Inc.	579	126,454

Commercial Services & Supplies (5.0%):
Cintas Corp.	380	75,168
Rollins, Inc.	2,930	177,821
Waste Management, Inc.	1,472	133,010
		385,999
Consumer Discretionary (10.1%):
Leggett & Platt, Inc.	867	37,966
Lowe’s Co., Inc.	811	93,119
McDonald’s Corp.	584	97,697
Nike, Inc., Class B	1,796	152,157
Pool Corp.	662	110,475
Ross Stores, Inc.	446	44,199
The Home Depot, Inc.	636	131,747
The TJX Co., Inc.	514	57,578
VF Corp.	646	60,369
		785,307
Consumer Staples (18.7%):
Altria Group, Inc.	512	30,879
Brown-Forman Corp., Class B	1,109	56,060
Church & Dwight Co., Inc.	751	44,587
Colgate-Palmolive Co.	1,720	115,154
Costco Wholesale Corp.	775	182,032
Hormel Foods Corp.	1,216	47,910
Kimberly-Clark Corp.	839	95,344
McCormick & Co., Inc.(a)	688	90,644
PepsiCo, Inc.	1,566	175,079
Sysco Corp.	1,845	135,146
The Clorox Co.	642	96,563
The Procter & Gamble Co.	2,151	179,028
Walgreens Boots Alliance, Inc.	851	62,038
Wal-Mart Stores, Inc.	1,470	138,048
		1,448,512
Electrical Equipment (1.6%):
Emerson Electric Co.	1,595	122,145

Energy (0.6%):
Exxon Mobil Corp.	517	43,955

Financials (15.0%):
Aflac, Inc.	1,090	51,306
American Financial Group, Inc.	1,804	200,190
Brown & Brown, Inc.	1,900	56,183

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Cincinnati Financial Corp.	611	$46,931
Commerce Bank, Inc.	1,538	101,539
FactSet Research Systems, Inc.	762	170,468
Marsh & McLennan Co., Inc.	1,038	85,863
Old Republic International Corp.	492	11,011
S&P Global, Inc.	131	25,596
SEI Investments Co.	913	55,784
T. Rowe Price Group, Inc.	413	45,091
Torchmark Corp.	1,294	112,177
W.R. Berkley Corp.	2,570	205,420
		1,167,559
Health Care (3.6%):
Johnson & Johnson	416	57,479
UnitedHealth Group, Inc.	598	159,092
West Pharmaceutical Services, Inc.	562	69,390
		285,961
Industrial Conglomerates (3.0%):
3M Co.	632	133,169
Carlisle Cos., Inc.	506	61,631
Roper Technologies, Inc.	138	40,877
		235,677
Information Technology (16.6%):
Automatic Data Processing, Inc.	2,095	315,632
Broadridge Financial Solutions, Inc.	1,699	224,182
Intuit, Inc.	820	186,468
Jack Henry & Associates, Inc.	1,173	187,774
Mastercard, Inc., Class A	470	104,627
Texas Instruments, Inc.	1,638	175,741
Visa, Inc., Class A	579	86,902
		1,281,326
Machinery (9.0%):
Donaldson Co., Inc.	1,737	101,198
Dover Corp.	1,138	100,747
Graco, Inc.	2,064	95,646
IDEX Corp.	842	126,856
Illinois Tool Works, Inc.	587	82,837
Nordson Corp.	188	26,113
Stanley Black & Decker, Inc.	228	33,388
Toro Co.	2,183	130,915
		697,700
Materials (4.7%):
Air Products & Chemicals, Inc.	717	119,775
AptarGroup, Inc.	1,126	121,315
Ecolab, Inc.	259	40,606
PPG Industries, Inc.	433	47,253
The Sherwin-Williams Co.	80	36,417
		365,366
Trading Companies & Distributors (1.1%):
W.W. Grainger, Inc.	244	87,208

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Utilities (2.1%):
Atmos Energy Corp.	639	$60,008
Consolidated Edison, Inc.	1,345	102,476
		162,484
Total Common Stocks (Cost $6,938,725)		7,745,913

Collateral for Securities Loaned (1.0%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18%(b)	14,078	14,078
Fidelity Investments Money Market Government Portfolio, Class I, 2.00%(b)	22,105	22,105
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18%(b)	7,040	7,040
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23%(b)	4,399	4,399
JPMorgan Prime Money Market Fund, Capital Class, 2.18%(b)	23,754	23,754
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23%(b)	8,798	8,798
Total Collateral for Securities Loaned (Cost $80,174)		80,174
Total Investments (Cost $7,018,899) — 100.8%		7,826,087
Liabilities in excess of other assets — (0.8)%		(62,212)
NET ASSETS - 100.00%		$7,763,875

(a)                     All or a portion of this security is on loan.

(b)                     Rate disclosed is the daily yield on September 30, 2018.

See notes to schedules of portfolio investments.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Multi-Factor Minimum Volatility ETF	September 30, 2018
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Communication Services (3.0%):
AT&T, Inc.	9,049	$303,865
Omnicom Group, Inc.	262	17,821
The Walt Disney Co.	845	98,814
		420,500
Consumer Discretionary (10.1%):
Best Buy Co., Inc.	953	75,629
Cracker Barrel Old Country Store, Inc.(a)	404	59,441
Darden Restaurants, Inc.	512	56,929
Dollar General Corp.	773	84,489
H&R Block, Inc.	3,586	92,340
Kohl’s Corp.	1,879	140,079
Las Vegas Sands Corp.	397	23,554
McDonald’s Corp.	2,446	409,191
Six Flags Entertainment Corp.(a)	1,023	71,426
Target Corp.	2,470	217,879
The Gap, Inc.	2,514	72,529
The Home Depot, Inc.	171	35,423
Williams-Sonoma, Inc.(a)	412	27,077
		1,365,986
Consumer Staples (17.3%):
Campbell Soup Co.	3,532	129,377
Flowers Foods, Inc.	914	17,055
General Mills, Inc.	2,749	117,987
Ingredion, Inc.	2,130	223,565
Kimberly-Clark Corp.	2,911	330,806
PepsiCo, Inc.	3,547	396,555
Sysco Corp.	1,004	73,543
The Hershey Co.	439	44,778
The Kroger Co.	8,832	257,100
The Procter & Gamble Co.	4,215	350,814
Wal-Mart Stores, Inc.	4,404	413,579
		2,355,159
Energy (2.0%):
Valero Energy Corp.	2,402	273,228

Financials (14.4%):
Aflac, Inc.	4,401	207,155
Brown & Brown, Inc.	12,184	360,281
Everest Re Group Ltd.	1,436	328,083
First American Financial Corp.	1,179	60,825
FNF Group	4,558	179,357
Hanover Insurance Group, Inc.	835	103,014
Marsh & McLennan Co., Inc.	412	34,081
New Residential Investment Corp.	10,947	195,076
Old Republic International Corp.	3,099	69,356
The Allstate Corp.	493	48,659
The Progressive Corp.	1,611	114,445
The Travelers Co., Inc.	2,047	265,516
		1,965,848
Health Care (20.3%):
AmerisourceBergen Corp.	979	90,283

See notes to schedules of portfolio investments.

Security Description	Shares	Value
CVS Health Corp.	2,167	$170,586
Encompass Health Corp.	487	37,962
HCA Holdings, Inc.	2,003	278,657
Humana, Inc.	845	286,049
Johnson & Johnson	4,000	552,680
Pfizer, Inc.	9,274	408,705
UnitedHealth Group, Inc.	1,373	365,274
Universal Health Services, Inc., Class B	546	69,801
WellCare Health Plans, Inc.(b)	1,494	478,813
		2,738,810
Industrials (11.7%):
3M Co.	388	81,755
Expeditors International of Washington, Inc.	709	52,133
L3 Technologies, Inc.	700	148,834
Lockheed Martin Corp.	1,220	422,071
Raytheon Co.	1,850	382,321
Republic Services, Inc., Class A	306	22,234
Spirit Aerosystems Holdings, Inc., Class A	712	65,269
Waste Management, Inc.	4,591	414,843
		1,589,460
Information Technology (20.8%):
Apple, Inc.	3,810	860,069
Cisco Systems, Inc.	4,215	205,059
F5 Networks, Inc.(b)	254	50,653
Genpact Ltd.	1,582	48,425
Intel Corp.	8,127	384,326
International Business Machines Corp.	2,382	360,183
MAXIMUS, Inc.	305	19,843
Microsoft Corp.	7,080	809,740
VMware, Inc., Class A(b)	621	96,913
		2,835,211
Total Common Stocks (Cost $12,434,579)		13,544,202

Collateral for Securities Loaned (0.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18%(c)	7,347	7,347
Fidelity Investments Money Market Government Portfolio, Class I, 2.00%(c)	11,537	11,537
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18%(c)	3,674	3,674
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23%(c)	2,296	2,296
JPMorgan Prime Money Market Fund, Capital Class, 2.18%(c)	12,397	12,397

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23%(c)	4,591	$4,591
Total Collateral for Securities Loaned (Cost $41,842)		41,842
Total Investments (Cost $12,476,421) — 99.9%		13,586,044
Other assets in excess of liabilities — 0.1%		16,648
NET ASSETS - 100.00%		$13,602,692

(a)                   All or a portion of this security is on loan.

(b)                   Non-income producing security.

(c)                    Rate disclosed is the daily yield on September 30, 2018.

See notes to schedules of portfolio investments.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US 500 Enhanced Volatility Wtd ETF	September 30, 2018
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Communication Services (3.0%):
AT&T, Inc.	75,619	$2,539,286
Cable One, Inc.	2,749	2,429,044
Cargurus, Inc.(a)	21,128	1,176,618
CBS Corp., Class B	35,250	2,025,113
CenturyLink, Inc.(b)	73,042	1,548,490
Charter Communications, Inc., Class A(a)	5,050	1,645,694
Comcast Corp., Class A	53,381	1,890,221
DISH Network Corp.(a)(b)	35,809	1,280,530
Facebook, Inc., Class A(a)	7,451	1,225,391
InterActive Corp.(a)	6,598	1,429,919
Netflix, Inc.(a)	3,598	1,346,120
Omnicom Group, Inc.(b)	35,455	2,411,649
The Walt Disney Co.	27,957	3,269,292
T-Mobile US, Inc.(a)	32,092	2,252,217
Verizon Communications, Inc.	51,130	2,729,831
Viacom, Inc., Class B	65,536	2,212,495
World Wrestling Entertainment, Inc.	15,641	1,512,954
Zayo Group Holdings, Inc.(a)	68,032	2,362,071
		35,286,935
Consumer Discretionary (12.7%):
Advance Auto Parts, Inc.	11,316	1,904,822
Amazon.com, Inc.(a)	1,016	2,035,049
American Eagle Outfitters, Inc.	53,299	1,323,414
Aramark	56,172	2,416,519
AutoZone, Inc.(a)	2,854	2,213,848
Best Buy Co., Inc.	22,354	1,774,013
Bright Horizons Family Solutions, Inc.(a)	24,200	2,851,728
Burlington Stores, Inc.(a)	12,101	1,971,495
CarMax, Inc.(a)(b)	23,258	1,736,675
Carter’s, Inc.	20,562	2,027,413
Chipotle Mexican Grill, Inc.(a)(b)	2,366	1,075,394
D.R. Horton, Inc.	37,579	1,585,082
Darden Restaurants, Inc.	15,375	1,709,546
Dollar General Corp.	20,042	2,190,591
Dollar Tree, Inc.(a)(b)	15,887	1,295,585
Domino’s Pizza, Inc.	7,327	2,160,000
Dunkin’ Brands Group, Inc.(b)	44,472	3,278,475
Etsy, Inc.(a)	21,145	1,086,430
Five Below, Inc.(a)	10,676	1,388,521
Ford Motor Co.	249,987	2,312,379
Garmin Ltd.	43,964	3,079,678
Gentex Corp.	91,436	1,962,217
Genuine Parts Co.	30,107	2,992,636
Grand Canyon Education, Inc.(a)	21,625	2,439,300
GrubHub, Inc.(a)	7,498	1,039,373
Harley-Davidson, Inc.(b)	47,305	2,142,917
Hilton Worldwide Holdings, Inc.	34,988	2,826,331
Hyatt Hotels Corp., Class A	35,310	2,810,323
Kohl’s Corp.	18,573	1,384,617
L Brands, Inc.(b)	45,489	1,378,317
Las Vegas Sands Corp.	31,720	1,881,948
Lear Corp.	13,475	1,953,875
Leggett & Platt, Inc.(b)	54,061	2,367,332

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Lennar Corp., Class A	32,732	$1,528,257
LKQ Corp.(a)	44,472	1,408,428
Lowe’s Co., Inc.	17,212	1,976,282
Macy’s, Inc.	32,673	1,134,733
Marriott International, Inc., Class A	19,062	2,516,756
McDonald’s Corp.	15,739	2,632,977
MGM Resorts International(b)	52,364	1,461,479
Mohawk Industries, Inc.(a)(b)	8,151	1,429,278
Newell Brands, Inc.(b)	64,081	1,300,844
Nordstrom, Inc.	21,917	1,310,856
Norwegian Cruise Line Holdings Ltd.(a)(b)	38,804	2,228,514
NVR, Inc.(a)	633	1,564,016
Ollie’s Bargain Outlet Holdings, Inc.(a)	21,311	2,047,987
O’Reilly Automotive, Inc.(a)	5,386	1,870,666
Penske Automotive Group, Inc.	39,781	1,885,222
Polaris Industries, Inc.(b)	15,439	1,558,567
Pool Corp.	17,567	2,931,581
PulteGroup, Inc.(b)	65,474	1,621,792
PVH Corp.	14,139	2,041,672
Qurate Retail, Inc.(a)	83,169	1,847,183
Ross Stores, Inc.	22,515	2,231,237
Royal Caribbean Cruises Ltd.(b)	16,231	2,109,056
Service Corp. International(b)	67,375	2,977,975
Servicemaster Global Holdings, Inc.(a)	41,914	2,599,925
Stamps.com, Inc.(a)	5,586	1,263,553
Starbucks Corp.	43,307	2,461,570
Target Corp.	25,298	2,231,536
Texas Roadhouse, Inc.	34,230	2,371,797
The Gap, Inc.(b)	42,519	1,226,673
The Home Depot, Inc.	15,193	3,147,229
The TJX Co., Inc.	27,462	3,076,292
Thor Industries, Inc.	14,045	1,175,567
Tiffany & Co.(b)	10,966	1,414,285
Toll Brothers, Inc.	41,116	1,358,061
Tractor Supply Co.	21,356	1,940,833
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	6,824	1,925,187
Urban Outfitters, Inc.(a)	34,493	1,410,764
Weight Watchers International, Inc.(a)	15,715	1,131,323
Williams-Sonoma, Inc.	19,740	1,297,313
Yum! Brands, Inc.	33,226	3,020,576
		143,263,685
Consumer Staples (7.0%):
Altria Group, Inc.	38,928	2,347,747
Archer-Daniels-Midland Co.	67,800	3,408,306
Brown-Forman Corp., Class B	41,244	2,084,884
Church & Dwight Co., Inc.	43,916	2,607,293
Colgate-Palmolive Co.	47,970	3,211,592
Conagra Brands, Inc.	67,518	2,293,586
Constellation Brands, Inc., Class A	11,970	2,580,971
Costco Wholesale Corp.	13,904	3,265,771
General Mills, Inc.	46,100	1,978,612
Hormel Foods Corp.	69,078	2,721,673
Ingredion, Inc.	20,791	2,182,223
Kellogg Co.(b)	33,660	2,356,873
Kimberly-Clark Corp.	20,529	2,332,916

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Lamb Weston Holdings, Inc.	39,348	$2,620,577
McCormick & Co., Inc.(b)	20,602	2,714,314
Molson Coors Brewing Co., Class B	25,143	1,546,295
Mondelez International, Inc., Class A	64,348	2,764,390
Monster Beverage Corp.(a)	26,677	1,554,736
National Beverage Corp.(a)(b)	13,520	1,576,702
Nu Skin Enterprises, Inc., Class A	23,513	1,937,941
Philip Morris International, Inc.	22,455	1,830,981
Pilgrim’s Pride Corp.(a)	89,821	1,624,862
Post Holdings, Inc.(a)(b)	21,900	2,147,076
Sysco Corp.	35,496	2,600,082
The Clorox Co.(b)	15,114	2,273,297
The Estee Lauder Cos., Inc., Class A	15,784	2,293,731
The Hershey Co.	25,240	2,574,480
The J.M. Smucker Co.(b)	19,820	2,033,730
The Kraft Heinz Co.	36,372	2,004,461
The Kroger Co.	49,844	1,450,959
The Procter & Gamble Co.	41,248	3,433,070
Tyson Foods, Inc., Class A	35,169	2,093,611
US Foods Holding Corp.(a)	52,013	1,603,041
Walgreens Boots Alliance, Inc.	28,032	2,043,533
		78,094,316
Energy (3.6%):
Apache Corp.(b)	34,124	1,626,691
Centennial Resource Development, Inc.(a)(b)	65,576	1,432,836
Chevron Corp.	21,344	2,609,944
Cimarex Energy Co.(b)	18,367	1,707,029
ConocoPhillips	26,952	2,086,085
Continental Resources, Inc.(a)	24,189	1,651,625
Core Laboratories N.V.	14,899	1,725,751
Diamondback Energy, Inc.(b)	11,045	1,493,174
EOG Resources, Inc.	17,716	2,260,030
Exxon Mobil Corp.	33,751	2,869,510
HollyFrontier Corp.	21,179	1,480,412
Marathon Petroleum Corp.(b)	21,318	1,704,800
Newfield Exploration Co.(a)	49,997	1,441,414
Occidental Petroleum Corp.	29,363	2,412,758
ONEOK, Inc.	43,975	2,981,065
PBF Energy, Inc.	31,763	1,585,291
Peabody Energy Corp.	45,724	1,629,603
Phillips 66	21,772	2,454,140
The Williams Cos., Inc.	80,091	2,177,674
Valero Energy Corp.	18,263	2,077,416
		39,407,248
Financials (20.8%):
Affiliated Managers Group, Inc.	14,928	2,040,956
Aflac, Inc.	78,568	3,698,195
Ally Financial, Inc.	91,912	2,431,072
American Financial Group, Inc.	30,129	3,343,415
Ameriprise Financial, Inc.	15,066	2,224,646
Arthur J. Gallagher & Co.	47,211	3,514,387
Associated Banc-Corp.(b)	83,858	2,180,308
Athene Holding Ltd., Class A(a)	45,670	2,359,312

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Bank of America Corp.	73,169	$2,155,559
Bank Ozk	50,501	1,917,018
BB&T Corp.	47,597	2,310,358
BlackRock, Inc., Class A	4,739	2,233,633
BOK Financial Corp.(b)	25,711	2,501,166
Brown & Brown, Inc.	116,256	3,437,690
CBOE Holdings, Inc.	22,669	2,175,317
Citizens Financial Group, Inc.	54,107	2,086,907
CME Group, Inc.	15,535	2,644,212
CNA Financial Corp.	61,419	2,803,777
Comerica, Inc.	24,433	2,203,857
Commerce Bank, Inc.	39,871	2,632,283
Credit Acceptance Corp.(a)(b)	4,145	1,815,800
Cullen/Frost Bankers, Inc.(b)	22,278	2,326,714
Discover Financial Services	31,311	2,393,726
E*TRADE Financial Corp.(a)	35,129	1,840,408
East West Bancorp, Inc.	36,337	2,193,665
Eaton Vance Corp.	52,975	2,784,366
Erie Indemnity Co., Class A	24,636	3,141,829
FactSet Research Systems, Inc.(b)	11,728	2,623,671
Fifth Third BanCorp	66,335	1,852,073
First American Financial Corp.	49,502	2,553,808
First Citizens BancShares, Inc., Class A	4,861	2,198,533
First Republic Bank(b)	28,291	2,715,936
FNF Group	66,986	2,635,899
Green Dot Corp.(a)	18,446	1,638,374
Hanover Insurance Group, Inc.	23,170	2,858,483
Huntington Bancshares, Inc.	155,381	2,318,285
IBERIABANK Corp.	29,152	2,371,515
Intercontinental Exchange, Inc.	38,042	2,848,965
Invesco Ltd.(b)	82,373	1,884,694
JPMorgan Chase & Co.	21,749	2,454,157
Kemper Corp.	21,704	1,746,087
KeyCorp	102,137	2,031,505
Lincoln National Corp.	32,789	2,218,504
Loews Corp.	65,123	3,271,128
LPL Financial Holdings, Inc.(b)	29,417	1,897,691
M&T Bank Corp.(b)	15,371	2,529,144
MarketAxess Holdings, Inc.	14,255	2,544,375
Marsh & McLennan Co., Inc.	42,129	3,484,911
MGIC Investment Corp.(a)	103,569	1,378,503
Moody’s Corp.	15,925	2,662,660
Morgan Stanley	42,583	1,983,090
Morningstar, Inc.	20,902	2,631,562
MSCI, Inc.	15,573	2,762,806
Nasdaq, Inc.	32,075	2,752,035
New York Community Bancorp, Inc.(b)	202,171	2,096,514
Northern Trust Corp.(b)	22,321	2,279,644
Old Republic International Corp.	145,872	3,264,615
Onemain Holdings, Inc.(a)	55,390	1,861,658
PacWest Bancorp(b)	52,438	2,498,671
People’s United Financial, Inc.(b)	171,574	2,937,346
Pinnacle Financial Partners, Inc.	35,683	2,146,332
Primerica, Inc.	19,767	2,382,912
Principal Financial Group, Inc.	41,150	2,410,979
Prosperity Bancshares, Inc.(b)	33,330	2,311,436

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Prudential Financial, Inc.	22,944	$2,324,686
Raymond James Financial, Inc.	22,685	2,088,154
Regions Financial Corp.	112,601	2,066,228
Reinsurance Group of America, Inc.	18,592	2,687,660
S&P Global, Inc.	15,453	3,019,362
Santander Consumer USA Holdings, Inc.	73,046	1,463,842
SEI Investments Co.	36,680	2,241,148
Signature Bank	18,054	2,073,321
SLM Corp.(a)(b)	205,504	2,291,370
State Street Corp.	23,244	1,947,382
SunTrust Banks, Inc.	33,426	2,232,523
SVB Financial Group(a)	4,340	1,349,002
Synchrony Financial	59,015	1,834,186
Synovus Financial Corp.	45,951	2,104,096
T. Rowe Price Group, Inc.	20,146	2,199,540
TD Ameritrade Holding Corp.	33,294	1,758,922
Texas Capital Bancshares, Inc.(a)	23,801	1,967,153
The Allstate Corp.	33,557	3,312,076
The Bank of New York Mellon Corp.	43,836	2,235,198
The Charles Schwab Corp.	39,253	1,929,285
The PNC Financial Services Group, Inc.	17,320	2,358,811
The Progressive Corp.	46,235	3,284,534
The Travelers Co., Inc.	23,056	2,990,594
Torchmark Corp.	33,625	2,914,951
U.S. Bancorp	54,980	2,903,494
Umpqua Holdings Corp.	106,077	2,206,402
Unum Group	40,661	1,588,625
W.R. Berkley Corp.	46,002	3,676,940
Webster Financial Corp.(b)	33,573	1,979,464
Wells Fargo & Co.	42,799	2,249,515
Western Alliance BanCorp(a)	42,271	2,404,797
Wintrust Financial Corp.	26,400	2,242,416
Zions BanCorp	43,652	2,189,148
		232,543,902
Health Care (9.1%):
AbbVie, Inc.	16,615	1,571,447
ABIOMED, Inc.(a)	3,468	1,559,733
Align Technology, Inc.(a)	3,737	1,461,989
Anthem, Inc.	9,598	2,630,332
athenahealth, Inc.(a)	9,409	1,257,042
BIO-RAD Laboratories, Inc., Class A(a)	6,720	2,103,293
Bio-Techne Corp.	11,715	2,391,149
Centene Corp.(a)	16,374	2,370,628
Cerner Corp.(a)	32,861	2,116,578
Chemed Corp.	8,979	2,869,509
Cigna Corp.(b)	11,226	2,337,815
Danaher Corp.	28,165	3,060,409
Encompass Health Corp.	29,072	2,266,162
Exelixis, Inc.(a)	54,978	974,210
Globus Medical, Inc., Class A(a)(b)	39,335	2,232,655
HCA Holdings, Inc.	17,769	2,472,023
HealthEquity, Inc.(a)	15,991	1,509,710
Henry Schein, Inc.(a)(b)	26,147	2,223,279
Hill-Rom Holdings, Inc.	27,401	2,586,654

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Humana, Inc.	9,336	$3,160,422
ICU Medical, Inc.(a)	6,226	1,760,402
IDEXX Laboratories, Inc.(a)	7,558	1,886,930
Illumina, Inc.(a)	4,704	1,726,650
Integra LifeSciences Holdings Corp.(a)	37,067	2,441,603
IQVIA Holdings, Inc.(a)	18,429	2,390,978
Jazz Pharmaceuticals PLC(a)	13,317	2,238,987
Laboratory Corp. of America Holdings(a)	16,879	2,931,545
Masimo Corp.(a)	17,067	2,125,524
Medidata Solutions, Inc.(a)(b)	18,082	1,325,591
Mednax, Inc.(a)	40,798	1,903,635
Mettler-Toledo International, Inc.(a)	3,937	2,397,554
Mylan NV(a)	44,681	1,635,325
Neogen Corp.(a)	25,235	1,805,060
Penumbra, Inc.(a)	9,064	1,356,881
Perrigo Co. PLC	24,305	1,720,794
Pfizer, Inc.	83,736	3,690,245
Quest Diagnostics, Inc.	22,891	2,470,168
Regeneron Pharmaceuticals, Inc.(a)	4,487	1,812,928
ResMed, Inc.	25,739	2,968,736
Thermo Fisher Scientific, Inc.	11,299	2,757,860
United Therapeutics Corp.(a)	12,939	1,654,639
UnitedHealth Group, Inc.	10,394	2,765,220
Universal Health Services, Inc., Class B	18,488	2,363,506
Veeva Systems, Inc.(a)	15,032	1,636,534
WellCare Health Plans, Inc.(a)	7,222	2,314,579
Zimmer Biomet Holdings, Inc.	19,107	2,511,997
Zoetis, Inc.	26,746	2,448,864
		102,197,774
Industrials (19.6%):
3M Co.	11,402	2,402,515
A.O. Smith Corp.	40,655	2,169,757
Acuity Brands, Inc.	9,866	1,550,935
AGCO Corp.	32,223	1,958,836
Air Lease Corp.	56,744	2,603,414
Alaska Air Group, Inc.	23,095	1,590,322
Allegion PLC	29,897	2,707,771
Allison Transmission Holdings, Inc.	36,994	1,924,058
AMERCO, Inc.	5,574	1,987,967
American Airlines Group, Inc.(b)	38,530	1,592,445
AMETEK, Inc.	35,326	2,794,994
ASGN, Inc.(a)	21,277	1,679,394
C.H. Robinson Worldwide, Inc.	22,962	2,248,439
Carlisle Cos., Inc.	17,508	2,132,474
Cintas Corp.	12,994	2,570,343
Copart, Inc.(a)	38,845	2,001,683
Costar Group, Inc.(a)	5,533	2,328,508
CSX Corp.	30,042	2,224,610
Curtiss-Wright Corp.	15,980	2,195,972
Delta Air Lines, Inc.	37,937	2,193,896
Dover Corp.	26,264	2,325,152
Eaton Corp. PLC, ADR	30,549	2,649,515
EMCOR Group, Inc.	28,768	2,160,764
Emerson Electric Co.	30,371	2,325,811
Equifax, Inc.(b)	17,578	2,295,159

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Expeditors International of Washington, Inc.	29,952	$2,202,371
Fastenal Co.(b)	32,638	1,893,657
FedEx Corp.	9,385	2,259,814
Fortive Corp.(b)	28,377	2,389,343
Fortune Brands Home & Security, Inc.	41,910	2,194,408
Gardner Denver Holdings, Inc.(a)	57,624	1,633,064
General Dynamics Corp.	14,026	2,871,403
Genesee & Wyoming, Inc., Class A(a)	28,110	2,557,729
Graco, Inc.	57,317	2,656,070
Harris Corp.	13,950	2,360,480
HEICO Corp.(b)	22,444	2,078,539
Hexcel Corp.	42,088	2,822,000
Hubbell, Inc.	17,686	2,362,319
Huntington Ingalls Industries, Inc.	8,118	2,078,857
IDEX Corp.	16,552	2,493,724
Ingersoll-Rand PLC	22,402	2,291,725
Insperity, Inc.	13,088	1,543,730
J.B. Hunt Transport Services, Inc.	19,781	2,352,752
Jacobs Engineering Group, Inc.	26,737	2,045,381
Johnson Controls International PLC(b)	55,929	1,957,515
Kansas City Southern	20,225	2,291,088
KAR Auction Services, Inc.	49,774	2,971,010
Kirby Corp.(a)(b)	23,322	1,918,235
Knight-Swift Transportation Holdings, Inc.(b)	46,369	1,598,803
L3 Technologies, Inc.	12,408	2,638,189
Landstar System, Inc.	19,433	2,370,826
Lennox International, Inc.	10,275	2,244,060
Lincoln Electric Holdings, Inc.	25,414	2,374,684
ManpowerGroup, Inc.	17,902	1,538,856
Masco Corp.	58,755	2,150,433
MSC Industrial Direct Co., Inc., Class A	28,972	2,552,723
Nordson Corp.(b)	16,590	2,304,351
Norfolk Southern Corp.	12,107	2,185,314
Northrop Grumman Corp.	7,375	2,340,604
Old Dominion Freight Line, Inc.	12,055	1,943,989
Oshkosh Corp.	26,147	1,862,712
PACCAR, Inc.	30,150	2,055,929
Parker-Hannifin Corp.	11,840	2,177,731
Quanta Services, Inc.(a)	72,323	2,414,142
Raytheon Co.	12,938	2,673,767
Republic Services, Inc., Class A	46,888	3,406,882
Robert Half International, Inc.	28,597	2,012,657
Rollins, Inc.	48,458	2,940,916
Roper Technologies, Inc.	8,597	2,546,518
Schneider National, Inc.(b)	67,392	1,683,452
Sensata Technologies Holding PLC, ADR(a)	42,872	2,124,308
Snap-on, Inc.(b)	11,833	2,172,539
Southwest Airlines Co.	33,214	2,074,214
Spirit Aerosystems Holdings, Inc., Class A	25,180	2,308,251
Stanley Black & Decker, Inc.(b)	14,661	2,146,957
Stericycle, Inc.(a)	31,118	1,826,004
Teledyne Technologies, Inc.(a)	10,075	2,485,301
The Boeing Co.	5,667	2,107,557
The Middleby Corp.(a)(b)	11,646	1,506,410
Toro Co.	40,107	2,405,217

See notes to schedules of portfolio investments.

Security Description	Shares	Value
TransDigm Group, Inc.(a)	8,074	$3,005,950
TransUnion	32,075	2,360,079
Trex Co., Inc.(a)	14,271	1,098,582
Trinity Industries, Inc.	68,573	2,512,515
Union Pacific Corp.(b)	16,970	2,763,225
United Continental Holdings, Inc.(a)	21,661	1,929,129
United Parcel Service, Inc., Class B	20,213	2,359,867
United Rentals, Inc.(a)	10,054	1,644,834
United Technologies Corp.	23,052	3,222,900
Verisk Analytics, Inc., Class A(a)	25,644	3,091,383
W.W. Grainger, Inc.	5,053	1,805,993
WABCO Holdings, Inc.(a)(b)	19,114	2,254,305
Wabtec Corp.	24,220	2,540,194
Waste Management, Inc.	33,897	3,062,933
Watsco, Inc.	12,038	2,143,968
Woodward, Inc.	32,716	2,645,416
XPO Logistics, Inc.(a)	15,476	1,766,895
Xylem, Inc.	26,927	2,150,659
		220,373,071
Information Technology (11.6%):
Accenture PLC, Class A	13,587	2,312,507
Adobe Systems, Inc.(a)	7,367	1,988,722
Advanced Micro Devices, Inc.(a)(b)	42,033	1,298,399
Akamai Technologies, Inc.(a)	25,201	1,843,453
Alliance Data Systems Corp.	8,687	2,051,522
Analog Devices, Inc.	23,169	2,142,205
ANSYS, Inc.(a)	13,950	2,604,186
Apple, Inc.	10,340	2,334,152
Applied Materials, Inc.	32,804	1,267,875
Arrow Electronics, Inc.(a)(b)	30,345	2,237,033
Aspen Technology, Inc.(a)(b)	19,984	2,276,377
Automatic Data Processing, Inc.	19,190	2,891,165
Black Knight, Inc.(a)	64,374	3,344,229
Blackbaud, Inc.	17,041	1,729,321
Booz Allen Hamilton Holdings Corp.	56,715	2,814,765
Broadcom, Inc.	7,098	1,751,290
Broadridge Financial Solutions, Inc.	16,044	2,117,006
CACI International, Inc., Class A(a)	11,425	2,103,914
CDK Global, Inc.	52,244	3,268,384
CDW Corp. of Delaware	28,350	2,520,883
Coherent, Inc.(a)	6,330	1,089,963
CommScope Holding Co., Inc.(a)	37,230	1,145,195
DXC Technology Co.	26,171	2,447,512
F5 Networks, Inc.(a)	13,384	2,669,037
Fair Isaac Corp.(a)	10,692	2,443,657
Fidelity National Information Services, Inc.(b)	29,948	3,266,428
First Data Corp., Class A(a)	59,687	1,460,541
Fiserv, Inc.(a)	43,540	3,586,826
FleetCor Technologies, Inc.(a)	11,310	2,576,870
Genpact Ltd.	90,294	2,763,899
Global Payments, Inc.	19,680	2,507,232
Hewlett Packard Enterprises Co.	116,002	1,891,993
HP, Inc.	93,694	2,414,494
IPG Photonics Corp.(a)	5,747	896,934
Jabil Circuit, Inc.	67,418	1,825,679

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Jack Henry & Associates, Inc.	17,940	$2,871,835
Leidos Holdings, Inc.	36,191	2,502,970
LogMeIn, Inc.	13,568	1,208,909
Marvell Technology Group Ltd., ADR	74,856	1,444,721
Mastercard, Inc., Class A	11,417	2,541,538
Micron Technology, Inc.(a)	21,243	960,821
MKS Instruments, Inc.	14,171	1,135,806
Monolithic Power Systems, Inc.	12,987	1,630,258
Nvidia Corp.	5,446	1,530,435
ON Semiconductor Corp.(a)	74,411	1,371,395
Paychex, Inc.	42,805	3,152,588
Paycom Software, Inc.(a)	7,609	1,182,515
PayPal Holdings, Inc.(a)	21,684	1,904,723
PTC, Inc.(a)	21,871	2,322,481
Sabre Corp.	72,131	1,881,176
Salesforce.com, Inc.(a)	14,161	2,252,024
Seagate Technology PLC(b)	29,104	1,378,074
Skyworks Solutions, Inc.	21,183	1,921,510
Texas Instruments, Inc.(b)	18,582	1,993,662
The Trade Desk, Inc., Class A(a)	4,157	627,333
Total System Services, Inc.	27,897	2,754,550
Tyler Technologies, Inc.(a)	11,594	2,841,225
Universal Display Corp.(b)	8,316	980,456
VeriSign, Inc.(a)	17,231	2,759,028
Visa, Inc., Class A	19,069	2,862,066
WEX, Inc.(a)	12,551	2,519,739
Xilinx, Inc.	23,227	1,862,109
		130,277,595
Materials (5.5%):
Air Products & Chemicals, Inc.	18,343	3,064,198
AptarGroup, Inc.	28,592	3,080,502
Ball Corp.	71,323	3,137,499
Berry Global Group, Inc.(a)	53,393	2,583,687
Celanese Corp., Series A	19,602	2,234,628
Eastman Chemical Co.	25,896	2,478,765
Ecolab, Inc.	21,983	3,446,495
FMC Corp.	24,937	2,174,008
Freeport-McMoRan, Inc.	86,437	1,203,203
Huntsman Corp.	58,529	1,593,745
International Paper Co.	42,811	2,104,161
Lyondellbasell Industries NV, Class A	19,019	1,949,638
Martin Marietta Materials, Inc.(b)	11,490	2,090,606
NewMarket Corp.	6,113	2,478,883
Nucor Corp.(b)	31,353	1,989,348
Olin Corp.	62,537	1,605,950
Packaging Corp. of America	20,761	2,277,274
PPG Industries, Inc.	22,964	2,506,061
Reliance Steel & Aluminum Co.	22,639	1,930,880
RPM International, Inc.	33,468	2,173,412
Sonoco Products Co.	56,050	3,110,775
Steel Dynamics, Inc.	37,548	1,696,794
The Chemours Co.	38,562	1,520,885
The Sherwin-Williams Co.	5,479	2,494,096
U.S. Steel Corp.	36,360	1,108,253

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Vulcan Materials Co.(b)	19,650	$2,185,080
Westlake Chemical Corp.	18,766	1,559,642
WestRock Co.	44,366	2,370,919
		62,149,387
Real Estate (0.4%):
CBRE Group, Inc., Class A(a)	57,826	2,550,126
Jones Lang LaSalle, Inc.	14,427	2,082,105
		4,632,231
Utilities (6.3%):
Alliant Energy Corp.	78,980	3,362,179
American Electric Power Co., Inc.	46,593	3,302,512
Aqua America, Inc.(b)	82,335	3,038,162
Atmos Energy Corp.	39,755	3,733,392
Consolidated Edison, Inc.	43,321	3,300,627
Dominion Resources, Inc.(b)	43,618	3,065,473
DTE Energy Co.(b)	32,304	3,525,336
Duke Energy Corp.	42,683	3,415,494
Eversource Energy	55,953	3,437,752
Exelon Corp.	84,785	3,701,713
IDACORP, Inc.	32,043	3,179,627
MDU Resources Group, Inc.	115,502	2,967,246
National Fuel Gas Co.(b)	59,416	3,330,861
NextEra Energy, Inc.	22,183	3,717,870
OGE Energy Corp.	91,571	3,325,859
Pinnacle West Capital Corp.	43,217	3,421,922
PPL Corp.(b)	90,745	2,655,199
Public Service Enterprise Group, Inc.	63,594	3,357,127
UGI Corp.	71,103	3,944,794
WEC Energy Group, Inc.	51,379	3,430,062
Xcel Energy, Inc.	67,930	3,206,975
		70,420,182
Total Common Stocks (Cost $1,036,699,066)		1,118,646,326

Investment Companies (0.3%)
JPMorgan U.S. Treasury Plus Money Market Fund, Class L, 1.98%	3,227,561	3,227,561
Total Investment Companies (Cost $3,227,561)		3,227,561

Collateral for Securities Loaned (7.4%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18%(c)	14,513,669	14,513,669
Fidelity Investments Money Market Government Portfolio, Class I, 2.00%(c)	22,790,034	22,790,034
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18%(c)	7,257,677	7,257,677
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23%(c)	4,535,266	4,535,266
JPMorgan Prime Money Market Fund, Capital Class, 2.18%(c)	24,490,239	24,490,239

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23%(c)	9,070,533	$9,070,533
Total Collateral for Securities Loaned (Cost $82,657,418)		82,657,418
Total Investments (Cost $1,122,584,045) — 107.3%		1,204,531,305
Liabilities in excess of other assets — (7.3)%		(81,906,770)
NET ASSETS - 100.00%		$1,122,624,535

(a)      Non-income producing security.

(b)      All or a portion of this security is on loan.

(c)       Rate disclosed is the daily yield on September 30, 2018.

ADR—American Depositary Receipt

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	23	12/21/18	$3,353,543	$3,356,850	$3,307

	Total unrealized appreciation				$3,307
	Total unrealized depreciation				—
	Total net unrealized appreciation(depreciation)				$3,307

See notes to schedules of portfolio investments.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	September 30, 2018
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Communication Services (4.6%):
AT&T, Inc.	251,592	$8,448,459
CenturyLink, Inc.(a)	243,017	5,151,960
Omnicom Group, Inc.(a)	117,961	8,023,707
Verizon Communications, Inc.	170,115	9,082,441
Viacom, Inc., Class B(a)	218,053	7,361,469
		38,068,036
Consumer Discretionary (11.2%):
Ford Motor Co.	831,742	7,693,614
Garmin Ltd.	146,271	10,246,284
Genuine Parts Co.(a)	100,167	9,956,600
Harley-Davidson, Inc.(a)	157,391	7,129,812
Kohl’s Corp.	61,795	4,606,817
L Brands, Inc.(a)	151,350	4,585,905
Las Vegas Sands Corp.	105,541	6,261,748
Leggett & Platt, Inc.(a)	179,868	7,876,420
Macy’s, Inc.(a)	108,712	3,775,568
McDonald’s Corp.	52,370	8,760,977
Newell Brands, Inc.(a)	213,206	4,328,082
Penske Automotive Group, Inc.	132,356	6,272,351
Target Corp.	84,175	7,425,077
The Gap, Inc.(a)	141,468	4,081,352
		93,000,607
Consumer Staples (14.2%):
Altria Group, Inc.	129,518	7,811,231
Archer-Daniels-Midland Co.	225,577	11,339,756
Colgate-Palmolive Co.	159,598	10,685,086
General Mills, Inc.(a)	153,387	6,583,370
Ingredion, Inc.	69,174	7,260,503
Kellogg Co.(a)	111,987	7,841,330
Kimberly-Clark Corp.	68,307	7,762,407
Molson Coors Brewing Co., Class B	83,656	5,144,844
Philip Morris International, Inc.	74,708	6,091,690
The Clorox Co.(a)	50,286	7,563,517
The Hershey Co.	83,981	8,566,062
The J.M. Smucker Co.(a)	65,940	6,766,103
The Kraft Heinz Co.	121,015	6,669,137
The Procter & Gamble Co.	137,241	11,422,569
Walgreens Boots Alliance, Inc.	93,262	6,798,800
		118,306,405
Energy (7.0%):
Chevron Corp.	71,020	8,684,326
Exxon Mobil Corp.	112,293	9,547,150
Occidental Petroleum Corp.	97,693	8,027,434
ONEOK, Inc.	146,306	9,918,083
Phillips 66	72,441	8,165,550
The Williams Cos., Inc.	266,472	7,245,374
Valero Energy Corp.	60,767	6,912,246
		58,500,163
Financials (18.6%):
American Financial Group, Inc.	100,240	11,123,633

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Ameriprise Financial, Inc.	50,123	$7,401,162
BB&T Corp.	158,362	7,686,891
CNA Financial Corp.	204,349	9,328,532
Erie Indemnity Co., Class A	81,966	10,453,124
First American Financial Corp.	164,702	8,496,976
FNF Group	222,869	8,769,895
Huntington Bancshares, Inc.	516,973	7,713,237
Invesco Ltd.(a)	274,069	6,270,699
KeyCorp	339,823	6,759,079
New York Community Bancorp, Inc.(a)	672,649	6,975,370
Old Republic International Corp.	485,334	10,861,775
PacWest Bancorp	174,470	8,313,496
People’s United Financial, Inc.(a)	570,852	9,772,987
Principal Financial Group, Inc.	136,911	8,021,615
Prudential Financial, Inc.	76,338	7,734,566
Umpqua Holdings Corp.	352,934	7,341,027
Unum Group	135,281	5,285,429
Wells Fargo & Co.	142,398	7,484,439
		155,793,932
Health Care (2.1%):
AbbVie, Inc.	55,283	5,228,666
Pfizer, Inc.	278,607	12,278,210
		17,506,876
Industrials (8.3%):
3M Co.	37,940	7,994,337
Eaton Corp. PLC, ADR	101,637	8,814,977
Emerson Electric Co.	101,049	7,738,332
Fastenal Co.(a)	108,595	6,300,682
Hubbell, Inc.	58,842	7,859,526
Johnson Controls International PLC	186,087	6,513,045
MSC Industrial Direct Co., Inc., Class A	96,394	8,493,275
United Parcel Service, Inc., Class B	67,248	7,851,204
Watsco, Inc.	40,051	7,133,083
		68,698,461
Information Technology (2.5%):
Broadcom, Inc.	23,620	5,827,763
Paychex, Inc.	142,416	10,488,938
Seagate Technology PLC(a)	96,835	4,585,137
		20,901,838
Materials (7.4%):
Air Products & Chemicals, Inc.	61,031	10,195,229
International Paper Co.	142,439	7,000,877
Lyondellbasell Industries NV, Class A	63,277	6,486,525
Nucor Corp.(a)	104,319	6,619,041
Olin Corp.	208,072	5,343,289
Packaging Corp. of America(a)	69,075	7,576,837
Sonoco Products Co.	186,492	10,350,306
WestRock Co.	147,616	7,888,599
		61,460,703
Utilities (23.5%):
Alliant Energy Corp.	262,782	11,186,630
American Electric Power Co., Inc.	155,016	10,987,534

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Consolidated Edison, Inc.	144,136	$10,981,722
Dominion Resources, Inc.(a)	145,119	10,198,963
DTE Energy Co.	107,476	11,728,856
Duke Energy Corp.	142,009	11,363,560
Eversource Energy	186,167	11,438,100
Exelon Corp.	282,089	12,316,006
IDACORP, Inc.	106,612	10,579,109
MDU Resources Group, Inc.	384,288	9,872,359
National Fuel Gas Co.(a)	197,687	11,082,333
NextEra Energy, Inc.(a)	73,810	12,370,556
OGE Energy Corp.	304,666	11,065,469
Pinnacle West Capital Corp.	143,788	11,385,134
PPL Corp.(a)	301,917	8,834,091
Public Service Enterprise Group, Inc.	211,584	11,169,519
WEC Energy Group, Inc.	170,941	11,412,021
Xcel Energy, Inc.	226,010	10,669,932
		198,641,894
Total Common Stocks (Cost $819,262,627)		830,878,915

Investment Companies (0.4%)
JPMorgan U.S. Treasury Plus Money Market Fund, Class L, 1.98%	2,969,094	2,969,094
Total Investment Companies (Cost $2,969,094)		2,969,094

Collateral for Securities Loaned (8.0%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18%(b)	11,730,885	11,730,885
Fidelity Investments Money Market Government Portfolio, Class I, 2.00%(b)	18,420,379	18,420,379
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18%(b)	5,866,124	5,866,124
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23%(b)	3,665,696	3,665,696
JPMorgan Prime Money Market Fund, Capital Class, 2.18%(b)	19,794,595	19,794,595
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23%(b)	7,331,391	7,331,391
Total Collateral for Securities Loaned (Cost $66,809,070)		66,809,070
Total Investments (Cost $889,040,791) — 107.8%		900,657,079
Liabilities in excess of other assets — (7.8)%		(64,991,405)
NET ASSETS - 100.00%		$835,665,674

(a)      All or a portion of this security is on loan.

(b)      Rate disclosed is the daily yield on September 30, 2018.

ADR—American Depositary Receipt

PLC—Public Limited Company

See notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	25	12/21/18	$3,627,718	$3,648,750	$21,032

	Total unrealized appreciation				$21,032
	Total unrealized depreciation				—
	Total net unrealized appreciation(depreciation)				$21,032

See notes to schedules of portfolio investments.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Discovery Enhanced Volatility Wtd ETF	September 30, 2018
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Communication Services (2.8%):
Cars.com, Inc.(a)	10,686	$295,040
Emerald Expositions Events, Inc.	20,121	331,594
Gray Television, Inc.(a)	12,653	221,428
Loral Space & Communications, Inc.(a)	11,070	502,579
Marcus Corp.	9,539	401,115
MSG Networks, Inc., Class A(a)	12,528	323,222
QuinStreet, Inc.(a)	11,194	151,903
Shenandoah Telecommunications Co.	8,076	312,945
Sinclair Broadcast Group, Inc., Class A	9,608	272,387
Techtarget, Inc.(a)	9,532	185,111
TEGNA, Inc.	25,793	308,484
XO Group, Inc.(a)	9,357	322,629
		3,628,437
Consumer Discretionary (16.5%):
Acushnet Holdings Corp.	14,396	394,882
American Axle & Manufacturing Holdings, Inc.(a)	16,270	283,749
American Outdoor Brands Corp.(a)	10,523	163,422
American Public Education, Inc.(a)	4,841	159,995
America’s Car-Mart, Inc./TX(a)	2,872	224,590
Asbury Automotive Group, Inc.(a)	5,175	355,781
Bed Bath & Beyond, Inc.	13,554	203,310
Big Lots, Inc.	7,008	292,864
BJ’s Restaurants, Inc.	3,811	275,154
Bloomin’ Brands, Inc.	19,990	395,602
Bluegreen Vacations Corp.	13,058	233,608
Bojangles’, Inc.(a)	22,852	358,776
Boot Barn Holdings, Inc.(a)	7,435	211,228
Brinker International, Inc.(b)	7,346	343,279
Caleres, Inc.	7,872	282,290
Cambium Learning Group, Inc.(a)	12,017	142,281
Carriage Services, Inc.	24,532	528,665
Cavco Industries, Inc.(a)	1,191	301,323
Century Communities, Inc.(a)	10,104	265,230
Chico’s FAS, Inc.	23,411	202,973
Chuy’s Holdings, Inc.(a)	9,930	260,663
Citi Trends, Inc.	8,073	232,260
Conn’s, Inc.(a)	3,974	140,481
Cooper-Standard Holding(a)	2,962	355,381
Dave & Buster’s Entertainment, Inc.	4,716	312,294
Denny’s Corp.(a)	23,287	342,785
Dorman Products, Inc.(a)(b)	5,365	412,675
Ethan Allen Interiors, Inc.(b)	18,655	387,090
Express, Inc.(a)	19,381	214,354
Fox Factory Holding Corp.(a)	3,580	250,779
Funko, Inc.(a)	7,841	185,753
Group 1 Automotive, Inc.	3,457	224,359
Haverty Furniture Cos., Inc.(b)	15,137	334,528
Hooker Furniture Corp.	6,361	215,002
Installed Building Products, Inc.(a)	5,234	204,126
International Speedway Corp., Class A	12,724	557,310
J. Jill, Inc.(a)	21,143	130,664
Jack in the Box, Inc.	4,395	368,433
Johnson Outdoors, Inc., A	2,251	209,320

See notes to schedules of portfolio investments.

Security Description	Shares	Value
La-Z-Boy, Inc.	8,711	$275,268
LCI Industries(b)	2,782	230,350
LGI Homes, Inc.(a)(b)	4,023	190,851
Lithia Motors, Inc.	4,340	354,404
M/I Homes, Inc.(a)	13,502	323,103
MarineMax, Inc.(a)	8,129	172,741
MCBC Holdings, Inc.(a)	11,485	412,083
MDC Holdings, Inc.	10,581	312,986
Meritage Homes Corp.(a)	7,290	290,871
Michaels Cos., Inc.(a)	14,107	228,957
Monarch Casino & Resort, Inc.(a)	9,976	453,408
Monro Muffler Brake, Inc.(b)	3,975	276,660
Murphy USA, Inc.(a)	4,343	371,154
Nautilus, Inc.(a)	18,275	254,936
Nutrisystem, Inc.	5,981	221,596
Oxford Industries, Inc.	4,325	390,115
Papa John’s International, Inc.(b)	5,428	278,348
PetMed Express, Inc.(b)	6,471	213,608
Ruth’s Hospitality Group, Inc.(b)	9,962	314,301
Sally Beauty Holdings, Inc.(a)(b)	17,616	323,958
Sleep Number Corp.(a)	8,335	306,561
Sonic Corp.	8,555	370,774
Stoneridge, Inc.(a)	7,712	229,201
Sturm Ruger & Co.	5,427	374,734
Taylor Morrison Home Corp., Class A(a)	16,897	304,822
Tenneco, Inc.	7,457	314,238
The Buckle, Inc.(b)	9,596	221,188
The Cheesecake Factory, Inc.(b)	6,381	341,639
Tilly’s, Inc.	8,347	158,176
Topbuild Corp.(a)	4,564	259,326
TRI Pointe Group, Inc.(a)	20,639	255,924
Unifi, Inc.(a)	11,990	339,677
William Lyon Homes(a)	15,767	250,538
Wingstop, Inc.(b)	3,912	267,072
Winnebago Industries, Inc.	5,650	187,298
Zagg, Inc.(a)	10,113	149,167
		21,177,292
Consumer Staples (6.0%):
B&G Foods, Inc.(b)	7,721	211,941
Calavo Growers, Inc.(b)	3,427	331,048
Central Garden & Pet Co., Class A(a)	11,071	366,893
Chefs’ Warehouse, Inc.(a)	9,773	355,249
Craft Brew Alliance, Inc.(a)	20,598	336,777
Elf Beauty, Inc.(a)	11,859	150,965
Hostess Brands, Inc.(a)	20,910	231,474
Ingles Markets, Inc., Class A	7,515	257,389
Inter Parfums, Inc.(b)	5,650	364,143
J&J Snack Foods Corp.	3,515	530,378
John B. Sanfilippo & Son, Inc.	4,866	347,335
Medifast, Inc.	626	138,690
MGP Ingredients, Inc.(b)	3,065	242,074
Natural Grocers By Vitamin Cottage, Inc.(a)	6,960	117,554
PriceSmart, Inc.(b)	4,813	389,612
Primo Water Corp.(a)	16,160	291,688
Sanderson Farms, Inc.	3,054	315,692

See notes to schedules of portfolio investments.

Security Description	Shares	Value
The Simply Good Foods Co.(a)	19,887	$386,802
Tootsie Roll Industries, Inc.(b)	18,420	538,786
Turning Point Brands, Inc.	7,413	307,343
United Natural Foods, Inc.(a)	7,303	218,725
Universal Corp.	3,264	212,160
Vector Group Ltd.	34,322	472,957
WD-40 Co.(b)	2,978	512,514
		7,628,189
Energy (3.8%):
Arch Coal, Inc.	2,996	267,842
C&j Energy Services, Inc.(a)	11,222	233,418
Callon Petroleum Co.(a)	20,288	243,253
Denbury Resources, Inc.(a)	28,402	176,092
Earthstone Energy, Inc., Class A(a)	25,670	240,785
Evolution Petroleum Corp.	31,260	345,424
Exterran Corp.(a)	12,041	319,448
Gulfport Energy Corp.(a)	17,371	180,832
Laredo Petroleum, Inc.(a)	23,778	194,266
Newpark Resources, Inc.(a)	23,587	244,125
Par Pacific Holdings, Inc.(a)	14,171	289,088
Propetro Holding Corp.(a)	13,585	224,017
Rex American Resources Corp.(a)	4,174	315,346
RPC, Inc.	16,901	261,627
SEACOR Smit, Inc.	7,625	376,751
Smart Sand, Inc.(a)(b)	31,553	129,683
Solaris Oilfield Infrastructure, Inc., Class A(a)	11,827	223,412
SRC Energy, Inc.(a)	26,271	233,549
U.S. Silica Holdings, Inc.(b)	12,438	234,208
Unit Corp.(a)	6,722	175,175
		4,908,341
Financials (23.3%):
1st Source Corp.	9,278	488,208
Ameris Bancorp	8,970	409,929
AMERISAFE, Inc.	7,091	439,287
Axos Financial, Inc.(a)	8,544	293,828
BancFirst Corp.(b)	7,353	440,812
Brookline BanCorp, Inc.(b)	31,089	519,186
Capitol Federal Financial, Inc.	59,559	758,783
Centerstate Banks, Inc.	15,809	443,442
City Holding Co.(b)	6,444	494,899
Cohen & Steers, Inc.	11,440	464,579
Eagle Bancorp, Inc.(a)	8,583	434,300
Employers Holdings, Inc.	10,895	493,544
Enterprise Financial Services Corp.	11,008	583,975
FB Financial Corp.	11,461	449,042
FBL Financial Group, Inc., Class A	5,171	389,118
Federated Investors, Inc., Class B	14,254	343,806
First BanCorp	11,849	480,003
First Busey Corp.	17,706	549,771
First Commonwealth Financial Corp.	29,868	482,070
First Interstate BancSystem, Inc., Class A	12,442	557,402
First Merchants Corp.	9,893	445,086
First Midwest Bancorp, Inc.	18,611	494,866

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Great Western BanCorp, Inc.(b)	10,923	$460,841
Heartland Financial USA, Inc.	9,583	556,293
Heritage Financial Corp.	12,033	422,960
Hilltop Holdings, Inc.	19,864	400,657
Hope Bancorp, Inc.	25,754	416,442
Horace Mann Educators Corp.	10,903	489,545
Independent Bank Corp.	4,917	406,144
Independent Bank Group, Inc.	6,440	426,972
James River Group Holdings Ltd.	11,641	496,139
Kearny Financial Corp.	35,097	486,093
Kinsale Capital Group, Inc.	6,942	443,316
Lakeland Financial Corp.	11,703	543,955
LegacyTexas Financial Group, Inc.	8,175	348,255
Legg Mason, Inc.	12,569	392,530
NBT Bancorp, Inc.	13,432	515,520
Nelnet, Inc., Class A	7,893	451,243
Northwest Bancshares, Inc.	37,729	653,466
Oceanfirst Financial Corp.	21,160	575,975
Pacific Premier Bancorp, Inc.(a)	11,146	414,631
Park National Corp.	4,768	503,310
PRA Group, Inc.(a)	8,915	320,940
ProAssurance Corp.	7,302	342,829
Provident Financial Services, Inc.	23,000	564,650
Renasant Corp.	11,671	480,962
S&T Bancorp, Inc.	10,930	473,925
Safety Insurance Group, Inc.	6,169	552,742
Sandy Spring BanCorp	14,315	562,723
Seacoast Banking Corp. of Florida(a)	12,520	365,584
ServisFirst Bancshares, Inc.	10,554	413,189
Simmons First National Corp., Class A	14,407	424,286
Southside Bancshares, Inc.	15,224	529,795
Tompkins Financial Corp.	5,673	460,591
Towne Bank	18,320	565,173
Trustmark Corp.(b)	14,992	504,481
Union Bankshares Corp.	11,761	453,151
Universal Insurance Holdings, Inc.	8,429	409,228
Waddell & Reed Financial, Inc., Class A(b)	15,658	331,636
Walker & Dunlop, Inc.	7,090	374,919
Washington Federal, Inc.	16,254	520,128
WesBanco, Inc.	10,687	476,426
Westamerica BanCorp(b)	7,660	460,826
WisdomTree Investments, Inc.	37,468	317,729
		29,766,136
Health Care (6.4%):
Addus HomeCare Corp.(a)	4,919	345,068
AMN Healthcare Services, Inc.(a)	4,150	227,005
Atrion Corp.	563	391,172
Cambrex Corp.(a)(b)	5,174	353,901
CONMED Corp.	6,363	504,077
Corcept Therapeutics, Inc.(a)(b)	13,929	195,285
CorVel Corp.(a)	6,021	362,765
Eagle Pharmaceuticals, Inc.(a)	3,494	242,239
Enanta Pharmaceuticals, Inc.(a)	2,155	184,166
Innoviva, Inc.(a)	24,195	368,731
Integer Holdings Corp.(a)	4,297	356,436

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Lantheus Holdings, Inc.(a)(b)	11,884	$177,666
Lemaitre Vascular, Inc.(b)	7,199	278,889
Magellan Health, Inc.(a)	2,810	202,461
Medpace Holdings, Inc.(a)	3,257	195,127
Meridian Bioscience, Inc.	31,043	462,541
Omnicell, Inc.(a)	5,168	371,579
Orthofix Medical, Inc.(a)	5,377	310,844
Phibro Animal Health Corp., Class A	7,781	333,805
Repligen Corp.(a)	7,867	436,304
Select Medical Holdings Corp.(a)	18,805	346,012
Supernus Pharmaceuticals, Inc.(a)	5,450	274,408
The Ensign Group, Inc.	9,133	346,323
Tivity Health, Inc.(a)	12,379	397,985
US Physical Therapy, Inc.	3,244	384,738
Varex Imaging Corp.(a)	7,392	211,855
		8,261,382
Industrials (24.6%):
AAON, Inc.(b)	9,240	349,272
Acco Brands Corp.	32,387	365,973
Advanced Disposal Services, Inc.(a)	23,927	647,943
Aircastle Ltd.	20,244	443,546
Alamo Group, Inc.	4,064	372,303
Albany International Corp., Class A	4,231	336,365
Allegiant Travel Co.	1,935	245,358
Altra Industrial Motion Corp.(b)	10,661	440,299
American Railcar Industries, Inc.	9,811	452,287
American Woodmark Corp.(a)	2,618	205,382
Apogee Enterprises, Inc.	6,568	271,390
Applied Industrial Technologies, Inc.	5,179	405,257
ArcBest Corp.	3,835	186,189
Atkore International Group, Inc.(a)	10,646	282,438
BMC Stock Holdings, Inc.(a)	13,650	254,573
Brady Corp., Class A	12,210	534,188
CBIZ, Inc.(a)	24,070	570,460
Chart Industries, Inc.(a)	3,743	293,189
Comfort Systems USA, Inc.	6,851	386,396
Continental Building Products, Inc.(a)	10,991	412,712
Deluxe Corp.	8,736	497,428
DXP Enterprise, Inc.(a)	4,801	192,376
Dycom Industries, Inc.(a)	2,295	194,157
Echo Global Logistics, Inc.(a)	10,066	311,543
Encore Wire Corp.	7,613	381,411
EnPro Industries, Inc.	4,850	353,711
ESCO Technologies, Inc.	7,268	494,586
Federal Signal Corp.	11,205	300,070
Forward Air Corp.	6,672	478,383
Franklin Electric Co., Inc.	7,495	354,139
FTI Consulting, Inc.(a)	4,493	328,843
Gibraltar Industries, Inc.(a)(b)	6,977	318,151
Global Brass & Copper Holdings, Inc.	7,940	292,986
GMS, Inc.(a)	10,258	237,986
Gorman-Rupp Co.	12,893	470,594
H&E Equipment Services, Inc.	6,586	248,819
Hawaiian Holdings, Inc.	6,857	274,966

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Heartland Express, Inc.	17,980	$354,746
Herman Miller, Inc.	8,127	312,077
HNI Corp.(b)	7,791	344,674
Hub Group, Inc., Class A(a)	6,199	282,674
ICF International, Inc.	5,454	411,504
Insteel Industries, Inc.(b)	7,049	252,918
Interface, Inc.	17,046	398,024
Kadant, Inc.	4,754	512,718
Kaman Corp., Class A	7,065	471,800
KBR, Inc.	17,216	363,774
Kforce, Inc.	7,437	279,631
Kimball International, Inc., Class B(b)	29,537	494,745
Knoll, Inc.	18,114	424,773
Lindsay Corp.	4,450	446,068
Lydall, Inc.(a)	8,537	367,945
Marten Transport Ltd.	14,002	294,742
Matson, Inc.	11,467	454,552
Matthews International Corp., Class A	8,600	431,290
McGrath RentCorp	7,835	426,772
Mercury Systems, Inc.(a)(b)	3,888	215,084
Milacron Holdings Corp.(a)	18,284	370,251
Mobile Mini, Inc.	7,257	318,219
Moog, Inc., Class A	4,602	395,634
Mueller Industries, Inc.	12,808	371,176
Mueller Water Products, Inc., Class A	31,005	356,868
Multi-Color Corp.(b)	5,452	339,387
National Presto Industries, Inc.(b)	2,964	384,283
Navigant Consulting, Inc.	13,705	316,037
NV5 Global, Inc.(a)	2,443	211,808
Patrick Industries, Inc.(a)	3,741	221,467
PGT, Inc.(a)	13,018	281,189
Pitney Bowes, Inc.	42,047	297,693
Primoris Services Corp.	16,482	409,084
Raven Industries, Inc.	5,172	236,619
REV Group, Inc.	12,787	200,756
Rush Enterprises, Inc., Class A	8,282	325,565
Saia, Inc.(a)	4,041	308,934
SP Plus Corp.(a)	12,702	463,623
SPX Corp.(a)	13,056	434,895
SPX Flow, Inc.(a)	6,203	322,556
Steelcase, Inc., Class A	24,180	447,330
Sun Hydraulics Corp.	6,802	372,614
Sunrun, Inc.(a)(b)	13,283	165,241
Systemax, Inc.	6,684	220,171
The Greenbrier Cos., Inc.	5,654	339,805
Thermon Group Holdings, Inc.(a)	14,188	365,767
TrueBlue, Inc.(a)	11,041	287,618
Universal Forest Products, Inc.	11,625	410,711
US Ecology, Inc.	5,041	371,774
Vectrus, Inc.(a)	4,531	141,322
Wabash National Corp.	18,595	338,987
Werner Enterprises, Inc.(b)	8,993	317,903
WESCO International, Inc.(a)	6,497	399,241
		31,470,708

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Information Technology (8.8%):
Alarm.com Holdings, Inc.(a)	5,019	$288,091
Alpha & Omega Semiconductor Ltd.(a)	20,231	235,287
Amkor Technology, Inc.(a)	32,892	243,072
Anixter International, Inc.(a)	3,051	214,485
AppFolio, Inc.(a)	2,973	233,083
Applied Optoelectronics, Inc.(a)(b)	3,753	92,549
Axcelis Technologies, Inc.(a)	12,489	245,409
AXT, Inc.(a)	22,571	161,383
Badger Meter, Inc.(b)	6,485	343,381
Brooks Automation, Inc.	4,470	156,584
Casa Systems, Inc.(a)	9,876	145,671
Cass Information Systems, Inc.	6,157	400,944
Cohu, Inc.(b)	10,832	271,882
Control4 Corp.(a)	6,543	224,621
CSG Systems International, Inc.(b)	12,404	497,896
Ebix, Inc.(b)	4,436	351,109
Electro Scientific, Inc.(a)	8,965	156,439
ePlus, Inc.(a)	4,494	416,594
Evertec, Inc.	19,174	462,093
Fabrinet(a)	6,014	278,208
FormFactor, Inc.(a)(b)	13,793	189,654
Ichor Holdings Ltd.(a)	6,462	131,954
Insight Enterprises, Inc.(a)	5,747	310,855
InterDigital, Inc.	7,025	562,000
KEMET Corp.(a)	9,041	167,711
ManTech International Corp., Class A	5,735	363,026
MTS Systems Corp.	7,763	425,025
Nanometrics, Inc.(a)	4,138	155,258
NIC, Inc.	24,314	359,847
PC Connection, Inc.	9,786	380,578
Perficient, Inc.(a)	15,481	412,569
Photronics, Inc.(a)	23,519	231,662
Presidio, Inc.(b)	19,454	296,674
Progress Software Corp.	6,013	212,199
Rogers Corp.(a)	2,075	305,689
ScanSource, Inc.(a)	7,519	300,008
Tech Data Corp.(a)	3,220	230,455
The Hackett Group, Inc.	22,130	445,919
TTM Technologies, Inc.(a)	14,887	236,852
Ultra Clean Holdings, Inc.(a)	12,365	155,181
		11,291,897
Materials (3.4%):
Advansix, Inc.(a)	7,431	252,282
American Vanguard Corp.	11,960	215,280
Boise Cascade Co.	9,077	334,033
Carpenter Technology Corp.	5,258	309,959
Chase Corp.	2,891	347,354
Clearwater Paper Corp.(a)	5,414	160,796
Greif, Inc., Class A	5,899	316,540
Minerals Technologies, Inc.	6,767	457,449
Myers Industries, Inc.	10,844	252,123
Olympic Steel, Inc.	10,863	226,711
Rayonier Advanced Materials, Inc.	12,307	226,818

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Schnitzer Steel Industries, Inc.	9,444	$255,460
Stepan Co.	3,710	322,807
SunCoke Energy, Inc.(a)	25,525	296,601
Warrior Met Coal, Inc.	7,174	193,985
Worthington Industries, Inc.	7,308	316,874
		4,485,072
Real Estate (1.3%):
Four Corners Property Trust, Inc.	24,236	622,623
HFF, Inc., Class A	5,129	217,880
Marcus & Millichap, Inc.(a)	12,724	441,650
The RMR Group, Inc.	3,977	369,066
		1,651,219
Utilities (2.8%):
American States Water Co.	8,006	489,487
Chesapeake Utilities Corp.	5,893	494,423
MGE Energy, Inc.	9,055	578,162
Middlesex Water Co.	8,479	410,553
Otter Tail Corp.	12,278	588,116
SJW Corp.	5,839	357,055
Unitil Corp.	11,943	607,899
		3,525,695
Total Common Stocks (Cost $121,465,304)		127,794,368

Rights (0.0%)(c)
Materials (0.0%):(c)
Schulman, Inc.(a)(d)(e)	4,224	8,448
Total Right (Cost $8,448)		8,448

Investment Companies (0.2%)
JPMorgan U.S. Treasury Plus Money Market Fund, Class L , 1.98%	295,703	295,703
Total Investment Companies (Cost $295,703)		295,703

Collateral for Securities Loaned (6.9%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18%(f)	1,553,199	1,553,199
Fidelity Investments Money Market Government Portfolio, Class I, 2.00%(f)	2,438,904	2,438,904
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18%(f)	776,689	776,689
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23%(f)	485,347	485,347
JPMorgan Prime Money Market Fund, Capital Class, 2.18%(f)	2,620,854	2,620,854

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23%(f)	970,695	$970,695
Total Collateral for Securities Loaned (Cost $8,845,688)		8,845,688
Total Investments (Cost $130,615,143) — 106.8%		136,944,207
Liabilities in excess of other assets — (6.8)%		(8,709,180)
NET ASSETS - 100.00%		$128,235,027

(a)                     Non-income producing security.

(b)                     All or a portion of this security is on loan.

(c)                      Amount represents less than 0.05% of net assets.

(d)                     The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.  As of September 30, 2018, illiquid securities were less than 0.05% of the Fund’s net assets.

(e)                      Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of the Fund’s net assets as of September 30, 2018. This security is classified as Level 2 within the fair value hierarchy. See Note 2 for additional information.

(f)                       Rate disclosed is the daily yield on September 30, 2018

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Futures	5	12/21/18	$426,725	$425,200	$(1,525)

	Total unrealized appreciation				$—
	Total unrealized depreciation				(1,525)
	Total net unrealized appreciation(depreciation)				$(1,525)

See notes to schedules of portfolio investments.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares Developed Enhanced Volatility Wtd ETF	September 30, 2018
(Unaudited)

Security Description	Shares	Value
Common Stocks (95.6%)
Australia (5.1%):
Communication Services (0.2%):
Telstra Corp. Ltd.	115,533	$266,351

Consumer Discretionary (0.1%):
Aristocrat Leisure Ltd.	11,742	241,340

Consumer Staples (0.7%):
Treasury Wine Estates Ltd.	17,738	224,209
Wesfarmers Ltd.	12,080	435,201
Woolworths Ltd.	28,023	568,683
		1,228,093
Energy (0.5%):
Oil Search Ltd.	54,907	358,322
Santos Ltd.	38,295	200,927
Woodside Petroleum Ltd.	14,224	396,590
		955,839
Financials (2.0%):
Asx Ltd.	10,437	480,176
Australia & New Zealand Banking Group Ltd. (a)	21,534	438,555
Commonwealth Bank of Australia (a)	8,212	423,805
Insurance Australia Group Ltd.	67,534	357,266
Macquarie Group Ltd.	4,387	399,608
National Australia Bank Ltd. (a)	25,529	513,089
Suncorp Group Ltd.	44,388	463,865
Westpac Banking Corp. (a)	21,028	424,450
		3,500,814
Health Care (0.4%):
Cochlear Ltd.	2,115	306,680
CSL Ltd.	2,200	319,753
		626,433
Industrials (0.3%):
Brambles Ltd.	46,753	368,294
Cimic Group Ltd.	6,272	232,803
		601,097
Materials (0.7%):
BHP Billiton Ltd.	13,514	338,216
Newcrest Mining Ltd.	22,345	313,447
RIO Tinto Ltd.	6,089	346,585
South32 Ltd.	82,527	233,798
		1,232,046
Utilities (0.2%):
AGL Energy Ltd.	21,598	304,373
		8,956,386
Austria (0.6%):
Energy (0.2%):
OMV AG	4,698	263,915

Financials (0.2%):
Erste Group Bank AG	8,459	351,362

Utilities (0.2%):
Verbund AG, Class A	7,800	384,114
		999,391

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Belgium (1.8%):
Consumer Staples (0.4%):
Anheuser-Busch InBev SA/NV	3,945	$344,489
Colruyt SA (a)	6,932	392,309
		736,798
Financials (0.8%):
Ageas	8,182	439,875
Groupe Bruxelles Lambert SA	4,889	512,511
KBC Groep NV	5,315	395,509
		1,347,895
Health Care (0.2%):
UCB SA	4,172	374,870

Materials (0.4%):
Solvay SA	2,737	366,988
Umicore SA	4,577	255,948
		622,936
		3,082,499
Bermuda (0.5%):
Industrials (0.3%):
Jardine Matheson Holdings Ltd.	7,594	476,524

Real Estate (0.2%):
Hongkong Land Holdings Ltd.	70,176	464,565
		941,089
Canada (10.8%):
Communication Services (1.1%):
BCE, Inc.	17,275	699,962
Rogers Communications, Inc.	9,219	474,191
TELUS Corp.	20,832	767,953
		1,942,106
Consumer Discretionary (0.5%):
Dollarama, Inc.	8,765	276,150
Magna International, Inc.	4,575	240,352
Restaurant Brands International, Inc.	6,465	382,844
		899,346
Consumer Staples (1.0%):
Alimentation Couche-Tard, Inc., Class B	6,241	312,219
George Weston Ltd.	6,434	487,071
Loblaw Cos. Ltd.	9,708	498,818
Saputo, Inc.	12,059	358,735
		1,656,843
Energy (1.0%):
Canadian Natural Resources Ltd.	7,947	259,670
Enbridge, Inc.	7,883	254,405
Husky Energy, Inc.	15,265	268,068
Pembina Pipeline Corp.	11,238	381,909
Suncor Energy, Inc.	8,037	311,025
TransCanada Corp.	8,567	346,660
		1,821,737
Financials (4.7%):
Bank of Montreal	10,491	865,436
Brookfield Asset Management, Inc.	10,014	445,765

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Canadian Imperial Bank of Commerce (a)	8,600	$805,930
Fairfax Financial Holdings Ltd.	612	332,532
Great-West Lifeco, Inc.	28,851	700,109
Intact Financial Corp.	5,903	490,888
National Bank of Canada	13,831	690,854
Power Corp. of Canada	26,293	571,259
Power Financial Corp.	26,560	608,525
Royal Bank of Canada	8,783	704,136
Sun Life Financial, Inc.	13,664	543,280
The Bank of Nova Scotia	11,171	665,935
The Toronto-Dominion Bank	12,902	784,110
		8,208,759
Industrials (0.8%):
Canadian National Railway Co.	4,823	432,819
Canadian Pacific Railway Ltd.	1,983	419,524
Waste Connections, Inc.	6,296	501,925
		1,354,268
Information Technology (0.7%):
CGI Group, Inc. (b)	8,177	527,279
Constellation Software, Inc.	350	257,417
Open Text Corp.	9,352	355,905
		1,140,601
Materials (0.3%):
Franco-Nevada Corp.	5,525	345,660
Teck Resources Ltd., Class B	9,304	224,261
		569,921
Utilities (0.7%):
Fortis, Inc.	20,026	649,391
Hydro One Ltd. (c)	41,055	624,329
		1,273,720
		18,867,301
China (0.1%):
Consumer Staples (0.1%):
Sun Art Retail Group Ltd.	171,412	222,917

Denmark (1.7%):
Financials (0.1%):
Danske Bank A/S	10,551	277,169

Health Care (0.7%):
Ambu A/S	3,638	87,411
Coloplast A/S	3,436	351,417
H. Lundbeck A/S	3,769	232,822
Novo Nordisk A/S, Class B	6,632	312,293
William Demant Holding A/S (b)	5,417	203,626
		1,187,569
Industrials (0.5%):
DSV A/S	3,450	313,739
Rockwool International A/S - B Shs	528	226,101
Vestas Wind Systems A/S	3,859	261,037
		800,877
Materials (0.4%):
Christian Hansen Holding A/S	3,216	326,513

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Novozymes A/S, B Shares	7,230	$396,969
		723,482
		2,989,097
Finland (1.2%):
Energy (0.1%):
Neste Oyj	2,294	189,613

Financials (0.3%):
Sampo Oyj, Class A	9,102	471,267

Industrials (0.3%):
Kone Oyj, Class B	6,159	329,043
Wartsila Oyj ABP, Class B	13,473	262,609
		591,652
Materials (0.3%):
Stora ENSO Oyj, R Shares	12,409	237,332
UPM-Kymmene Oyj	7,929	311,122
		548,454
Utilities (0.2%):
Fortum Oyj	13,438	336,808
		2,137,794
France (11.2%):
Communication Services (0.6%):
Orange SA	27,553	439,332
Publicis Groupe SA	4,334	259,014
Vivendi Universal SA	12,459	320,659
		1,019,005
Consumer Discretionary (1.8%):
Accor SA	7,734	397,025
Cie Generale des Etablissements Michelin	2,751	328,785
Hermes International	640	423,943
Kering	465	249,234
LVMH Moet Hennessy Louis Vuitton SA	901	318,603
Psa Peugeot Citroen	8,539	230,278
Renault SA	3,377	292,067
Seb SA	1,756	298,850
Sodexo SA (a)	2,333	247,384
Valeo SA	6,374	276,744
		3,062,913
Consumer Staples (0.9%):
Danone SA	5,796	448,796
L’Oreal SA	1,787	430,880
Pernod Ricard SA	3,625	594,628
		1,474,304
Energy (0.2%):
Total SA	6,246	404,895

Financials (1.4%):
AXA SA	12,894	346,525
BNP Paribas SA	6,363	389,359
CNP Assurances	18,866	454,676
Credit Agricole SA	31,308	450,175
Natixis SA	44,303	300,565

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Societe Generale SA	9,742	$418,112
		2,359,412
Health Care (1.1%):
BioMerieux	3,336	278,064
Essilor International SA	3,455	511,191
Ipsen SA	2,238	376,204
Sanofi	5,372	477,456
Sartorius Stedim Biotech	2,512	345,568
		1,988,483
Industrials (3.4%):
Aeroports de Paris	1,592	358,357
Airbus Group SE	2,454	308,189
Alstom SA	11,606	518,592
Bollore SA	71,278	307,818
Bouygues	8,750	378,178
Bureau Veritas SA	17,394	448,884
Compagnie de Saint-Gobain	8,876	382,748
Edenred	6,882	262,289
Eiffage SA	4,940	551,463
Legrand SA	6,708	488,888
Safran SA	2,690	376,925
Schneider Electric SA	4,270	343,523
Teleperformance	2,122	400,307
Thales SA	3,028	430,086
Vinci SA	4,656	443,331
		5,999,578
Information Technology (0.5%):
Atos SE	2,106	250,598
Cap Gemini SA	2,897	364,563
Dassault Systemes SA	2,239	334,654
		949,815
Materials (0.5%):
Air Liquide SA	3,401	447,334
Arkema SA	2,941	364,296
		811,630
Utilities (0.8%):
Electricite de France SA	19,414	340,883
Gdf Suez	25,070	368,600
Suez Environnement Co.	19,512	277,254
Veolia Environnement SA	18,364	366,470
		1,353,207
		19,423,242
Germany (5.1%):
Communication Services (0.4%):
Deutsche Telekom AG, Registered Shares	26,621	429,107
United Internet AG, Registered Shares	4,972	235,209
		664,316
Consumer Discretionary (0.5%):
Bayerische Motoren Werke AG	3,688	332,708
Continental AG	1,330	231,522
Daimler AG, Registered Shares	4,844	305,632
		869,862

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Consumer Staples (0.2%):
Beiersdorf AG	3,596	$405,688

Financials (0.6%):
Commerzbank AG (b)	23,633	246,234
Deutsche Boerse AG	2,824	378,326
Hannover Rueck SE	3,076	434,582
		1,059,142
Health Care (0.7%):
Bayer AG	2,797	248,431
Fresenius Medical Care AG & Co. KGaA	3,162	325,157
Fresenius SE & Co. KGaA	3,839	281,842
Merck KGaA	2,946	304,381
		1,159,811
Industrials (1.1%):
Brenntag AG	6,424	396,447
Deutsche Post AG	8,006	285,424
Hochtief AG	2,026	335,863
MTU Aero Engines Holding AG	1,465	330,110
Rational AG	377	273,100
Siemens AG	2,763	353,923
		1,974,867
Information Technology (0.5%):
Infineon Technologies AG	10,053	228,392
SAP SE	3,080	379,011
Wirecard AG	918	198,968
		806,371
Materials (0.6%):
BASF SE	3,955	351,469
Evonik Industries AG	9,845	352,587
Symrise AG	3,532	322,365
		1,026,421
Real Estate (0.5%):
Deutsche Wohnen AG	10,006	479,972
Vonovia SE	7,962	388,949
		868,921
		8,835,399
Hong Kong (4.6%):
Consumer Discretionary (0.2%):
Galaxy Entertainment Group Ltd. (a)	29,636	187,972
Techtronic Industries Co. Ltd.	30,352	193,871
		381,843
Consumer Staples (0.1%):
WH Group Ltd. (c)	229,366	161,449

Financials (0.8%):
AIA Group Ltd.	31,870	284,586
Hang Seng Bank	14,194	385,499
Hong Kong Exchanges and Clearing Ltd.	11,848	339,038
The Bank of East Asia Ltd.	92,198	343,921
		1,353,044

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Health Care (0.0%):(d)
Sino Biopharmaceutical Ltd.	119,500	$111,441

Industrials (0.5%):
CK Hutchison Holdings Ltd.	35,686	411,205
MTR Corp. Ltd.	80,638	424,416
		835,621
Information Technology (0.0%):(d)
Hanergy Thin Film Power Group Ltd. (b)(e)(f)	26,000	1,960

Real Estate (1.8%):
CK Asset Holdings Ltd.	60,030	450,538
Henderson Land Development Co. Ltd.	87,044	437,561
New World Development Co. Ltd.	269,650	367,897
Shimao Property Holdings Ltd.	52,000	129,670
Sino Land Co. Ltd.	166,080	284,724
Sun Hung KAI Properties Ltd.	28,968	421,869
Swire Pacific Ltd., Class A	32,936	360,794
Wharf Real Estate Investment	37,000	238,698
Wheelock & Co. Ltd.	65,568	393,262
		3,085,013
Utilities (1.2%):
China Gas Holdings Ltd.	56,272	159,228
CK Infrastructure Holdings Ltd.	73,870	585,079
CLP Holdings Ltd.	36,536	427,768
Hong Kong & China Gas Co. Ltd.	264,205	524,502
Power Assets Holdings Ltd.	62,036	431,912
		2,128,489
		8,058,860
Ireland (1.4%):
Communication Services (0.1%):
WPP PLC	13,616	199,536

Consumer Staples (0.2%):
Kerry Group PLC	3,235	357,713

Financials (0.2%):
Bank of Ireland Group PLC	36,414	278,791

Industrials (0.6%):
Experian PLC	17,067	438,274
Kingspan Group PLC	6,366	296,794
Ryanair Holdings PLC, ADR (b)	2,576	247,399
		982,467
Materials (0.3%):
CRH PLC	10,524	344,284
Smurfit Kappa Group PLC	4,825	190,782
		535,066
		2,353,573
Israel (0.4%):
Financials (0.4%):
Bank Hapoalim BM	50,770	372,296
Bank Leumi Le-Israel B.M.	57,140	377,326
		749,622
Italy (1.9%):
Communication Services (0.1%):
Telecom Italia SpA (b)	373,967	227,054

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Consumer Discretionary (0.2%):
Moncler SpA	5,656	$243,601

Consumer Staples (0.2%):
Davide Campari - Milano SpA	43,834	373,256

Energy (0.4%):
Eni SpA	19,519	368,944
Snam SpA	82,413	343,372
		712,316
Financials (0.5%):
Assicurazioni Generali SpA	22,543	389,412
Intesa Sanpaolo SpA	100,018	255,560
UniCredit SpA (a)	15,858	238,662
		883,634
Industrials (0.1%):
Atlantia SpA	8,212	170,360

Utilities (0.4%):
Enel SpA	71,208	364,720
Terna Rete Elettrica Nazionale SpA (a)	64,853	346,400
		711,120
		3,321,341
Japan (20.1%):
Communication Services (1.1%):
KDDI Corp.	14,408	398,122
Nintendo Co. Ltd.	600	218,979
Nippon Telegraph & Telephone Corp.	9,064	409,476
NTT DOCOMO, Inc.	17,992	483,852
SoftBank Group Corp.	2,464	248,786
Yahoo Japan Corp.	58,530	210,728
		1,969,943
Consumer Discretionary (3.7%):
Aisin Seiki Co. Ltd.	5,910	287,696
Bridgestone Corp.	10,060	380,172
Denso Corp.	6,230	328,995
Fuji Heavy Industries Ltd.	13,350	408,961
Honda Motor Co. Ltd.	10,730	324,828
Isuzu Motors Ltd.	19,494	307,339
Koito Manufacturing Co. Ltd.	4,390	288,287
Mitsubishi Motors Corp.	32,200	227,328
Nissan Motor Co. Ltd. (a)	47,876	448,205
Nitori Holdings Co. Ltd.	2,030	291,187
Oriental Land Co. Ltd.	3,308	345,942
Panasonic Corp.	25,600	298,254
Rakuten, Inc.	30,300	232,264
Sekisui House Ltd.	22,472	342,718
Sharp Corp./Japan (a)	7,100	144,313
Shimano, Inc.	2,340	377,160
Sumitomo Electric Industries Ltd.	20,294	318,344
Suzuki Motor Corp.	3,604	206,469
Toyota Industries Corp.	4,908	290,332
Toyota Motor Corp.	5,624	351,253

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Zozo, Inc.	5,000	$151,409
		6,351,456
Consumer Staples (1.6%):
Asahi Group Holdings Ltd.	6,560	284,401
Japan Tobacco, Inc.	12,744	332,735
Kao Corp.	3,918	316,406
Kikkoman Corp.	5,400	321,338
Kose Corp.	1,000	190,581
MEIJI Holdings Co. Ltd.	4,404	295,797
Seven & i Holdings Co. Ltd.	11,600	516,690
Uni-Charm Corp.	9,094	300,839
Yakult Honsha Co. Ltd.	3,270	267,990
		2,826,777
Energy (0.2%):
Idemitsu Kosan Co. Ltd.	3,100	164,006
JXTG Holdings, Inc.	33,110	250,161
		414,167
Financials (2.8%):
Daiwa Securities Group, Inc.	71,000	432,000
Japan Post Bank Co. Ltd.	37,612	444,656
Japan Post Holdings Co. Ltd.	47,500	565,317
Mitsubishi UFJ Financial Group, Inc.	55,834	348,520
Mizuho Financial Group, Inc.	320,494	559,172
Nomura Holdings, Inc.	92,470	441,756
ORIX Corp.	21,368	346,478
Resona Holdings, Inc.	52,146	293,000
Sumitomo Mitsui Financial Group, Inc.	10,684	431,310
Sumitomo Mitsui Trust Holdings, Inc.	10,000	411,620
T&D Holdings, Inc.	18,100	298,745
The Dai-ichi Life Insurance Co. Ltd.	15,088	314,178
		4,886,752
Health Care (1.6%):
Astellas Pharma, Inc.	22,652	395,214
Chugai Pharmaceutical Co. Ltd.	4,830	310,378
Eisai Co. Ltd.	1,554	151,296
Hoya Corp.	5,118	304,106
M3, Inc.	9,400	213,320
ONO Pharmaceutical Co. Ltd.	8,284	234,446
Otsuka Holdings Co. Ltd.	6,200	312,565
Shionogi & Co. Ltd.	6,128	400,478
Sysmex Corp.	2,574	221,600
Taisho Pharmaceutical Holdings	2,400	293,451
		2,836,854
Industrials (4.5%):
Central Japan Railway Co.	1,954	406,969
Daikin Industries Ltd.	2,166	288,387
East Japan Railway Co.	4,886	453,977
FANUC Corp.	1,230	231,924
ITOCHU Corp.	20,308	371,837
Japan Airlines Co. Ltd.	11,500	413,433
Komatsu Ltd.	8,188	249,100
Kubota Corp.	18,504	314,535
Makita Corp.	5,578	279,391
Marubeni Corp.	41,874	383,354

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Mitsubishi Corp.	12,792	$394,232
Mitsubishi Electric Corp.	21,052	288,446
Mitsubishi Heavy Industries Ltd.	11,600	447,968
Mitsui & Co. Ltd.	22,486	399,938
Nidec Corp.	2,154	309,922
Recruit Holdings Co. Ltd.	7,720	257,696
Secom Co. Ltd.	5,310	432,933
SMC Corp.	614	196,523
Sumitomo Corp.	22,698	378,533
Taisei Corp.	5,834	266,022
Tokyu Corp.	23,100	422,551
Toyota Tsusho Corp.	8,380	316,463
West Japan Railway Co.	5,300	369,554
		7,873,688
Information Technology (1.9%):
Canon, Inc.	15,114	480,295
FUJIFILM Holdings Corp.	8,560	385,426
Fujitsu Ltd.	4,664	332,364
Hitachi Ltd.	9,347	317,608
Keyence Corp.	414	240,455
Murata Manufacturing Co. Ltd.	1,434	220,465
Nomura Research Institute Ltd.	5,358	270,730
NTT Data Corp.	20,408	282,586
Oracle Corp. Japan	2,700	217,711
ROHM Co. Ltd.	2,500	182,218
TDK Corp.	1,900	207,227
Tokyo Electron Ltd.	1,326	182,208
		3,319,293
Materials (1.4%):
Asahi Kasei Corp.	21,968	333,194
JFE Holdings, Inc.	12,104	277,774
Mitsubishi Chem Holdings	33,648	322,114
Nippon Paint Co. Ltd.	5,138	191,770
Nippon Steel & Sumitomo Metal	16,898	357,521
Nitto Denko Corp.	3,364	252,182
Shin-Etsu Chemical Co. Ltd.	2,870	254,283
Toray Industries, Inc.	49,580	372,505
		2,361,343
Real Estate (0.9%):
Daito Trust Construction Co. Ltd.	1,940	249,587
Daiwa House Industry Co. Ltd.	10,000	296,479
Mitsubishi Estate Co. Ltd.	18,252	310,413
Mitsui Fudosan Co. Ltd.	12,978	307,199
Sumitomo Realty & Development	10,200	366,338
		1,530,016
Utilities (0.4%):
Kansai Electric Power Co.	18,300	275,950
Tokyo Gas Co. Ltd.	15,300	376,102
		652,052
		35,022,341

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Luxembourg (0.4%):
Energy (0.2%):
Tenaris SA	13,712	$229,701

Health Care (0.1%):
Eurofins Scientific	402	228,207

Materials (0.1%):
Arcelormittal	7,099	220,865
		678,773
Macau (0.2%):
Consumer Discretionary (0.2%):
Sands China Ltd.	47,600	215,565
Wynn Macau Ltd.	60,000	137,968
		353,533
Netherlands (3.0%):
Communication Services (0.2%):
Koninklijke KPN NV	140,203	369,795

Consumer Staples (0.7%):
Heineken Holding A	4,491	406,661
Heineken NV	4,395	412,050
Koninklijke Ahold Delhaize NV	18,827	431,662
		1,250,373
Financials (0.8%):
ABN AMRO Group NV (c)	11,544	314,264
Aegon NV	51,742	335,656
ING Groep NV	27,357	355,190
NN Group NV	9,156	408,481
		1,413,591
Health Care (0.2%):
Koninklijke Philips NV	7,897	359,692

Industrials (0.4%):
Randstad Holding NV	5,529	295,128
Wolters Kluwer NV	7,071	440,645
		735,773
Information Technology (0.2%):
ASML Holding NV	1,261	235,541

Materials (0.5%):
AkzoNobel NV	4,676	437,201
Koninklijke DSM NV	3,435	363,837
		801,038
		5,165,803
Norway (0.9%):
Communication Services (0.2%):
Telenor ASA	18,934	370,265

Consumer Staples (0.2%):
Marine Harvest ASA	15,207	352,428

Energy (0.2%):
Aker BP ASA	6,430	272,981

Financials (0.2%):
DNB ASA	15,633	329,058

Materials (0.1%):
Norsk Hydro ASA	43,049	258,533
		1,583,265

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Portugal (0.4%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA	17,839	$262,698

Energy (0.2%):
Galp Energia SGPS SA	17,364	344,498
		607,196
Russian Federation (0.1%):
Materials (0.1%):
Evraz PLC	22,918	169,225

Singapore (1.6%):
Communication Services (0.2%):
Singapore Telecommunications Ltd.	160,794	381,190

Consumer Discretionary (0.3%):
Genting Singapore Ltd.	297,170	230,483
Jardine Cycle & Carriage Ltd.	13,284	310,935
		541,418
Consumer Staples (0.3%):
Wilmar International Ltd.	187,662	442,139

Financials (0.6%):
DBS Group Holdings Ltd.	18,778	358,468
Oversea-Chinese Banking Corp. Ltd.	41,938	351,043
United Overseas Bank Ltd.	17,492	346,589
		1,056,100
Real Estate (0.2%):
CapitaLand Ltd.	149,936	369,711
		2,790,558
Spain (2.9%):
Communication Services (0.2%):
Telefonica SA	54,222	429,168

Consumer Discretionary (0.2%):
Industria de Diseno Textil SA	10,991	333,150

Energy (0.2%):
Repsol SA	18,619	371,018

Financials (0.7%):
Banco Bilbao Vizcaya Argentaria SA (a)	47,658	303,741
Banco Santander SA (a)	64,056	322,399
Bankia SA	77,048	302,056
CaixaBank SA	62,170	284,218
		1,212,414
Health Care (0.2%):
Grifols SA	10,928	307,770

Industrials (0.5%):
Aena SA (c)	2,245	389,630
Ferrovial SA (a)	19,260	399,555
		789,185
Information Technology (0.2%):
Amadeus IT Holding SA	4,184	388,674

Utilities (0.7%):
Endesa SA	20,078	433,772
Iberdrola SA	56,491	415,649

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Red Electrica Corp. SA	20,164	$422,288
		1,271,709
		5,103,088
Sweden (2.8%):
Communication Services (0.2%):
TeliaSonera AB	74,446	342,067

Consumer Discretionary (0.2%):
Hennes & Mauritz AB, B Shares (a)	17,116	316,430

Consumer Staples (0.4%):
Essity AB, Class B	13,688	344,207
Swedish Match AB	6,407	328,142
		672,349
Financials (0.8%):
Nordea Bank AB	31,189	340,050
Skandinaviska Enskilda Banken AB, Class A	31,985	357,297
Svenska Handelsbanken AB	25,781	325,748
Swedbank AB, A Shares	17,015	421,932
		1,445,027
Health Care (0.1%):
Swedish Orphan Biovitrum AB (b)	6,853	200,563

Industrials (0.9%):
Alfa Laval AB	11,053	299,843
Atlas Copco AB, A Shares	9,639	277,976
Sandvik AB	16,430	291,745
SKF AB, B Shares	14,020	276,726
Volvo AB, Class B	17,472	308,969
		1,455,259
Information Technology (0.2%):
Hexagon AB, B Shares	5,884	345,070
		4,776,765
Switzerland (6.4%):
Communication Services (0.2%):
Swisscom AG	936	424,969

Consumer Discretionary (0.4%):
CIE Financiere Richemont SA	4,021	327,910
The Swatch Group AG, B shares	724	288,050
		615,960
Consumer Staples (1.0%):
Barry Callebaut AG	188	356,452
Chocoladefabriken Lindt & Spruengli AG	66	462,875
Coca-Cola HBC AG	10,835	368,961
Nestle SA, Registered Shares	6,489	541,213
		1,729,501
Financials (1.0%):
Julius Baer Group Ltd.	6,527	326,749
Partners Group Holding AG	608	482,496
Swiss Life Holding AG	1,222	463,388
Zurich Insurance Group AG	1,460	461,664
		1,734,297
Health Care (1.2%):
Lonza Group AG, Registered Shares	962	328,512

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Novartis AG	4,741	$407,890
Roche Holding AG (a)	1,850	448,356
Sonova Holding AG, Registered Shares	1,774	353,173
Straumann Holding AG	360	270,826
Vifor Pharma AG	1,383	239,875
		2,048,632
Industrials (1.6%):
ABB Ltd.	13,756	325,180
Adecco SA, Registered Shares	5,203	273,356
Ferguson PLC	4,859	412,547
Geberit AG	1,044	484,433
Kuehne + Nagel International AG	2,983	472,841
Schindler Holding AG	1,744	434,844
SGS SA	166	437,252
		2,840,453
Information Technology (0.2%):
Stmicroelectronics NV	9,608	174,838
Temenos AG	1,542	250,241
		425,079
Materials (0.8%):
EMS-Chemie Holding AG	641	382,248
Givaudan SA, Registered Shares	184	452,591
Glencore PLC	46,483	200,933
Sika AG, Registered Shares	2,016	293,666
		1,329,438
		11,148,329
United Arab Emirates (0.1%):
Health Care (0.1%):
NMC Health PLC	5,298	234,334

United Kingdom (10.1%):
Communication Services (0.8%):
BT Group PLC	101,305	297,443
Informa PLC	43,989	436,943
Pearson PLC	30,546	354,288
Vodafone Group PLC	161,762	346,781
		1,435,455
Consumer Discretionary (1.2%):
Burberry Group PLC	10,186	267,480
Compass Group PLC	18,572	412,905
InterContinental Hotels Group PLC	6,362	396,309
Next PLC	3,989	285,604
Persimmon PLC	12,476	384,520
Whitbread PLC	4,267	262,301
		2,009,119
Consumer Staples (1.9%):
Associated British Foods PLC	11,839	353,315
British American Tobacco PLC	5,907	275,936
Diageo PLC	13,781	488,317
Imperial Tobacco Group PLC	9,206	320,448
Reckitt Benckiser Group PLC	3,814	348,724
Sainsbury (J) PLC	60,146	252,235

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Tesco PLC	115,407	$360,656
Unilever NV	8,530	474,973
Unilever PLC	7,924	435,369
		3,309,973
Energy (0.4%):
BP PLC	44,404	341,013
Royal Dutch Shell PLC, Class A	10,653	366,026
		707,039
Financials (2.1%):
3I Group PLC	32,173	394,626
Aviva PLC	68,936	439,755
Hargreaves Lansdown PLC	11,897	346,519
Legal & General Group PLC	127,858	436,891
Lloyds Banking Group PLC	713,431	551,060
London Stock Exchange Group PLC	6,804	406,641
Prudential PLC	14,526	333,079
Schroders PLC	9,910	399,711
Standard Life PLC	85,263	339,901
		3,648,183
Health Care (0.5%):
AstraZeneca PLC	5,672	440,771
Smith & Nephew PLC	22,335	407,353
		848,124
Industrials (1.3%):
Ashtead Group PLC	9,441	299,837
BAE Systems PLC	54,768	449,512
Bunzl PLC	15,732	494,713
International Consolidated Airlines Group SA	35,481	305,270
Intertek Group PLC	4,725	307,389
RELX PLC	23,004	484,459
		2,341,180
Materials (1.3%):
Anglo American PLC	9,457	212,349
Antofagasta PLC	21,867	243,651
BHP Billiton PLC	11,105	241,857
Croda International PLC	5,854	396,858
DS Smith PLC	46,809	291,771
Johnson Matthey PLC	6,896	320,113
Mondi PLC	9,943	272,631
Rio Tinto PLC	5,366	271,328
		2,250,558
Utilities (0.6%):
Centrica PLC	177,858	359,035
National Grid PLC	34,993	360,902
SSE PLC	25,007	373,473
		1,093,410
		17,643,041
United States (0.2%):
Consumer Discretionary (0.2%):
Carnival PLC	4,673	290,121
Total Common Stocks (Cost $162,119,994)		166,504,883

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Exchange Traded Funds (3.5%)
United States (3.5%):
iShares MSCI South Korea ETF (a)	90,314	$6,165,736
Total Exchange Traded Funds (Cost $6,111,981)		6,165,736

Investment Companies (0.2%)
United States (0.2%):
JPMorgan U.S. Treasury Plus Money Market Fund, Class L, 1.98%	268,102	268,102
Total Investment Companies (Cost $268,102)		268,102

Collateral for Securities Loaned (2.8%)
United States (2.8%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.18% (g)	844,625	844,625
Fidelity Investments Money Market Government Portfolio, Class I, 2.00% (g)	1,326,270	1,326,270
Fidelity Investments Prime Money Market Portfolio, Class I, 2.18% (g)	422,362	422,362
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.23% (g)	263,931	263,931
JPMorgan Prime Money Market Fund, Capital Class, 2.18% (g)	1,425,213	1,425,213
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.23% (g)	527,861	527,861
Total Collateral for Securities Loaned (Cost $4,810,262)		4,810,262
Total Investments (Cost $173,310,339) — 102.1%		177,748,983
Liabilities in excess of other assets — (2.1)%		(3,595,862)
NET ASSETS - 100.00%		$174,153,121

(a)                     All or a portion of this security is on loan.

(b)                     Non-income producing security.

(c)                      Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2018, the fair value of these securities was $1,489,672 and amounted to 0.9% of net assets.

(d)                     Amount represents less than 0.05% of net assets.

(e)                      Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of the Fund’s net assets as of September 30, 2018. This security is classified as Level 3 within the fair value hierarchy. See Note 2 for additional information.

(f)                       The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.  As of September 30, 2018, illiquid securities were less than 0.05% of the Fund’s net assets.

(g)                      Rate disclosed is the daily yield on September 30, 2018.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

PLC—Public Limited Company

See notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index Futures	9	12/21/18	$897,766	$888,975	$(8,791)

	Total unrealized appreciation				$—
	Total unrealized depreciation				(8,791)
	Total net unrealized appreciation(depreciation)				$(8,791)

See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments
Victory Portfolios II	September 30, 2018
(Unaudited)

1. Organization:

The Victory Portfolios II (the “Trust”) currently offers shares of 20 funds, 18 of which are exchange-traded funds (“ETFs”). The accompanying Schedules of Portfolio Investments are those of the following 14 Funds (collectively, the “Funds” and individually, a “Fund”):

Funds	Investment Objectives
VictoryShares US 500 Volatility Wtd ETF (“US 500 Volatility Wtd ETF”)	Seeks to provide investment results that track performance of the Nasdaq Victory US Large Cap 500 Volatility Weight Index before expenses.

VictoryShares US Small Cap Volatility Wtd ETF (“US Small Cap Volatility Wtd ETF”)	Seeks to provide investment results that track performance of the Nasdaq Victory US Small Cap 500 Volatility Weighted Index before expenses.

VictoryShares International Volatility Wtd ETF (“International Volatility Wtd ETF “)	Seeks to provide investment results that track performance of the Nasdaq Victory International 500 Volatility Weighted Index before expenses.

VictoryShares Emerging Market Volatility Wtd ETF (“Emerging Market Volatility Wtd ETF “)	Seeks to provide investment results that track performance of the Nasdaq Victory Emerging Market 500 Volatility Weighted Index before expenses.

VictoryShares US Large Cap High Div Volatility Wtd ETF (“US Large Cap High Div Volatility Wtd ETF “)	Seeks to provide investment results that track performance of the Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index before expenses.

VictoryShares US Small Cap High Div Volatility Wtd ETF (“US Small Cap High Div Volatility Wtd ETF “)	Seeks to provide investment results that track performance of the Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index before expenses.

VictoryShares International High Div Volatility Wtd ETF (“International High Div Volatility Wtd ETF “)	Seeks to provide investment results that track performance of the Nasdaq Victory International High Dividend 100 Volatility Weighted Index before expenses.

VictoryShares Emerging Market High Div Volatility Wtd ETF (“Emerging Market High Div Volatility Wtd ETF”)	Seeks to provide investment results that track performance of the Nasdaq Victory Emerging Market High Dividend 100 Volatility Weighted Index before fees and expenses.

VictoryShares Dividend Accelerator ETF (“Dividend Accelerator ETF “)	Seeks to provide investment results that track performance of the Nasdaq Victory Dividend Accelerator Index before expenses.

VictoryShares US Multi-Factor Minimum Volatility ETF (“US Multi-Factor Minimum Volatility ETF “)	Seeks to provide investment results that track performance of the Nasdaq Victory US Multi-Factor Minimum Volatility Index before expenses.

VictoryShares US 500 Enhanced Volatility Wtd ETF (“US 500 Enhanced Volatility Wtd ETF”)	Seeks to provide investment results that track performance of the Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index before expenses.

Notes to Schedules of Portfolio Investments - continued
Victory Portfolios II	September 30, 2018
(Unaudited)

VictoryShares US EQ Income Enhanced Volatility Wtd ETF (“US EQ Income Enhanced Volatility Wtd ETF “)	Seeks to provide investment results that track performance of the Nasdaq Victory US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index before expenses.

VictoryShares US Discovery Enhanced Volatility Wtd ETF (US Discovery Enhanced Volatility Wtd ETF”)	Seeks to provide investment results that track performance of the Nasdaq Victory US Small Cap 500 Long/Cash Volatility Weighted Index before expenses.

VictoryShares Developed Enhanced Volatility Wtd ETF (“Developed Enhanced Volatility Wtd ETF”)	Seeks to provide investment results that track performance of the Nasdaq Victory International 500 Long/Cash Volatility Weighted Index before expenses.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedules of Portfolio Investments. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, American Depositary Receipts (“ADRs”) and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security

Notes to Schedules of Portfolio Investments - continued
Victory Portfolios II	September 30, 2018
(Unaudited)

is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

A summary of the valuations as of September 30, 2018, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments:

	Level 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Level 3 - Other Significant Unobservable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
US 500 Volatility Wtd ETF
Common Stocks	$655,183,924	$—	$—	$—	$—	$—	$655,183,924	$—
Collateral for Securities Loaned	44,424,285	—	—	—	—	—	44,424,285	—
Futures Contracts	—	3,493	—	—	—	—	—	3,493
Total	699,608,209	3,493	—	—	—	—	699,608,209	3,493

US Small Cap Volatility Wtd ETF
Common Stocks	41,974,007	—	—	—	—	—	41,974,007	—
Rights	—	—	2,942	—	—	—	2,942	—
Collateral for Securities Loaned	2,493,526	—	—	—	—	—	2,493,526	—
Futures Contracts	—	(463)	—	—	—	—	—	(463)
Total	44,467,533	(463)	2,942	—	—	—	44,470,475	(463)

International Volatility Wtd ETF
Common Stocks	20,756,007	—	—	—	—	—	20,756,007	—
Exchange Traded Funds	761,483	—	—	—	—	—	761,483	—
Collateral for Securities Loaned	119,672	—	—	—	—	—	119,672	—
Futures Contracts	—	2,761	—	—	—	—	—	2,761
Total	21,637,162	2,761	—	—	—	—	21,637,162	2,761

Emerging Market Volatility Wtd ETF
Common Stocks	18,704,781	—	8,336	—	—	—	18,713,117	—
Exchange Traded Funds	54,296	—	—	—	—	—	54,296	—
Collateral for Securities Loaned	99,758	—	—	—	—	—	99,758	—
Futures Contracts	—	1,648	—	—	—	—	—	1,648
Total	18,858,835	1,648	8,336	—	—	—	18,867,171	1,648

Notes to Schedules of Portfolio Investments - continued
Victory Portfolios II	September 30, 2018
(Unaudited)

US Large Cap High Div Volatility Wtd ETF
Common Stocks	151,113,609	—	—	—	—	—	151,113,609	—
Collateral for Securities Loaned	2,386,211	—	—	—	—	—	2,386,211	—
Futures Contracts	—	5,373	—	—	—	—	—	5,373
Total	153,499,820	5,373	—	—	—	—	153,499,820	5,373

US Small Cap High Div Volatility Wtd ETF
Common Stocks	51,518,183	—	—	—	—	—	51,518,183	—
Rights	—	—	14,186	—	—	—	14,186	—
Collateral for Securities Loaned	4,552,689	—	—	—	—	—	4,552,689	—
Futures Contracts	—	(1,322)	—	—	—	—	—	(1,322)
Total	56,070,872	(1,322)	14,186	—	—	—	56,085,058	(1,322)

International High Div Volatility Wtd ETF
Common Stocks	44,923,428	—	—	—	—	—	44,923,428	—
Exchange Traded Funds	1,153,695	—	—	—	—	—	1,153,695	—
Collateral for Securities Loaned	700,310	—	—	—	—	—	700,310	—
Futures Contracts	—	(3,476)	—	—	—	—	—	(3,476)
Total	46,777,433	(3,476)	—	—	—	—	46,777,433	(3,476)

Emerging Market High Div Volatility Wtd ETF
Common Stocks	20,720,922	—	—	—	—	—	20,720,922	—
Exchange Traded Funds	189,307	—	—	—	—	—	189,307	—
Futures Contracts	—	1,957	—	—	—	—	—	1,957
Total	20,910,229	1,957	—	—	—	—	20,910,229	1,957

Dividend Accelerator ETF
Common Stocks	7,745,913	—	—	—	—	—	7,745,913	—
Collateral for Securities Loaned	80,174	—	—	—	—	—	80,174	—
Total	7,826,087	—	—	—	—	—	7,826,087	—

US Multi-Factor Minimum Volatility ETF
Common Stocks	13,544,202	—	—	—	—	—	13,544,202	—
Collateral for Securities Loaned	41,842	—	—	—	—	—	41,842	—
Total	13,586,044	—	—	—	—	—	13,586,044	—

US 500 Enhanced Volatility Wtd ETF
Common Stocks	1,118,646,326	—	—	—	—	—	1,118,646,326	—
Investment Companies	3,227,561	—	—	—	—	—	3,227,561	—
Collateral for Securities Loaned	82,657,418	—	—	—	—	—	82,657,418	—
Futures Contracts	—	3,307	—	—	—	—	—	3,307
Total	1,204,531,305	3,307	—	—	—	—	1,204,531,305	3,307

US EQ Income Enhanced Volatility Wtd ETF
Common Stocks	830,878,915	—	—	—	—	—	830,878,915	—
Investment Companies	2,969,094	—	—	—	—	—	2,969,094	—
Collateral for Securities Loaned	66,809,070	—	—	—	—	—	66,809,070	—
Futures Contracts	—	21,032	—	—	—	—	—	21,032
Total	900,657,079	21,032	—	—	—	—	900,657,079	21,032

Notes to Schedules of Portfolio Investments - continued
Victory Portfolios II	September 30, 2018
(Unaudited)

US Discovery Enhanced Volatility Wtd ETF
Common Stocks	127,794,368	—	—	—	—	—	127,794,368	—
Rights	—	—	8,448	—	—	—	8,448	—
Investment Companies	295,703	—	—	—	—	—	295,703	—
Collateral for Securities Loaned	8,845,688	—	—	—	—	—	8,845,688	—
Futures Contracts	—	(1,525)	—	—	—	—	—	(1,525)
Total	136,935,759	(1,525)	8,448	—	—	—	136,944,207	(1,525)

Developed Enhanced Volatility Wtd ETF
Common Stocks	166,502,923	—	—	—	1,960	—	166,504,883	—
Exchange Traded Funds	6,165,736	—	—	—	—	—	6,165,736	—
Investment Companies	268,102	—	—	—	—	—	268,102	—
Collateral for Securities Loaned	4,810,262	—	—	—	—	—	4,810,262	—
Futures Contracts	—	(8,791)	—	—	—	—	—	(8,791)
Total	$177,747,023	$(8,791)	$—	$—	$1,960	$—	$177,748,983	$(8,791)

^ Other Financial investments include any derivative instruments not reflected in the Schedules of Portfolio Investments as Investment Securities, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

There were no level transfers during the period ended September 30, 2018.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Developed Enhanced Volatility Wtd ETF	Investments in Securities
Balance as of June 30, 2018	$563
Realized Gain (Loss)	—
Change in Unrealized Appreciation/Depreciation	1,397
Purchases	—
Sale Proceeds	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of September 30, 2018	$1,960

Investment Companies:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Notes to Schedules of Portfolio Investments - continued
Victory Portfolios II	September 30, 2018
(Unaudited)

Derivative Instruments:

Foreign Exchange Currency Contracts:

The Developed Enhanced Volatility Wtd ETF, International Volatility Wtd ETF, Emerging Market Volatility Wtd ETF, International High Div Volatility Wtd ETF, and Emerging Market High Div Volatility Wtd ETF may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Developed Enhanced Volatility Wtd ETF, International Volatility Wtd ETF, Emerging Market Volatility Wtd ETF and International High Div Volatility Wtd ETF enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of September 30, 2018, the Funds had no open forward foreign exchange currency contracts.

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures

Notes to Schedules of Portfolio Investments - continued
Victory Portfolios II	September 30, 2018
(Unaudited)

transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Investment Transactions:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement (“MSLA”) with Citibank, N.A. (“Citibank” or the “Agent”). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral.  Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit.  The cash collateral is invested in short-term instruments or cash equivalents as noted on the Funds’ Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds’ Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table (in thousands) is a summary of the Funds’ securities lending transactions which are subject to offset under the MSLA as of September 30, 2018. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

Notes to Schedules of Portfolio Investments - continued
Victory Portfolios II	September 30, 2018
(Unaudited)

	Amount of Recognized Assets	Value of	Value of Non-cash Collateral Received by Maturity
Fund	(Value of Securities on Loan)	Cash Collateral Received	<30 Days	Between 30 & 90 Days	>90 Days	Net Amount
US 500 Volatility Wtd ETF	$43,352,679	$44,424,285	$—	$—	$—	$1,071,606
US Small Cap Volatility Wtd ETF	2,421,952	2,493,526	—	—	—	71,574
International Volatility Wtd ETF	158,365	119,672	—	—	48,382	9,689
Emerging Market Volatility Wtd ETF	103,024	99,758	9,418	—	9,817	15,969
US Large Cap High Div Volatility Wtd ETF	2,330,710	2,386,211	—	—	—	55,501
US Small Cap High Div Volatility Wtd ETF	4,415,526	4,552,689	—	—	—	137,163
International High Div Volatility Wtd ETF	696,444	700,310	—	—	—	3,866
Dividend Accelerator ETF	79,050	80,174	—	—	—	1,124
US Multi-Factor Minimum Volatility ETF	40,993	41,842	—	—	—	849
US 500 Enhanced Volatility Wtd ETF	80,676,830	82,657,418	—	—	—	1,980,588
US EQ Income Enhanced Volatility Wtd ETF	65,535,799	66,809,070	—	—	—	1,273,271
US Discovery Enhanced Volatility Wtd ETF	8,608,804	8,845,688	—	—	—	236,884
Developed Enhanced Volatility Wtd ETF	4,634,115	4,810,262	—	—	—	176,147

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions.

3. Risks:

The Funds may be subject to other risks in addition to these identified risks.

An investment in the Funds’ shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets.  The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds’ shares.  An investment in the Funds’ shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds’ distributions.

Notes to Schedules of Portfolio Investments - continued
Victory Portfolios II	September 30, 2018
(Unaudited)

The Developed Enhanced Volatility Wtd ETF, International Volatility Wtd ETF, Emerging Market Volatility Wtd ETF International High Div Volatility Wtd ETF, and Emerging Market High Div Volatility Wtd ETF invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund’s investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund’s holdings, including industry and/or geographic composition, as relevant.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Funds’ Adviser, Victory Capital Management, Inc., to be of comparable quality.

4. Recent Accounting Pronouncements:

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule introduced Form N-PORT as a new regulatory reporting form for investment companies. The Funds’ compliance date for Form N-PORT was June 1, 2018, and the Funds will make their initial filing with the SEC on Form N-PORT for the period ending March 31, 2019. Effective with the period ended June 30, 2018, the Funds were required to maintain, and make available to the SEC upon request, the information required to be included in Form N-PORT. Form N-PORT will replace Form N-Q filings effective with the requirement to file the Form N-PORT with the SEC for the period ending March 31, 2019. The Funds’ adoption of the amendment has no effect on the Funds’ net assets or results of operations.

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08 “Premium Amortization on Purchased Callable Debt Securities” (“ASU 2017-08”), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08 and its impact on the Schedules of Portfolio Investments and related disclosures has not yet been determined.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Victory Portfolio II

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	November 20, 2018

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	November 20, 2018